(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH INCOME MUNICIPAL
FUND - CLASS A, CLASS T
(FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       18   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              19   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     34   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    41   Notes to the financial statements.

REPORT OF INDEPENDENT    47   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            48


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR HIGH INCOME MUNICIPAL FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class A     4.43%    39.80%   121.64%

Advisor High Income Municipal - Class A     -0.01%   33.86%   112.22%
 (incl. max. 4.25% sales charge)

Lehman Brothers 70% Municipal/              5.55%    n/a      n/a
 30% Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average     5.74%    40.72%   n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index. With a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%, this index is a total return performance benchmark for both investment-grade and non-investment-grade municipal bonds. To measure how Class A's performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of 43 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class A     4.43%    6.93%    9.10%

Advisor High Income Municipal - Class A     -0.01%   6.01%    8.59%
 (incl. max. 4.25% sales charge)

Lehman Brothers 70% Municipal/              5.55%    n/a      n/a
 30% Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average     5.74%    7.06%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA High Inc Class A         LB Lehman Brothers Muni Bond
             00257                       LB015
  1987/09/30       9575.00                    10000.00
  1987/10/31       9606.00                    10035.40
  1987/11/30       9769.00                    10297.42
  1987/12/31       9936.00                    10446.84
  1988/01/31      10302.00                    10818.96
  1988/02/29      10416.00                    10933.31
  1988/03/31      10295.00                    10806.49
  1988/04/30      10346.00                    10888.62
  1988/05/31      10398.00                    10857.15
  1988/06/30      10591.00                    11015.99
  1988/07/31      10625.00                    11087.81
  1988/08/31      10661.00                    11097.57
  1988/09/30      10824.00                    11298.44
  1988/10/31      10972.00                    11497.29
  1988/11/30      10983.00                    11391.97
  1988/12/31      11109.00                    11508.51
  1989/01/31      10249.00                    11746.51
  1989/02/28      11260.00                    11612.48
  1989/03/31      11347.00                    11584.73
  1989/04/30      11606.00                    11859.75
  1989/05/31      11796.00                    12106.08
  1989/06/30      11931.00                    12270.48
  1989/07/31      12036.00                    12437.48
  1989/08/31      12129.00                    12315.71
  1989/09/30      12165.00                    12279.01
  1989/10/31      12294.00                    12429.19
  1989/11/30      12445.00                    12646.70
  1989/12/31      12563.00                    12750.15
  1990/01/31      12583.00                    12689.84
  1990/02/28      12673.00                    12802.78
  1990/03/31      12753.00                    12806.62
  1990/04/30      12636.00                    12713.90
  1990/05/31      12895.00                    12991.44
  1990/06/30      13047.00                    13105.64
  1990/07/31      13248.00                    13298.29
  1990/08/31      13159.00                    13105.20
  1990/09/30      13253.00                    13112.67
  1990/10/31      13434.00                    13350.53
  1990/11/30      13768.00                    13619.01
  1990/12/31      13856.00                    13678.26
  1991/01/31      14017.00                    13861.82
  1991/02/28      14124.69                    13982.42
  1991/03/31      14207.73                    13987.45
  1991/04/30      14439.07                    14173.48
  1991/05/31      14617.55                    14299.48
  1991/06/30      14651.57                    14285.33
  1991/07/31      14841.02                    14459.32
  1991/08/31      14975.05                    14649.75
  1991/09/30      15150.70                    14840.49
  1991/10/31      15318.59                    14974.06
  1991/11/30      15376.21                    15015.83
  1991/12/31      15543.44                    15338.07
  1992/01/31      15715.74                    15373.04
  1992/02/29      15801.12                    15377.96
  1992/03/31      15880.39                    15383.65
  1992/04/30      16023.71                    15520.57
  1992/05/31      16167.46                    15703.25
  1992/06/30      16389.15                    15966.75
  1992/07/31      16959.83                    16445.43
  1992/08/31      16828.50                    16285.09
  1992/09/30      16933.52                    16391.59
  1992/10/31      16729.16                    16230.46
  1992/11/30      17064.45                    16521.15
  1992/12/31      17270.19                    16689.83
  1993/01/31      17562.30                    16883.93
  1993/02/28      18182.45                    17494.62
  1993/03/31      17992.80                    17309.71
  1993/04/30      18183.61                    17484.36
  1993/05/31      18334.19                    17582.62
  1993/06/30      18628.14                    17876.08
  1993/07/31      18641.97                    17899.49
  1993/08/31      19122.11                    18272.16
  1993/09/30      19386.91                    18480.28
  1993/10/31      19397.30                    18515.95
  1993/11/30      19207.73                    18352.82
  1993/12/31      19651.27                    18740.25
  1994/01/31      19880.10                    18954.27
  1994/02/28      19354.66                    18463.35
  1994/03/31      18323.00                    17711.52
  1994/04/30      18444.58                    17861.72
  1994/05/31      18553.66                    18016.58
  1994/06/30      18485.34                    17906.50
  1994/07/31      18818.79                    18234.72
  1994/08/31      18848.36                    18297.81
  1994/09/30      18553.09                    18029.20
  1994/10/31      18227.86                    17709.00
  1994/11/30      17641.84                    17388.82
  1994/12/31      18069.41                    17771.55
  1995/01/31      18679.84                    18279.46
  1995/02/28      19183.15                    18811.03
  1995/03/31      19284.01                    19027.17
  1995/04/30      19347.40                    19049.62
  1995/05/31      19966.53                    19657.49
  1995/06/30      19809.91                    19486.47
  1995/07/31      19874.45                    19671.21
  1995/08/31      20075.50                    19920.64
  1995/09/30      20237.39                    20046.73
  1995/10/31      20506.79                    20338.21
  1995/11/30      20893.83                    20675.63
  1995/12/31      21078.31                    20874.32
  1996/01/31      21193.28                    21031.92
  1996/02/29      21160.46                    20889.95
  1996/03/31      20713.35                    20622.98
  1996/04/30      20630.60                    20564.62
  1996/05/31      20606.27                    20556.39
  1996/06/30      20846.32                    20780.25
  1996/07/31      20982.57                    20969.35
  1996/08/31      21028.24                    20964.32
  1996/09/30      21206.14                    21257.82
  1996/10/31      21415.44                    21498.24
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Municipal Fund - Class A on September 30, 1987, shortly after the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $21,415 - a 114.15% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,498 - a 114.98% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED OCTOBER 31,

                                    1996     1995     1994      1993     1992

Dividend return                     5.61%    6.62%    5.27%     6.49%    7.01%

Capital appreciation return         -1.18%   5.88%    -11.30%   9.46%    2.20%

Total return                        4.43%    12.50%   -6.03%    15.95%   9.21%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996           PAST          LIFE OF
                                         MONTH         CLASS

Dividends per share                      5.53(cents)   10.37(cents)

Annualized dividend rate                 5.56%         5.58%

30-day annualized yield                  n/a           -

30-day annualized tax-equivalent yield   n/a           -

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $11.72 over the past month, and $11.69 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
ADVISOR HIGH INCOME MUNICIPAL FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class T     4.68%    40.13%   122.17%

Advisor High Income Municipal - Class T     1.02%    35.23%   114.39%
 (incl. max. 3.50% sales charge)

Lehman Brothers 70% Municipal/              5.55%    n/a      n/a
 30% Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average     5.74%    40.72%   n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index. With a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%, this index is a total return performance benchmark for both investment-grade and non-investment-grade municipal bonds. To measure how Class T's performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of 43 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class T     4.68%    6.98%    9.13%

Advisor High Income Municipal - Class T     1.02%    6.22%    8.71%
 (incl. max. 3.50% sales charge)

Lehman Brothers 70% Municipal/              5.55%    n/a      n/a
 30% Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average     5.74%    7.06%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA High Inc Class T         LB Lehman Brothers Muni Bond
             00220                       LB015
  1987/09/30       9650.00                    10000.00
  1987/10/31       9681.25                    10035.40
  1987/11/30       9845.49                    10297.42
  1987/12/31      10014.15                    10446.84
  1988/01/31      10382.45                    10818.96
  1988/02/29      10497.60                    10933.31
  1988/03/31      10375.89                    10806.49
  1988/04/30      10426.79                    10888.62
  1988/05/31      10478.97                    10857.15
  1988/06/30      10674.23                    11015.99
  1988/07/31      10708.22                    11087.81
  1988/08/31      10744.75                    11097.57
  1988/09/30      10908.51                    11298.44
  1988/10/31      11057.55                    11497.29
  1988/11/30      11069.50                    11391.97
  1988/12/31      11196.10                    11508.51
  1989/01/31      11337.08                    11746.51
  1989/02/28      11348.45                    11612.48
  1989/03/31      11435.78                    11584.73
  1989/04/30      11697.12                    11859.75
  1989/05/31      11888.22                    12106.08
  1989/06/30      12024.38                    12270.48
  1989/07/31      12129.87                    12437.48
  1989/08/31      12223.70                    12315.71
  1989/09/30      12260.56                    12279.01
  1989/10/31      12390.00                    12429.19
  1989/11/30      12542.53                    12646.70
  1989/12/31      12661.78                    12750.15
  1990/01/31      12681.76                    12689.84
  1990/02/28      12772.64                    12802.78
  1990/03/31      12852.77                    12806.62
  1990/04/30      12735.22                    12713.90
  1990/05/31      12996.20                    12991.44
  1990/06/30      13149.32                    13105.64
  1990/07/31      13352.13                    13298.29
  1990/08/31      13262.04                    13105.20
  1990/09/30      13356.34                    13112.67
  1990/10/31      13539.71                    13350.53
  1990/11/30      13875.67                    13619.01
  1990/12/31      13964.19                    13678.26
  1991/01/31      14126.71                    13861.82
  1991/02/28      14235.33                    13982.42
  1991/03/31      14319.02                    13987.45
  1991/04/30      14552.17                    14173.48
  1991/05/31      14732.05                    14299.48
  1991/06/30      14766.34                    14285.33
  1991/07/31      14957.27                    14459.32
  1991/08/31      15092.35                    14649.75
  1991/09/30      15269.37                    14840.49
  1991/10/31      15438.57                    14974.06
  1991/11/30      15496.65                    15015.83
  1991/12/31      15665.19                    15338.07
  1992/01/31      15838.84                    15373.04
  1992/02/29      15924.89                    15377.96
  1992/03/31      16004.78                    15383.65
  1992/04/30      16149.22                    15520.57
  1992/05/31      16294.10                    15703.25
  1992/06/30      16517.52                    15966.75
  1992/07/31      17092.67                    16445.43
  1992/08/31      16960.31                    16285.09
  1992/09/30      17066.16                    16391.59
  1992/10/31      16860.20                    16230.46
  1992/11/30      17198.11                    16521.15
  1992/12/31      17405.46                    16689.83
  1993/01/31      17699.87                    16883.93
  1993/02/28      18324.87                    17494.62
  1993/03/31      18133.74                    17309.71
  1993/04/30      18326.04                    17484.36
  1993/05/31      18477.80                    17582.62
  1993/06/30      18774.05                    17876.08
  1993/07/31      18787.99                    17899.49
  1993/08/31      19271.89                    18272.16
  1993/09/30      19538.76                    18480.28
  1993/10/31      19549.24                    18515.95
  1993/11/30      19358.19                    18352.82
  1993/12/31      19805.20                    18740.25
  1994/01/31      20035.82                    18954.27
  1994/02/28      19506.27                    18463.35
  1994/03/31      18466.52                    17711.52
  1994/04/30      18589.05                    17861.72
  1994/05/31      18698.98                    18016.58
  1994/06/30      18630.14                    17906.50
  1994/07/31      18966.20                    18234.72
  1994/08/31      18995.99                    18297.81
  1994/09/30      18698.42                    18029.20
  1994/10/31      18370.64                    17709.00
  1994/11/30      17780.02                    17388.82
  1994/12/31      18210.95                    17771.55
  1995/01/31      18826.16                    18279.46
  1995/02/28      19333.41                    18811.03
  1995/03/31      19435.06                    19027.17
  1995/04/30      19498.94                    19049.62
  1995/05/31      20122.93                    19657.49
  1995/06/30      19965.07                    19486.47
  1995/07/31      20030.12                    19671.21
  1995/08/31      20232.75                    19920.64
  1995/09/30      20395.91                    20046.73
  1995/10/31      20667.41                    20338.21
  1995/11/30      21057.49                    20675.63
  1995/12/31      21243.42                    20874.32
  1996/01/31      21359.29                    21031.92
  1996/02/29      21326.21                    20889.95
  1996/03/31      20875.60                    20622.98
  1996/04/30      20792.20                    20564.62
  1996/05/31      20767.68                    20556.39
  1996/06/30      21009.61                    20780.25
  1996/07/31      21146.93                    20969.35
  1996/08/31      21192.96                    20964.32
  1996/09/30      21383.14                    21257.82
  1996/10/31      21634.69                    21498.24
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Municipal Fund - Class T on September 30, 1987, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $21,635 - a 116.35% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,498 - a 114.98% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED OCTOBER 31,

                                    1996     1995     1994      1993     1992

Dividend return                     5.69%    6.62%    5.27%     6.49%    7.01%

Capital appreciation return         -1.01%   5.88%    -11.30%   9.46%    2.20%

Total return                        4.68%    12.50%   -6.03%    15.95%   9.21%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.74(cents)   33.42(cents)   66.08(cents)

Annualized dividend rate                 5.76%         5.69%          5.60%

30-day annualized yield                  5.48%         -              -

30-day annualized tax-equivalent yield   8.56%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $11.73 over the past month, $11.65 over the past six months and $11.79 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
ADVISOR HIGH INCOME MUNICIPAL FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1/shareholder service fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 4%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class B     3.98%    37.36%   117.77%

Advisor High Income Municipal - Class B     0.02%    36.36%   117.77%
 (incl. contingent deferred sales charge)

Lehman Brothers 70% Municipal/              5.55%    n/a      n/a
 30% Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average     5.74%    40.72%   n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index. With a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%, this index is a total return performance benchmark for both investment-grade and non-investment -grade municipal bonds. To measure how Class B's performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of 43 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor High Income Municipal - Class       3.98%    6.55%    8.89%
B

Advisor High Income Municipal - Class B     0.02%    6.40%    8.89%
 (incl. contingent deferred sales charge)

Lehman Brothers 70% Municipal/              5.55%    n/a      n/a
 30% Non-Investment Grade Composite
Index

High-Yield Municipal Debt Funds             5.74%    7.06%    n/a
Average

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA High Inc Class B         LB Lehman Brothers Muni Bond
             00669                       LB015
  1987/09/30      10000.00                    10000.00
  1987/10/31      10032.38                    10035.40
  1987/11/30      10202.58                    10297.42
  1987/12/31      10377.36                    10446.84
  1988/01/31      10759.02                    10818.96
  1988/02/29      10878.35                    10933.31
  1988/03/31      10752.21                    10806.49
  1988/04/30      10804.96                    10888.62
  1988/05/31      10859.03                    10857.15
  1988/06/30      11061.37                    11015.99
  1988/07/31      11096.60                    11087.81
  1988/08/31      11134.46                    11097.57
  1988/09/30      11304.15                    11298.44
  1988/10/31      11458.60                    11497.29
  1988/11/30      11470.98                    11391.97
  1988/12/31      11602.17                    11508.51
  1989/01/31      11748.27                    11746.51
  1989/02/28      11760.05                    11612.48
  1989/03/31      11850.55                    11584.73
  1989/04/30      12121.36                    11859.75
  1989/05/31      12319.40                    12106.08
  1989/06/30      12460.50                    12270.48
  1989/07/31      12569.81                    12437.48
  1989/08/31      12667.04                    12315.71
  1989/09/30      12705.24                    12279.01
  1989/10/31      12839.38                    12429.19
  1989/11/30      12997.44                    12646.70
  1989/12/31      13121.01                    12750.15
  1990/01/31      13141.72                    12689.84
  1990/02/28      13235.90                    12802.78
  1990/03/31      13318.94                    12806.62
  1990/04/30      13197.12                    12713.90
  1990/05/31      13467.56                    12991.44
  1990/06/30      13626.24                    13105.64
  1990/07/31      13836.41                    13298.29
  1990/08/31      13743.04                    13105.20
  1990/09/30      13840.77                    13112.67
  1990/10/31      14030.79                    13350.53
  1990/11/30      14378.93                    13619.01
  1990/12/31      14470.66                    13678.26
  1991/01/31      14639.07                    13861.82
  1991/02/28      14751.63                    13982.42
  1991/03/31      14838.36                    13987.45
  1991/04/30      15079.97                    14173.48
  1991/05/31      15266.37                    14299.48
  1991/06/30      15301.90                    14285.33
  1991/07/31      15499.76                    14459.32
  1991/08/31      15639.74                    14649.75
  1991/09/30      15823.19                    14840.49
  1991/10/31      15998.52                    14974.06
  1991/11/30      16058.70                    15015.83
  1991/12/31      16233.36                    15338.07
  1992/01/31      16413.30                    15373.04
  1992/02/29      16502.47                    15377.96
  1992/03/31      16585.27                    15383.65
  1992/04/30      16734.95                    15520.57
  1992/05/31      16885.07                    15703.25
  1992/06/30      17116.60                    15966.75
  1992/07/31      17712.61                    16445.43
  1992/08/31      17575.45                    16285.09
  1992/09/30      17685.14                    16391.59
  1992/10/31      17471.71                    16230.46
  1992/11/30      17821.88                    16521.15
  1992/12/31      18036.75                    16689.83
  1993/01/31      18341.83                    16883.93
  1993/02/28      18989.50                    17494.62
  1993/03/31      18791.44                    17309.71
  1993/04/30      18990.71                    17484.36
  1993/05/31      19147.98                    17582.62
  1993/06/30      19454.97                    17876.08
  1993/07/31      19469.42                    17899.49
  1993/08/31      19970.87                    18272.16
  1993/09/30      20247.42                    18480.28
  1993/10/31      20258.28                    18515.95
  1993/11/30      20060.30                    18352.82
  1993/12/31      20523.52                    18740.25
  1994/01/31      20762.50                    18954.27
  1994/02/28      20213.75                    18463.35
  1994/03/31      19136.29                    17711.52
  1994/04/30      19263.27                    17861.72
  1994/05/31      19377.19                    18016.58
  1994/06/30      19302.67                    17906.50
  1994/07/31      19625.88                    18234.72
  1994/08/31      19657.14                    18297.81
  1994/09/30      19331.18                    18029.20
  1994/10/31      18943.66                    17709.00
  1994/11/30      18322.22                    17388.82
  1994/12/31      18771.72                    17771.55
  1995/01/31      19376.64                    18279.46
  1995/02/28      19886.40                    18811.03
  1995/03/31      19978.19                    19027.17
  1995/04/30      20013.63                    19049.62
  1995/05/31      20642.15                    19657.49
  1995/06/30      20466.75                    19486.47
  1995/07/31      20520.31                    19671.21
  1995/08/31      20715.05                    19920.64
  1995/09/30      20869.81                    20046.73
  1995/10/31      21135.65                    20338.21
  1995/11/30      21522.72                    20675.63
  1995/12/31      21699.95                    20874.32
  1996/01/31      21807.20                    21031.92
  1996/02/29      21762.02                    20889.95
  1996/03/31      21289.42                    20622.98
  1996/04/30      21191.17                    20564.62
  1996/05/31      21152.30                    20556.39
  1996/06/30      21386.10                    20780.25
  1996/07/31      21514.00                    20969.35
  1996/08/31      21549.51                    20964.32
  1996/09/30      21731.33                    21257.82
  1996/10/31      21975.86                    21498.24
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Municipal Fund - Class B on September 30, 1987, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $21,976 - a 119.76% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,498 - a 114.98% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have
a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED OCTOBER 31,

            1996                      1995   1994   1993   1992

Dividend return                     4.99%    5.77%    4.90%     6.49%    7.01%

Capital appreciation return         -1.01%    5.80%   -11.37%    9.46%   2.20%

Total return                        3.98%    11.57%   -6.47%    15.95%   9.21%
</table?
DIVIDEND returns and capital appreciation returns are both part of a class'
total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD


PERIODS ENDED OCTOBER 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.12(cents)   29.42(cents)   58.00(cents)

Annualized dividend rate                 5.15%         5.02%          4.93%

30-day annualized yield                  5.08%         -              -

30-day annualized tax-equivalent yield   7.94%         -              -


DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $11.70 over the past month, $11.62 over the past six months, and $11.77 over the past year. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year
that ended October 31, 1996.
For the past 12 months, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - had a
total return of 5.70%. In
comparison, the Lehman
Brothers Aggregate Bond Index
- a proxy for investment-grade
taxable bonds - had a total
return of 5.85%. Munis
outperformed their
counterparts in the taxable bond
market for the first 10 months
of the period. Factors that helped
munis included a lack of supply of
new issues, strong demand for
municipal bonds from both
insurance companies and
individual investors, and the
diminishing likelihood of
significant tax reform in the near
future. Like most domestic bonds,
munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the last
two months of the period trading
at expensive levels relative to
their taxable counterparts. At that
point and through the end of the
period, the performance of the
municipal market stalled
somewhat, as investor demand
declined and institutional
investors sold off some of their
municipal bond holdings to take
profits.
An interview with Tanya Roy, Portfolio Manager of Fidelity Advisor High Income Municipal Fund
Q. HOW DID THE FUND PERFORM, TANYA?
A. As of October 31, 1996, the fund's Class A, Class T and Class B shares had total returns of 4.43%, 4.68% and 3.98%, respectively, for the past 12 months. For the same period, the high-yield municipal debt funds average had a total return of 5.74%, according to Lipper Analytical Services. Additionally, the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index returned 5.55% for the year.
Q. MORE SPECIFICALLY, HOW DID HIGH-YIELD MUNICIPALS - WHICH THE FUND EMPHASIZES - PERFORM, COMPARED TO INVESTMENT-GRADE MUNICIPALS?
A. Quite well. Fundamental credit quality has improved among many high-yield issuers due to a healthy economy and improved operating efficiencies. Also, the rate of growth in municipal issuance this year has been very manageable, including issuance in the high-yield municipal sector. Several industries that had been active in the municipal market in the last few years have reduced their appetite for borrowing because they have entered a period of consolidation and cost retrenchment. These industries include investor-owned and municipal utilities, as well as hospitals and airlines. Another factor contributing to the outperformance of high-yield municipal bonds is that as municipal yields declined this year, investors have reached for bonds of lower-credit quality in order to find additional yield, bidding up the prices of lower-quality, higher-yielding securities in the process.
Q. WHY DID THE FUND UNDERPERFORM ITS PEERS DURING THE PAST YEAR?
A. There were two reasons. In the first half of the period, the fund's performance was hurt by its holding in the Ford Heights, Illinois, incinerator project, which entered bankruptcy this past spring. The fund no longer holds the bonds. The second reason is its holdings in a resource recovery project involved in the paper recycling business. Paper prices have been very depressed this year, and these projects have had difficulty meeting their original financial and operating forecasts. As a result, bonds in this sector have lagged the market.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS?
A. Health care bonds have been very good performers. There has been quite a bit of consolidation in the hospital sector, which has generated a great deal of debate in the market about the prospects for individual hospital bonds. In conjunction with our credit analysts, I have taken advantage of the market uncertainty to research attractive health care opportunities for the fund. For example, the fund benefited recently when a hospital whose bonds it owns announced a merger with a strong hospital system in its service area. The value of the bonds increased significantly as a result.
Q. APART FROM THE HOSPITAL SECTOR, WHICH OTHER SECTORS PERFORMED WELL?
A. General obligation bonds (GOs) issued by cities and states were some of the fund's best performers during the past six months. A GO is a municipal bond backed by the full faith and credit of the issuer which includes the taxing power of the municipality. Their strong recent performance was a direct reflection of a healthy economy which resulted in higher tax and general revenue collections. Additionally, many municipalities have exerted considerable restraint in managing their expenditure requirements. That has led to improved cash reserves and general fund balances, and therefore solid bond performance. For example, GOs issued by the District of Columbia and New York City have performed well and benefited the fund's performance.
Q. YOU'VE UPGRADED THE CREDIT QUALITY OF THE PORTFOLIO OVER THE PAST YEAR. WHAT WAS THE RATIONALE FOR THAT MOVE?
A. The rationale for the upgrade was to take advantage of the strong performance of high-yield municipal bonds. Recently, non-investment-grade bonds were trading as narrow as 75 basis points - or three-quarters of a percentage point - over insured bonds. In contrast, BB-rated bonds offered roughly one percentage point additional yield over insured bonds six months ago. Because spreads were tight, I was able to buy higher-quality bonds without sacrificing much yield.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. The performance of the municipal market should continue to be favorably influenced by light supply. That said, it is difficult to see municipals outperforming Treasuries much more than they already have so far this year. Although high-yield issuance has been lighter than I would like, I expect to continue to invest in attractive high-yield opportunities for shareholders.
FUND FACTS
GOAL: seeks to provide a high
current yield by investing in a
diversified portfolio of
municipal obligations whose
interest is not included in
gross income for purposes of
calculating federal income tax
START DATE: September 16,
1987
SIZE: as of October 31, 1996,
more than $520 million
MANAGER: Tanya Roy, since
1995; municipal bond analyst,
1989 to 1995; joined Fidelity in
1989
(checkmark)
TANYA ROY ON AIRLINE
SECTOR BONDS:
"The airline industry's
industrial development bonds
constitute one of the most
interesting sectors in the
municipal market. Airlines issue
tax-exempt bonds to finance
terminal facilities and gates at
airports. The airline industry
has undergone an extensive
turnaround in the last few
years. The recession in the
early '90s caused significant
financial problems for many
airlines. Overcapacity, high
operating costs and price
cutting resulted in significant
losses and several
bankruptcies. Because of
these problems, airline bonds
traded at extremely wide yield
premiums, some 200 to 300
basis points greater than
AAA-rated bond yields.
"The sector as a whole was
cheap, despite the fact that not
all airlines were suffering
equally, presenting
opportunities for the fund.
Since hitting bottom, the
industry has aggressively cut
costs, realigned route
systems and enhanced
revenue generation, all of
which have led to
substantially improved
financial and operating
performance. As a result,
airline bonds have been one of
the top performing sectors in
the muni market in the recent
past. With airline spreads now
as narrow as 60-70 basis
points over AAA bonds, the
fund has reaped the rewards
of having invested in this
sector during the past few
years."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP FIVE STATES AS OF OCTOBER 31, 1996
               % OF FUND'S   % OF FUND'S
               INVESTMENTS   INVESTMENTS
                             IN THESE STATES
                             6 MONTHS AGO

New York       12.3          11.4

California     9.1           7.0

Pennsylvania   6.9           7.8

Ohio           5.7           6.0

Colorado       4.3           3.9

TOP FIVE SECTORS AS OF OCTOBER 31, 1996
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       IN THESE SECTORS
                                       6 MONTHS AGO

Industrial Development   21.6          20.2

Health Care              21.5          24.9

General Obligation       16.9          16.5

Electric Revenue         15.7          12.6

Transportation           7.7           6.5

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years   16.4   17.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
              6 MONTHS AGO

Years   7.1   7.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996

Aaa 16.9%
Aa, A 14.9%
Baa 28.9%
Ba or B 12.7%
Caa 0.3%
Non-rated 24.9%
Short-term
investments 1.4%
Aaa 14.4%
Aa, A 14.7%
Baa 26.3%
Ba or B 11.8%
Caa 0.9%
Non-rated 28.4%
Short-term
investments 3.5%
Row: 1, Col: 1, Value: 2.4
Row: 1, Col: 2, Value: 23.9
Row: 1, Col: 3, Value: 1.3
Row: 1, Col: 4, Value: 12.7
Row: 1, Col: 5, Value: 27.9
Row: 1, Col: 6, Value: 14.9
Row: 1, Col: 7, Value: 16.9
Row: 1, Col: 1, Value: 3.5
Row: 1, Col: 2, Value: 27.4
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 11.8
Row: 1, Col: 5, Value: 26.3
Row: 1, Col: 6, Value: 14.7
Row: 1, Col: 7, Value: 14.4
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT
SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1996 AND APRIL 30, 1996, ACCOUNT FOR 23.1% AND 25.8%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


 MUNICIPAL BONDS - 98.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
ALABAMA - 1.4%
Cullman Med. Park South Med. Clinic Board
Rev. (Cullman Reg'l. Med. Ctr.) Series A,
6.50% 2/15/13  Baa $ 2,700,000 $ 2,700,000
Shelby County Series A, 7.70% 8/1/17  -  4,000,000  4,430,000
  7,130,000
ALASKA - 0.9%
Valdez Marine Term. Rev. Rfdg. (BP Pipeline, Inc.
Proj.) Series B, 5.50% 10/1/28  Aa3  5,000,000  4,731,250
ARIZONA - 0.8%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area Road Proj.)
Series A, 6% 7/1/03 (AMBAC Insured)  Aaa  1,300,000  1,399,125
Navajo County Ind. Dev. Auth. Ind. Dev. Rev.
(Stone Container Corp. Proj.) 7.40% 4/1/26 (e)  -  2,500,000  2,571,875
  3,971,000
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (e)  Aaa  1,500,000  1,567,500
CALIFORNIA - 9.1%
California Dept. Wtr. Resources Ctr. Valley Proj.
Rev. (Wtr. Sys.) Series J-2, 6.125% 12/1/13  Aa  3,000,000  3,120,000
California Gen. Oblig. Unltd. Tax
6.10% 9/1/04  A1  1,415,000  1,533,506
California Hsg. Fin. Agcy. Rev. (Home Mtg.)
Series A, 5.70% 8/1/16 (MBIA Insured)  Aaa  1,200,000  1,194,000
California Pub. Wks. Board Lease Rev.:
Rfdg. (Dept. Corrections State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)  Aaa  1,750,000  1,616,563
 (California State Univ. Proj.) Series A,
 5.50% 6/1/14  A1  1,500,000  1,471,875
Central Valley Fing. Auth. Rev. (Cogeneration
Proj.) (Carson Ice Gen. Proj.) 6% 7/1/09  BBB-  4,500,000  4,545,000
Contra Costa Trans. Auth. Sales Tax Rev.
Series A, 6% 3/1/04 (FGIC Insured)  Aaa  3,000,000  3,228,750
East Bay Muni. Util. Dist. Wtr. Sys. Rev.
6% 6/1/12 (MBIA Insured)  Aaa  2,000,000  2,055,000
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) (Cap. Appreciation)
Series A, 0% 1/1/14  Baa  2,000,000  672,500
Los Angeles County Ctfs. of Prtn. (Cap.
Appreciation) (Disney Parking Proj.):
 0% 3/1/14  Baa1  1,000,000  323,750
  0% 9/1/14  Baa1  7,260,000  2,268,750
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
CALIFORNIA - CONTINUED
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. Rfdg. Series B, 4.75% 7/1/09
(MBIA Insured)  Aaa $ 2,480,000 $ 2,346,700
Northern California Pwr. Agcy. Pub. Pwr.
Rev. Rfdg. (Geothermal Proj. #3) Series A,
5.85% 7/1/10 (AMBAC Insured)  Aaa  1,500,000  1,580,625
Orange County Dev. Agcy. (Tax Allocation)
(Santa Ana Heights Proj.):
 6.20% 9/1/08  Baa  1,650,000  1,633,500
  6% 9/1/15  Baa  1,200,000  1,170,000
Riverside County Ctfs. of Prtn. Rfdg. (Air Force
Village West, Inc.) Series A:
 8.125% 6/15/12  -  4,790,000  5,059,438
  8.125% 6/15/20  -  3,000,000  3,161,250
Sacramento City Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa  2,000,000  1,950,000
Sacramento City Fing. Auth. Rev. (Tax Allocation)
(Cap. Appreciation) Series B, 0% 11/1/11
(MBIA Insured)  Aaa  1,225,000  531,344
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
 5.40% 7/1/98  BBB-  1,100,000  1,112,375
  6.375% 7/1/10  BBB-  1,000,000  1,025,000
  6.50% 7/1/14  BBB-  3,800,000  3,933,000
Sequoia Hosp. Dist. Rev. Rfdg. 5.375% 8/15/13
(Escrowed to Maturity) (f)  Baa  1,835,000  1,816,650
  47,349,576
COLORADO - 4.3%
Colorado Health Facs. Auth. Rev.:
Rfdg. (Rocky Mountain Adventist):
 6.625% 2/1/13  Baa  6,900,000  7,046,625
  6.625% 2/1/22  Baa  4,000,000  4,060,000
 (National Benevolent Assoc. Proj.) Series A,
 6.50% 6/1/25  Baa1  1,360,000  1,351,500
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/06  BBB+  1,405,000  809,631
  0% 1/1/08  BBB+  870,000  435,000
Denver City & County Arpt. Rev. (e):
(Cap. Appreciation):
 Series A, 0% 11/15/02 (MBIA Insured)  Aaa  2,115,000  1,554,525
  Series D, 0% 11/15/04 (MBIA Insured)  Aaa  1,700,000  1,115,625
 Series A:
 6.60% 11/15/97  Baa  1,000,000  1,021,950
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
COLORADO - CONTINUED
Denver City & County Arpt. Rev. (e): - continued
 Series A: - continued
 6.90% 11/15/98  Baa $ 1,000,000 $ 1,043,750
  7.50% 11/15/23  Baa  2,500,000  2,746,875
Mesa County Ind. Dev. Rev. (Joy Technologies,
Inc. Proj.) 8.50% 9/15/06  Ba1  1,250,000  1,357,813
  22,543,294
CONNECTICUT - 3.8%
Connecticut Health & Edl. Facs. Auth. Rev.:
(New Britain Mem. Hosp.) Series A:
 7.50% 7/1/06  BBB-  2,815,000  3,005,013
  7.75% 7/1/22  BBB-  1,500,000  1,610,625
 (The Griffin Hosp.) Series A:
 6% 7/1/13  Baa1  1,810,000  1,755,700
  5.75% 7/1/23  Baa1  3,280,000  3,013,500
Connecticut Spl. Tax Oblig. Rev. (Trans.
Infrastructure) Series B, 5.80% 9/1/04  A1  2,000,000  2,110,000
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A (e):
 5.50% 1/1/14  A-  4,750,000  4,459,063
  5.50% 1/1/20  A-  4,000,000  3,670,000
  19,623,901
DISTRICT OF COLUMBIA - 2.9%
District of Columbia Gen. Oblig.:
Rfdg. Series A:
 5.625% 6/1/02  Ba  1,100,000  1,097,250
  5.75% 6/1/03  Ba  1,440,000  1,438,200
  6% 6/1/07 (MBIA Insured)  Aaa  2,000,000  2,080,000
 Rfdg. Series A-3:
 5.10% 6/1/02  Ba  700,000  680,750
  5.60% 6/1/07  Ba  1,700,000  1,627,750
 Series A:
 6% 6/1/03  Ba  1,100,000  1,101,375
  6% 6/1/04  Ba  1,200,000  1,198,500
  6% 6/1/05  Ba  1,300,000  1,295,125
  6% 6/1/06  Ba  1,000,000  992,500
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  975,000  1,038,375
District of Columbia Redev. Land Agcy. Sports
Arena Spl. Tax Rev.:
 5.30% 11/1/99  Baa  1,700,000  1,700,000
  5.625% 11/1/10  Baa  750,000  727,500
  14,977,325
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
FLORIDA - 0.5%
Florida Mid-Bay Bridge Auth. Rev. Series A,
7.50% 10/1/17  - $ 2,500,000 $ 2,715,625
GEORGIA - 1.3%
Cobb County School Dist. Unltd. Tax
5% 2/1/97  Aa1  3,300,000  3,312,639
Georgia Gen. Oblig. Series B, 7.50% 4/1/97  Aaa  2,350,000  2,389,269
Savannah Econ. Dev. Auth. Ind. Dev. Rev. (Stone
Container Corp. Proj.) 7.40% 4/1/26 (e)  -  1,000,000  1,027,500
  6,729,408
IDAHO - 0.1%
Boise Urban Renewal Parking Agcy. Rev. (Tax
Increment) Series A, B, C, 8.125% 9/1/15  A  375,000  396,094
ILLINOIS - 4.2%
Chicago O'Hare Int'l. Arpt. Rev.:
Rfdg. (2nd Lien) (Gen. Arpt. Proj.) Series A,
 6.375% 1/1/15 (MBIA Insured)  Aaa  1,400,000  1,477,000
 (2nd Lien) (Gen. Arpt. Proj.) Series A,
 6.25% 1/1/09 (AMBAC Insured) (e)  Aaa  3,700,000  3,912,750
Chicago O'Hare Int'l. Arpt. Spl. Facs.
Rev. Rfdg. (American Airlines, Inc. Proj.)
8.20% 12/1/24  Baa2  1,000,000  1,171,250
Chicago School Board of Ed. 6.25% 12/1/09
(MBIA Insured)  Aaa  3,000,000  3,251,250
Decatur Econ. Dev. Rev. Rfdg. (Kroger Co.)
Series 1992, 7.75% 6/1/07  Ba1  705,000  763,163
Du Page County Commty. High School Dist. #99
(Downers Grove) Series A, 6% 2/1/06,
(AMBAC Insured)  Aaa  1,640,000  1,752,750
Illinois Edl. Facs. Auth. Rev. (Lewis Univ.):
5.90% 10/1/14  Baa  1,740,000  1,709,550
 6% 10/1/24  Baa  2,575,000  2,504,188
Illinois Health Facs. Auth. Rev.:
(Covenant Retirement Commty.) Series A,
 7.60% 12/1/12  BBB+  750,000  799,688
 (Mem. Hosp.):
 7.125% 5/1/10  BBB  1,000,000  1,031,250
  7.25% 5/1/22  BBB  1,000,000  1,032,500
Round Lake Beach Tax Increment Rev. Rfdg.
7.50% 12/1/13  -  2,500,000  2,575,000
  21,980,339
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
INDIANA - 0.2%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1 $ 1,000,000 $ 1,052,500
KANSAS - 0.0%
Kansas City Single Family Mtg. Rev. 9.50%
8/1/06 (AMBAC Insured)  Aaa  10,000  10,588
KENTUCKY - 4.2%
Kenton County Arpt. Board Arpt. Rev. (Cincinnati/
Northern Kentucky Int'l.) Series A, 6% 3/1/05,
(MBIA Insured) (e)  Aaa  5,570,000  5,834,575
Kenton County Arpt. Board Arpt. Spl. Facs. Rev.
(Delta Airlines, Inc.):
 Series A, 7.125% 2/1/21 (e)  Baa3  10,840,000  11,436,200
  7.80% 12/1/15  Ba2  3,500,000  3,727,500
Murray Ind. Dev. Rev. Rfdg. (Kroger Co.)
7.25% 9/1/12  Ba1  700,000  735,000
  21,733,275
LOUISIANA - 1.5%
Calcasieu Parish Inc. Ind. Dev. Board Poll. Cont.
Rev. Rfdg. (Gulf States Utils. Co. Proj.)
6.75% 10/1/12  Ba1  1,000,000  1,020,000
Hodge Util. Rev. (Stone Container Corp.)
9% 3/1/10 (e)  -  2,300,000  2,486,875
Louisiana Pub. Facs. Auth. Ind. Dev. Rev. Rfdg.
(Beverly Enterprises, Inc.) 8.25% 9/1/08  -  535,000  571,781
Port New Orleans Ind. Dev. Rev. Rfdg. (Continental
Grain Co. Proj.) 7.50% 7/1/13  BB-  3,000,000  3,187,500
St. Tammany Pub. Trust Fing. Auth. Rev. Rfdg.
(Cap. Appreciation) Series C, 0% 7/20/14  Aaa  2,000,000  695,000
  7,961,156
MARYLAND - 2.0%
Baltimore County Poll. Cont. Rev. Rfdg. (Bethlehem
Steel Proj.) Series B, 7.50% 6/1/15  -  3,750,000  3,932,813
Maryland Commty. Dev. Administration Dept.
Hsg. & Commty. Dev. Multi-Family Hsg. Rev.
Series A, 6.50% 5/15/21 (e)  Aa  2,150,000  2,201,063
Maryland Energy Fing. Administration Ltd. Oblig.
Solid Waste Disp. Facs. Recycling Rev.
(Hagerstown Fiber Ltd. Partners 94)
9% 10/15/16  -  2,000,000  1,655,000
Maryland Health & Higher Edl. Facs. Auth. Rev.
(Good Samaritan Hosp.) 5.75% 7/1/13  A1  2,680,000  2,730,250
  10,519,126
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
MASSACHUSETTS - 2.9%
Brockton Gen. Oblig.:
7.75% 12/15/96  Baa $ 150,000 $ 150,543
 7.75% 12/15/98  Ba1  170,000  179,563
Massachusetts Health & Edl. Facs. Auth. Rev.
(1st Mtg.) (Fairview Extended Care) Series A,
10.25% 1/1/21  -  5,000,000  5,656,250
Massachusetts Ind. Fin. Agcy. Rev.:
Rfdg. (Atlanticare Med. Ctr.) Series B,
 10.125% 11/1/14  -  700,000  676,375
 Rfdg. (Emerson College) 8.90% 1/1/18  -  1,000,000  1,100,000
 (1st Mtg.) (Reeds Landing Proj.)
 8.625% 10/1/23  -  4,500,000  4,843,125
 (Institute Dev. Disabilities) 9.25% 6/1/09  -  85,000  83,300
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2:
  0% 8/1/08  A  800,000  399,000
   0% 8/1/10  A  4,500,000  1,946,250
  15,034,406
MICHIGAN - 3.6%
Detroit Hosp. Fing. Auth. Facs. Rev. (Michigan
Health Care Corp. Proj.) 10% 12/1/20 (b)  Caa  6,685,000  1,303,575
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.):
Rfdg. 9.50% 7/1/06  Baa  1,165,000  1,172,526
 7.80% 7/1/14  Baa  700,000  756,000
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev.
(Lakeside Commty. Hosp. Proj.) 10% 3/1/20  (b)  -  150,000  21,750
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Great Lakes Pulp & Fibre Proj.) (e):
 10.25% 12/1/16  -  3,000,000  1,920,000
  10.25% 12/1/16  -  12,250,000  7,840,000
 (Mercy Svcs. for Aging Proj.) 9.40% 5/15/20  -  600,000  675,750
 (Michigan Health Care Corp. Proj.)
 9.10% 12/1/14 (b)  -  2,075,000  404,625
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa  2,310,000  2,477,475
Tawas City Hosp. Fin. Auth. Hosp. Rev.
(St. Joseph Hosp. Proj.) Series A,
8.50% 3/15/12  -  1,935,000  1,993,050
  18,564,751
MINNESOTA - 1.1%
Minnesota Hsg. Single Family Mtg. Rev.
6.40% 7/1/15 (e)  Aa  2,000,000  2,037,500
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.) Series A, 9.75% 11/1/17  Baa  385,000  411,503
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
MINNESOTA - CONTINUED
Western Minnesota Muni. Pwr. Agcy. Pwr.
Supply Rev. Rfdg. Series A, 6.25% 1/1/06
(AMBAC Insured)  Aaa $ 3,000,000 $ 3,258,750
  5,707,753
MISSISSIPPI - 0.8%
Claiborne County Poll. Cont. Rev.:
Rfdg. (Sys. Energy Resources, Inc. Proj.)
 7.30% 5/1/25  Ba1  2,250,000  2,354,063
 (Middle South Energy, Inc. Proj.):
 Series A, 9.50% 12/1/13  Ba1  50,000  55,250
  Series C, 9.875% 12/1/14  Ba1  1,100,000  1,223,750
Mississippi Home Corp. Single Family Sr. Rev.
Rfdg. Series 1990 A, 9.25% 3/1/12
(FGIC Insured)  Aaa  250,000  268,750
  3,901,813
MISSOURI - 1.3%
Kansas City Ind. Dev. Auth. (Kingswood United
Methodist Manor Proj.) Series 1993,
9% 1 1/15/13  -  2,000,000  2,167,500
Lake Ozarks Commty. Bridge Corp. Sys. Rev.
6.40% 12/1/25  -  1,750,000  1,708,438
St. Louis Land Clearance Redev. Auth. Hsg.
Dev. Rev. (Westminster Place Apts. Proj.)
11% 12/15/15  -  1,000,000  1,020,360
St. Louis Reg'l. Convention & Sports Complex
Auth. Rev. Series C, 7.90% 8/15/21  -  1,550,000  1,708,875
  6,605,173
NEBRASKA - 0.3%
Nebraska Pub. Pwr. Dist. Rev. (Elec. Sys.)
Series A, 6% 1/1/06  A1  1,500,000  1,578,750

NEVADA - 1.9%
Clark County Ind. Dev. Rev. (Southwest Gas
Corp.) Series A, 6.50% 12/1/33 (e)  Baa3  7,600,000  7,590,500
Las Vegas Redev. Agcy. Tax Increment Rev.:
(Sub. Lien Fremont Proj.) Series A,
 6.10% 6/15/14  BBB+  1,000,000  981,250
 (Sub. Lien Hsg. Proj.) Series B, 6% 6/15/10  BBB+  1,500,000  1,468,125
  10,039,875
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
NEW HAMPSHIRE - 0.6%
New Hampshire Higher Edl. & Health Facs. Auth.
Rev.:
 (1st Mtg. River Woods at Exeter):
  8% 3/1/01  - $ 750,000 $ 770,798
   9% 3/1/23  -  1,830,000  1,985,550
  (Littleton Hosp. Assoc., Inc.) Series A,
  9.50% 5/1/20  -  495,000  527,794
  3,284,142
NEW JERSEY - 3.5%
Camden County Impt. Auth. Lease Rev.:
(Dockside Refrigerated Holt) 8.40% 4/1/24 (e)  -  3,000,000  3,048,750
 (Holt Hauling & Warehousing):
 9.625% 1/1/11  -  3,000,000  3,003,750
  9.875% 1/1/21  -  1,300,000  1,301,625
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. Rfdg.:
(Holt Hauling & Warehousing)
 8.60% 12/15/17 (e)  -  4,500,000  4,635,000
 (Stolt Term. Proj.) 10.50% 1/15/18  -  60,000  64,800
New Jersey Trans. Trust Fund Auth.:
6% 12/15/05 (MBIA Insured)  Aaa  1,000,000  1,078,750
 6% 12/15/06 (MBIA Insured)  Aaa  3,000,000  3,228,750
Passaic County Util. Auth. Swr. Dev. Rev. (Cap.
Appreciation) 0% 3/1/02 (MBIA Insured)  Aaa  2,500,000  1,946,875
  18,308,300
NEW MEXICO - 4.2%
Albuquerque Arpt. Rev. Rfdg. (c)(e):
6.75% 7/1/11 (AMBAC Insured)  Aaa  1,805,000  1,935,863
 6.70% 7/1/18 (AMBAC Insured)  Aaa  3,970,000  4,123,838
Farmington Poll. Cont. Rev.:
Rfdg. (Pub. Svc. Co. of New Mexico San Juan
 Proj.) Series X, 5.90% 4/1/07  Ba1  10,550,000  10,352,188
 (Pub. Svc. Co. of New Mexico San Juan Proj.):
 Series A:
  6% 3/1/08  Ba1  700,000  689,500
   6.50% 9/1/09  Ba1  1,940,000  1,941,009
   6.50% 9/1/04  Ba1  750,000  751,110
New Mexico Edl. Assistance Foundation
Student Loan Rev. 5.25% 4/1/05
(AMBAC Insured) (e)  Aaa  2,275,000  2,266,469
  22,059,977
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
NEW YORK - 12.3%
New York City Gen. Oblig.:
Rfdg. Series A, 7% 8/1/03  Baa1 $ 2,000,000 $ 2,170,000
 Rfdg. Series B, 5.70% 8/15/02  Baa1  1,165,000  1,188,300
 Series B, 7.50% 2/1/02  Baa1  2,000,000  2,200,000
 Series H, 6.875% 2/1/02  Baa1  1,700,000  1,812,625
 5.50% 2/15/04  Baa1  5,000,000  4,950,000
New York City Ind. Dev. Agcy. Ind. Dev. Rev.
(Japan Airlines Co. Ltd. Proj.) 6% 11/1/15
(FSA Insured) (e)  Aaa  1,000,000  998,750
New York City Ind. Dev. Agcy. Spl. Facs. Rev.
(Term. One Group Assoc. Proj.)
5.90% 1/1/06  A  8,680,000  8,994,650
New York State Dorm. Auth. Rev.:
Rfdg. (New York State Univ. Edl. Facs.):
 Series A, 5.50% 5/15/05  Baa1  2,750,000  2,750,000
  Series B, 5.50% 5/15/08  Baa1  12,150,000  11,922,188
 (New York City Univ.) 5.70% 7/1/05  Baa1  3,000,000  3,026,250
New York State Energy Research & Dev.
Auth. Elec. Facs. Rev. (Long Island Ltg.)
Series A (e):
 7.15% 12/1/20  Ba3  3,000,000  3,052,500
  6.90% 8/1/22  Ba3  4,050,000  4,080,375
New York State Local Gov't. Assistance Corp.
Rfdg. Series C, 5.50% 4/1/17  A  7,500,000  7,434,375
New York State Tollway Auth. Gen. Rev.
(Spl. Oblig.) Series A, 0% 1/1/04  BBB  4,000,000  2,680,000
New York State Tollway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges) 5.90% 4/1/07  Baa1  2,000,000  2,045,000
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A:
 6.30% 1/1/03  Baa1  2,000,000  2,105,000
  6.40% 1/1/04  Baa1  1,550,000  1,643,000
Suffolk County Wtr. Auth. Wtrwks. Rev.
6% 6/1/17 (MBIA Insured)  Aaa  1,000,000  1,067,500
  64,120,513
NEW YORK & NEW JERSEY - 0.6%
New York & New Jersey Port Auth. Spl.
Oblig. Rev. (Continental Airlines Corp./
Eastern Airlines, Inc./U.S. Air Laguardia Proj.)
9.125% 12/1/15 (e)  B2  3,000,000  3,360,000
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
NORTH CAROLINA - 2.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev.:
 Rfdg. Series B, 7.25% 1/1/07  Baa1 $ 1,000,000 $ 1,116,250
  Rfdg. Series C:
  5.125% 1/1/03  Baa1  2,000,000  1,987,500
   5.25% 1/1/04  Baa1  1,365,000  1,358,175
  Series B, 6.125% 1/1/09  Baa1  3,000,000  3,052,500
North Carolina Muni. Pwr. Agcy. Rev. Rfdg.
(Proj. #1 Catawba Elec.):
 5.75% 1/1/02  A  1,750,000  1,804,688
  6.25% 1/1/17 (AMBAC Insured)  Aaa  1,800,000  1,876,500
  11,195,613
NORTH DAKOTA - 0.5%
North Dakota Hsg. Fin. Agcy. Rev. (Hsg. Fin. Proj.)
Series C, 3.85% 4/3/97 (FGIC Insured) (e)  Aa  2,700,000  2,701,782
OHIO - 5.7%
Butler County Hosp. Facs. Auth. Rev. Rfdg. &
Impt. (Fort Hamilton Hughe) 7.50% 1/1/10  Baa  3,500,000  3,688,125
Fairfield Econ. Dev. Rev. Rfdg. (Beverly
Enterprises Proj.) 8.50% 1/1/03  -  1,000,000  1,070,000
Gateway Econ. Dev. Corp. (Greater Cleveland
Stadiums) Series 1990, 6.50% 9/15/14 (e)  -  3,000,000  2,917,500
Mahoning Valley San. Dist. Wtr. Rev.:
7.75% 5/15/14  -  2,000,000  2,077,500
 7.75% 5/15/19  -  2,000,000  2,070,000
Marion County Impt. Rev. 5.60% 5/15/01  BBB+  1,000,000  1,001,250
Ohio Bldg. Auth. Rfdg. (State Facs.-Vern Riffe Ctr.)
Series A, 5.75% 10/1/04 (AMBAC Insured)  Aaa  4,000,000  4,250,000
Ohio Econ. Dev. Rev. Rfdg. (Kroger Co. Proj.)
Series 1992, 7.50% 9/1/10  Ba1  2,470,000  2,612,025
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Cont. Loan Fund):
 State Matching Series, 6.50% 12/1/04
  (MBIA Insured)  Aaa  1,835,000  2,043,731
  Wtr. Quality Series, 5.625% 6/1/06
  (MBIA Insured)  Aaa  2,000,000  2,097,500
Student Loan Funding Corp. Student Loan Rev.
Sub-Series B, 8.875% 8/1/08 (e)  -  3,765,000  3,915,600
Summit County Ind. Dev. Rev. Rfdg. (Surnow
Assoc. Proj.) 7.65% 10/1/06  Ba2  1,730,000  1,857,571
  29,600,802
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
OKLAHOMA - 0.8%
Tulsa Muni. Arpt. Trust Rev. (American Airlines
AMR Corp. Proj.) 7.35% 12/1/11  Baa2 $ 4,000,000 $ 4,330,000
PENNSYLVANIA - 6.9%
Allegheny County Hosp. Dev. Auth. Health Facs.
Rev. (Allegheny Valley School):
 8% 2/1/02  Ba1  510,000  528,488
  8.50% 2/1/15  Ba1  2,930,000  3,080,163
Allegheny County Ind. Dev. Auth. Rev. (YMCA
Pittsburgh Proj.) Series 1990, 8.75% 3/1/10  -  370,000  395,900
Butler County Ind. Dev. Auth. Health Ctr. Rev.
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11  A-  3,000,000  2,850,000
Cumberland County Muni. Auth. Rev.
(Carlisle Hosp.):
 6.80% 11/15/14  Baa  3,250,000  3,274,375
  6.80% 11/15/23  Baa  1,000,000  1,000,000
Delaware County Auth. Rev.
(1st Mtg. Riddle Village Proj.):
 Series 1992, 8.75% 6/1/10  -  2,870,000  3,121,125
  7% 6/1/00  -  1,000,000  1,017,500
  8.25% 6/1/22  -  2,250,000  2,432,813
  9.25% 6/1/22  -  2,905,000  3,217,288
Montgomery County Higher Ed. & Health Auth.
Hosp. Rev. (United Hosp., Inc. Proj.) (f):
 (St. Christopher):
  8.25% 11/1/03
   (Pre-Refunded to 11/1/97 @ 102)  Ba1  1,250,000  1,328,188
   7% 11/1/06
   (Pre-Refunded to 11/1/97 @ 102)  Ba1  120,000  123,809
   8.50% 11/1/17
   (Pre-Refunded to 11/1/97 @ 102)  Ba1  525,000  559,104
  Series A, 8% 11/1/96
  (Escrowed to Maturity)  Ba1  65,000  65,000
  Series B, 8.10% 11/1/97
  (Escrowed to Maturity)  Ba1  35,000  36,464
Northampton County Ind. Dev. Auth. Rev. Rfdg.
(Bethlehem Steel Poll. Cont. Proj.) Series 1994,
7.55% 6/1/17  -  1,940,000  2,017,600
Pennsylvania Ind. Dev. Auth. Econ. Dev. Rev.
5.80% 7/1/09 (AMBAC Insured)  Aaa  1,345,000  1,403,844
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Graduate Health Sys. Oblig.
Group) 7.25% 7/1/18  Ba  2,600,000  2,684,500
Philadelphia Ind. Dev. Auth. Rev. (Philadelphia
Arpt.) 7.75% 12/1/17 (e)  -  2,000,000  2,117,500
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
PENNSYLVANIA - CONTINUED
Somerset County Hosp. Auth. Rev. (Health
Care 1st Mtg.) 8.50% 6/1/24  - $ 4,500,000 $ 4,798,125
  36,051,786
RHODE ISLAND - 1.2%
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr.
Poll. Cont. Rev. (Revolving Fund Pooled Loan)
Series A, 5.40% 10/1/15 (MBIA Insured)  Aaa  1,650,000  1,619,063
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14 (FSA Insured) (e)  Aaa  4,000,000  4,595,000
  6,214,063
SOUTH CAROLINA - 0.4%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A,
6.25% 1/1/05 (FGIC Insured)  Aaa  1,715,000  1,858,631
TENNESSEE - 0.6%
Dyer County Ind. Dev. Board. Ind. Dev. Rev. Rfdg.
(Tennessee Assoc. Proj.) 6% 2/01/07  Ba1  1,640,000  1,601,050
Metropolitan Gov't. Nashville & Davidson
County Elec. Rev. Series A, 0% 5/15/06
(MBIA Insured)  Aaa  1,000,000  608,750
Rutherford County Ind. Dev. Board Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.30% 6/1/21  Ba1  1,000,000  1,056,250
  3,266,050
TEXAS - 2.6%
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (AMR Corp.) 7.50% 11/1/25 (e)  Baa2  6,000,000  6,405,000
Harris County Cultural & Ed. Facs. Fin. Corp.
Rev. Rfdg. (Space Ctr. Houston Proj.):
 Series A, 9.25% 8/15/23  -  1,870,000  1,811,563
  Series B, 0% 8/15/23  -  4,730,000  1,259,363
Houston Elderly Hsg. Auth. 1st Lien Rev.
(Low Income Elderly Hsg.) 7.50% 7/1/17  -  450,000  458,438
Houston Hsg. Fin. Corp. Single Family Mtg. Rev.
(Verex Mtg. Assurance, Inc.) Series 1984 A,
10.875% 2/15/16  A  155,000  155,417
Midlothian Independent School Dist. (Cap.
Appreciation) 0% 2/15/04 (PSF Guaranteed)  Aaa  1,845,000  1,282,275
San Antonio Health Facs. Dev. Corp. Econ. Dev.
Rev. Rfdg. (Encore Nursing Ctr. Partner)
(Beverly Enterprises, Inc.) 8.25% 12/1/19  -  2,250,000  2,351,250
  13,723,306
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
UTAH - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.
Rfdg. (c):
 Series A, 6.50% 7/1/09 (AMBAC Insured)  Aaa $ 1,000,000 $ 1,086,250
  Series B, 5.75% 7/1/16 (MBIA Insured)  Aaa  2,500,000  2,440,625
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  280,938
  3,807,813
VIRGINIA - 2.7%
Hopewell Ind. Dev. Auth. Resource Recovery Rev.
(Stone Container Corp.) 8.25% 6/1/16  -  3,735,000  4,052,475
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
 9.25% 11/1/04  -  1,000,000  1,073,750
  8.75% 11/1/24  -  8,500,000  8,808,125
  13,934,350
WASHINGTON - 2.8%
Washington Pub. Pwr. Supply Sys. Nuclear
Proj. #2 Rev. 5.40% 7/1/12  Aa1  14,000,000  13,142,500
Washington Pub. Pwr. Supply Sys. Nuclear
Proj. #3 Rev. Rfdg. Series B, 7% 7/1/05
(FGIC Insured)  Aaa  1,150,000  1,237,688
  14,380,188
WEST VIRGINIA - 0.4%
Ripley Ind. Dev. Rev. Rfdg. (Kroger Co. Proj.)
7.30% 5/1/11  Ba1  2,200,000  2,329,250
WYOMING - 0.5%
Sweetwater County Poll. Cont. Rev. Rfdg.
(Idaho Pwr. Co. Proj.) Series A,
6.05% 7/15/26  A3  2,500,000  2,540,625
TOTAL MUNICIPAL BONDS
(Cost $513,040,825)   513,491,669
 MUNICIPAL NOTES (D) - 1.4%
DELAWARE - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr.
& Lt. Co. Proj.) Series 88, 3.80%, VRDN (e)  VMIG 1  1,100,000  1,100,000
LOUISIANA - 0.5%
St. Charles Parish Poll. Cont. Rev. (Shell Oil Co.
Norco Proj.) Series 1991, 3.70%, VRDN (e)  VMIG 1  2,500,000  2,500,000
 MUNICIPAL NOTES (D) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
TEXAS - 0.4%
Gulf Coast Ind. Dev. Auth. Solid Waste Disp.
Rev. (Citgo Petroleum) 3.75%, LOC Wachovia
Bank, VRDN (e)  VMIG 1 $ 1,000,000 $ 1,000,000
Trinity River Auth. Poll. Cont. Rev. Coll. (Texas
Utils. Elec. Co. Proj.) Series 96-A, 3.70%,
(AMBAC Insured) BPA Bank of New York,
VRDN (e)  VMIG 1  1,000,000  1,000,000
  2,000,000
VIRGINIA - 0.1%
Hopewell Ind. Dev. Auth. Rev. (Hadson Pwr.
13-Hopewell Proj.) Series 1990 A, 3.65%,
LOC Cr. Suisse Bank, VRDN (e)  -  600,000  600,000
WEST VIRGINIA - 0.2%
Grant County Poll. Cont. Rev. (Virginia Elec. &
Pwr. Co. Proj.) Series 1994, 3.80%, tender
3/10/97  VMIG 1  1,000,000  1,000,460
TOTAL MUNICIPAL NOTES
(Cost $7,200,000)   7,200,460
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $520,240,825)  $ 520,692,129
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Security collaleralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 29.3% AAA, AA, A 31.2%
Baa 24.0% BBB  21.9%
Ba 11.4% BB  10.0%
B 0.7% B  2.3%
Caa 0.3% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.3%
The percentage not rated by both S&P and Moody's amounted to 24.9%. FMR has determined that unrated debt securities that are lower quality account for 23.1% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Industrial Development  21.6%
Health Care  21.5
General Obligation  16.9
Electric Revenue  15.7
Transportation  7.7
Others (individually less than 5%)   16.6
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $520,246,765. Net unrealized appre- ciation aggregated $445,364, of which $16,252,959 related to appreciated invest- ment securities and $15,807,595 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $16,952,000 of which $3,173,000, $7,511,000 and $6,268,000 will expire on October 31, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

ASSETS

Investment in securities, at value (cost $520,240,825) -                 $ 520,692,129
See accompanying schedule

Receivable for investments sold                                           5,921,199

Interest receivable                                                       10,523,030

Prepaid expenses                                                          16,891

 TOTAL ASSETS                                                             537,153,249

LIABILITIES

Payable to custodian bank                                   $ 18,618

Payable for investments purchased                            5,113,042
Regular delivery

 Delayed delivery                                            9,291,986

Payable for fund shares redeemed                             471,138

Distributions payable                                        873,655

Accrued management fee                                       168,831

Other payables and accrued expenses                          266,457

 TOTAL LIABILITIES                                                        16,203,727

NET ASSETS                                                               $ 520,949,522

Net Assets consist of:                                                   $ 537,961,032
Paid in capital

Undistributed net investment income                                       863,965

Accumulated undistributed net realized gain (loss)                        (18,326,779)
on investments

Net unrealized appreciation (depreciation) on                             451,304
investments

NET ASSETS                                                               $ 520,949,522

CALCULATION OF MAXIMUM OFFERING PRICE                                     $11.74
CLASS A:
NET ASSET VALUE and redemption price per share
 ($201,619 (divided by) 17,179 shares)

Maximum offering price per share (100/95.75 of $11.74)                    $12.26

CLASS B:                                                                  $11.74
NET ASSET VALUE and offering price per share
 ($39,388,723 (divided by) 3,356,509 shares) A

CLASS T:                                                                  $11.76
NET ASSET VALUE and redemption price per share
 ($480,431,820 (divided by) 40,865,528 shares)

Maximum offering price per share (100/96.50 of $11.76)                    $12.19

INSTITUTIONAL CLASS:                                                      $11.72
NET ASSET VALUE, offering price and redemption price
 per share ($927,360 (divided by) 79,150 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME                                                           $ 37,943,965

EXPENSES

Management fee                                             $ 2,266,568

Transfer agent fees                                         62
Class A

 Class B                                                    60,605

 Class T                                                    979,556

 Institutional Class                                        1,577

Distribution fees                                           35
Class A

 Class B                                                    340,118

 Class T                                                    1,335,656

Accounting fees and expenses                                239,476

Non-interested trustees' compensation                       2,192

Custodian fees and expenses                                 33,910

Registration fees                                           8,583
Class A

 Class B                                                    14,267

 Class T                                                    29,650

 Institutional Class                                        29,267

Audit                                                       40,876

Legal                                                       8,037

Miscellaneous                                               16,260

 Total expenses before reductions                           5,406,695

 Expense reductions                                         (39,464)       5,367,231

NET INTEREST INCOME                                                        32,576,734

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (6,143,265)

 Futures contracts                                          151,645        (5,991,620)

Change in net unrealized appreciation (depreciation) on                    (1,724,709)
investment securities

NET GAIN (LOSS)                                                            (7,716,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 24,860,405
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 32,576,734    $ 34,231,751
Net interest income

 Net realized gain (loss)                                  (5,991,620)     (8,226,585)

 Change in net unrealized appreciation (depreciation)      (1,724,709)     40,030,641

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           24,860,405      66,035,807
FROM OPERATIONS

Distributions to shareholders                              (1,272)         -
From net interest income
 Class A

  Class B                                                  (1,818,282)     (1,127,659)

  Class T                                                  (29,846,407)    (33,101,699)

  Institutional Class                                      (46,808)        (2,393)

 TOTAL DISTRIBUTIONS                                       (31,712,769)    (34,231,751)

Share transactions - net increase (decrease)               (69,878,601)    11,485,606

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (76,730,965)    43,289,662

NET ASSETS

 Beginning of period                                       597,680,487     554,390,825

 End of period (including undistributed net investment    $ 520,949,522   $ 597,680,487
income of $863,965 and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR
      ENDED
      OCTOBER
      31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.630

Income from Investment Operations

 Net interest income                                   .105 F, H

 Net realized and unrealized gain (loss)               .109 G

 Total from investment operations                      .214

Less Distributions

 From net interest income                              (.104)

Net asset value, end of period                        $ 11.740

TOTAL RETURN B, C                                      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 202

Ratio of expenses to average net assets                .90% A,
                                                       D

Ratio of net interest income to average net assets     5.73% A

Portfolio turnover rate                                49%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F SEE "DISTRIBUTION TO SHAREHOLDERS" SECTION OF NOTE 1 OF NOTES TO FINANCIAL STATEMENTS.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF INVESTMENTS OF THE FUND.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B

                                                      YEARS ENDED OCTOBER 31,

                                                      1996                      1995       1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.860                  $ 11.210   $ 11.610

Income from Investment Operations

 Net interest income                                   .596 F,                   .612       .188
                                                      G

 Net realized and unrealized gain (loss)               (.136)                    .650       (.400)

 Total from investment operations                      .460                      1.262      (.212)

Less Distributions

 From net interest income                              (.580)                    (.612)     (.188)

Net asset value, end of period                        $ 11.740                  $ 11.860   $ 11.210

TOTAL RETURN B, C                                      3.98%                     11.57%     (1.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 39,389                  $ 32,395   $ 9,968

Ratio of expenses to average net assets                1.57%                     1.86%      2.09% A
                                                                                D

Ratio of net interest income to average net assets     5.06%                     5.18%      4.58% A

Portfolio turnover rate                                49%                       37%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F SEE "DISTRIBUTION TO SHAREHOLDERS" SECTION OF NOTE 1 OF NOTES TO FINANCIAL STATEMENTS.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T

                                   YEARS ENDED OCTOBER 31,

                                   1996                      1995        1994 C      1993        1992

SELECTED PER-SHARE DATA

Net asset value,                   $ 11.880                  $ 11.220    $ 12.720    $ 11.650    $ 11.410
beginning of period

Income from Investment
Operations

 Net interest income                .677 E,                   .700        .689        .710        .774
                                   F

 Net realized and unrealized        (.136)                    .660        (1.430)     1.100       .250
 gain (loss)

 Total from investment              .541                      1.360       (.741)      1.810       1.024
 operations

Less Distributions

 From net interest income           (.661)                    (.700)      (.689)      (.710)      (.774)

 From net realized gain             -                         -           (.060)      (.030)      (.010)

 In excess of net realized gain     -                         -           (.010)      -           -

 Total distributions                (.661)                    (.700)      (.759)      (.740)      (.784)

Net asset value, end of period     $ 11.760                  $ 11.880    $ 11.220    $ 12.720    $ 11.650

TOTAL RETURN A, B                   4.68%                     12.50%      (6.03)%     15.95%      9.21%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 480,432                 $ 565,131   $ 544,422   $ 497,575   $ 156,659
(000 omitted)

Ratio of expenses to average        .89%                      .91%        .89%        .92%        .90%
net assets                                                                                       D

Ratio of net interest income to     5.74%                     6.06%       5.78%       5.59%       6.59%
average net assets

Portfolio turnover rate             49%                       37%         38%         27%         13%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E SEE "DISTRIBUTION TO SHAREHOLDERS" SECTION OF NOTE 1 OF NOTES TO FINANCIAL STATEMENTS.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                      YEARS ENDED OCTOBER
                                                      31,

                                                      1996                   1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.880               $ 11.700

Income from Investment Operations

 Net interest income                                   .707 F, G              .232

 Net realized and unrealized gain (loss)               (.197)                 .180

 Total from investment operations                      .510                   .412

Less Distributions

 From net interest income                              (.670)                 (.232)

Net asset value, end of period                        $ 11.720               $ 11.880

TOTAL RETURN B, C                                      4.41%                  3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 927                  $ 154

Ratio of expenses to average net assets                .75% D                 .75% A
                                                                             , D

Ratio of net interest income to average net assets     5.88%                  5.89% A

Portfolio turnover rate                                49%                    37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F SEE "DISTRIBUTION TO SHAREHOLDERS" SECTION OF NOTE 1 OF NOTES TO FINANCIAL STATEMENTS.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Income Municipal Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES - CONTINUED
under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period.
Any taxable income or gain remaining at fiscal year end is distributed in the following year.
During the period, the fund received payments from the trustees for Michigan Health Care Corporation, a Detroit hospital system that filed for bankruptcy in the spring of 1995. These amounts, which were recorded as income for book purposes, remain undistributed to shareholders as of period end pending determination as to their classification for income tax purposes.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $265,932,863 and $290,096,544, respectively.
The market value of futures contracts opened and closed during the period amounted to $15,286,969 and $15,173,499, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $35, $340,118, and $1,335,656 under the Class A, Class B and Class T Plans, of which $35, $92,908, and $1,335,656 were paid to securities
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $3,984 and $918,111 on sales of Class A and Class T shares of the fund, of which $3,385 and $763,755 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $130,817 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, the transfer agent fees were equivalent to annual rates of .26%, .16%, .18%, and .20% of the average net assets of Class A, Class B, Class T and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $8,597.
(II) CLASS B. Effective January 1, 1996, the expense limitation changed from an annual rate of 1.75% to 1.65% of average net assets.
(III) CLASS T. For the period, this expense limitation was 1.00% of average net assets.
(IIII) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets and the reimbursement reduced expenses by
$28,333.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $2,534 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,     OCTOBER 31,      OCTOBER 31,

                                 1996  A         1995 B          1996 A           1995 B



CLASS A                           18,733          -              $ 218,730        $ -
Shares sold

Reinvestment of distributions     78              -               910              -

Shares redeemed                   (1,632)         -               (19,114)         -

Net increase (decrease)           17,179          -              $ 200,526        $ -

CLASS B                           1,193,226       2,043,527      $ 14,098,773     $ 23,449,301
Shares sold

Reinvestment of distributions     95,237          61,101          1,121,011        707,595

Shares redeemed                   (664,327)       (261,235)       (7,798,479)      (3,041,172)

Net increase (decrease)           624,136         1,843,393      $ 7,421,305      $ 21,115,724

CLASS T                           6,539,718       12,273,037     $ 77,377,354     $ 140,517,484
Shares sold

Reinvestment of distributions     1,597,120       1,809,737       18,850,193       20,850,961

Shares redeemed                   (14,847,912)    (15,035,639)    (174,513,587)    (171,150,553)

Net increase (decrease)           (6,711,074)     (952,865)      $ (78,286,040)   $ (9,782,108)

INSTITUTIONAL CLASS               140,918         12,792         $ 1,653,013      $ 150,012
Shares sold

Reinvestment of distributions     3,139           168             36,744           1,978

Shares redeemed                   (77,867)        -               (904,149)        -

Net increase (decrease)           66,190          12,960         $ 785,608        $ 151,990


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor High Income Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor High Income Municipal Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor High Income Municipal Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor High Income Municipal Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/9/96 12/6/96 $- $.002
Class B 12/9/96 12/6/96 $- $.002
Class T 12/9/96 12/6/96 $- $.002
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 26.36% of the fund's income dividends was subject to the federal alternative minimum tax.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

HIGH INCOME MUNICIPAL
FUND - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     26   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    33   Notes to the financial statements.

REPORT OF INDEPENDENT    39   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            40


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR HIGH INCOME MUNICIPAL FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                  PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Advisor High Income Municipal -                 4.41%    39.86%   121.73%
 Institutional Class

Lehman Brothers 70% Municipal/30%               5.55%    n/a      n/a
 Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average         5.74%    40.72%   n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on September 16, 1987. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index. With a Municipal Bond Index weight of 70% and a Non-Investment Grade Bond Index weight of 30%, this index is a total return performance benchmark for both investment-grade and non-investment-grade municipal bonds. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high-yield municipal debt funds average, which reflects the performance of 43 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. These benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996            PAST 1   PAST 5   LIFE OF
                                          YEAR     YEARS    FUND

Advisor High Income Municipal -           4.41%    6.94%    9.11%
 Institutional Class

Lehman Brothers 70% Municipal/30%         5.55%    n/a      n/a
 Non-Investment Grade Composite Index

High-Yield Municipal Debt Funds Average   5.74%    7.06%    n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA High Inc Class I         LB Lehman Brothers Muni Bond
             00679                       LB015
  1987/09/30      10000.00                    10000.00
  1987/10/31      10032.38                    10035.40
  1987/11/30      10202.58                    10297.42
  1987/12/31      10377.36                    10446.84
  1988/01/31      10759.02                    10818.96
  1988/02/29      10878.35                    10933.31
  1988/03/31      10752.21                    10806.49
  1988/04/30      10804.96                    10888.62
  1988/05/31      10859.03                    10857.15
  1988/06/30      11061.37                    11015.99
  1988/07/31      11096.60                    11087.81
  1988/08/31      11134.46                    11097.57
  1988/09/30      11304.15                    11298.44
  1988/10/31      11458.60                    11497.29
  1988/11/30      11470.98                    11391.97
  1988/12/31      11602.17                    11508.51
  1989/01/31      11748.27                    11746.51
  1989/02/28      11760.05                    11612.48
  1989/03/31      11850.55                    11584.73
  1989/04/30      12121.36                    11859.75
  1989/05/31      12319.40                    12106.08
  1989/06/30      12460.50                    12270.48
  1989/07/31      12569.81                    12437.48
  1989/08/31      12667.04                    12315.71
  1989/09/30      12705.24                    12279.01
  1989/10/31      12839.38                    12429.19
  1989/11/30      12997.44                    12646.70
  1989/12/31      13121.01                    12750.15
  1990/01/31      13141.72                    12689.84
  1990/02/28      13235.90                    12802.78
  1990/03/31      13318.94                    12806.62
  1990/04/30      13197.12                    12713.90
  1990/05/31      13467.56                    12991.44
  1990/06/30      13626.24                    13105.64
  1990/07/31      13836.41                    13298.29
  1990/08/31      13743.04                    13105.20
  1990/09/30      13840.77                    13112.67
  1990/10/31      14030.79                    13350.53
  1990/11/30      14378.93                    13619.01
  1990/12/31      14470.66                    13678.26
  1991/01/31      14639.07                    13861.82
  1991/02/28      14751.63                    13982.42
  1991/03/31      14838.36                    13987.45
  1991/04/30      15079.97                    14173.48
  1991/05/31      15266.37                    14299.48
  1991/06/30      15301.90                    14285.33
  1991/07/31      15499.76                    14459.32
  1991/08/31      15639.74                    14649.75
  1991/09/30      15823.19                    14840.49
  1991/10/31      15998.52                    14974.06
  1991/11/30      16058.70                    15015.83
  1991/12/31      16233.36                    15338.07
  1992/01/31      16413.30                    15373.04
  1992/02/29      16502.47                    15377.96
  1992/03/31      16585.27                    15383.65
  1992/04/30      16734.95                    15520.57
  1992/05/31      16885.07                    15703.25
  1992/06/30      17116.60                    15966.75
  1992/07/31      17712.61                    16445.43
  1992/08/31      17575.45                    16285.09
  1992/09/30      17685.14                    16391.59
  1992/10/31      17471.71                    16230.46
  1992/11/30      17821.88                    16521.15
  1992/12/31      18036.75                    16689.83
  1993/01/31      18341.83                    16883.93
  1993/02/28      18989.50                    17494.62
  1993/03/31      18791.44                    17309.71
  1993/04/30      18990.71                    17484.36
  1993/05/31      19147.98                    17582.62
  1993/06/30      19454.97                    17876.08
  1993/07/31      19469.42                    17899.49
  1993/08/31      19970.87                    18272.16
  1993/09/30      20247.42                    18480.28
  1993/10/31      20258.28                    18515.95
  1993/11/30      20060.30                    18352.82
  1993/12/31      20523.52                    18740.25
  1994/01/31      20762.50                    18954.27
  1994/02/28      20213.75                    18463.35
  1994/03/31      19136.29                    17711.52
  1994/04/30      19263.27                    17861.72
  1994/05/31      19377.19                    18016.58
  1994/06/30      19305.84                    17906.50
  1994/07/31      19654.09                    18234.72
  1994/08/31      19684.97                    18297.81
  1994/09/30      19376.60                    18029.20
  1994/10/31      19036.93                    17709.00
  1994/11/30      18424.89                    17388.82
  1994/12/31      18871.45                    17771.55
  1995/01/31      19508.98                    18279.46
  1995/02/28      20034.62                    18811.03
  1995/03/31      20139.96                    19027.17
  1995/04/30      20206.16                    19049.62
  1995/05/31      20852.77                    19657.49
  1995/06/30      20689.20                    19486.47
  1995/07/31      20757.08                    19671.21
  1995/08/31      20971.45                    19920.64
  1995/09/30      21180.60                    20046.73
  1995/10/31      21430.48                    20338.21
  1995/11/30      21855.44                    20675.63
  1995/12/31      22049.38                    20874.32
  1996/01/31      22171.17                    21031.92
  1996/02/29      22121.25                    20889.95
  1996/03/31      21672.67                    20622.98
  1996/04/30      21585.00                    20564.62
  1996/05/31      21506.43                    20556.39
  1996/06/30      21759.46                    20780.25
  1996/07/31      21903.89                    20969.35
  1996/08/31      21953.82                    20964.32
  1996/09/30      22152.49                    21257.82
  1996/10/31      22375.26                    21498.24
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Income Municipal Fund - Institutional Class on September 30, 1987, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $22,375 - a 123.75% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,498 - a 114.98% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
            YEARS ENDED OCTOBER 31,

            1996                      1995   1994   1993   1992

Dividend return                     5.76%    6.71%    5.27%     6.49%    7.01%

Capital appreciation return         -1.35%    5.88%   -11.30%    9.46%   2.20%

Total return                        4.41%    12.59%   -6.03%    15.95%   9.21%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any.
DIVIDENDS AND YIELD

PERIODS ENDED OCTOBER 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.73(cents)   33.93(cents)   66.99(cents)

Annualized dividend rate                 5.77%         5.79%          5.69%

30-day annualized yield                  5.68%         -              -

30-day annualized tax-equivalent yield   8.88%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average net asset value of $11.70 over the past month, $11.63 over the past six months, and $11.78 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses during the periods shown, the yield would have been 4.87%. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year
that ended October 31, 1996.
For the past 12 months, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - had a
total return of 5.70%. In
comparison, the Lehman
Brothers Aggregate Bond Index
- a proxy for investment-grade
taxable bonds - had a total
return of 5.85%. Munis
outperformed their
counterparts in the taxable bond
market for the first 10 months
of the period. Factors that helped
munis included a lack of supply of
new issues, strong demand for
municipal bonds from both
insurance companies and
individual investors, and the
diminishing likelihood of
significant tax reform in the near
future. Like most domestic bonds,
munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the
point that munis entered the last
two months of the period trading
at expensive levels relative to
their taxable counterparts. At that
point and through the end of the
period, the performance of the
municipal market stalled
somewhat, as investor demand
declined and institutional
investors sold off some of their
municipal bond holdings to take
profits.
An interview with Tanya Roy, Portfolio Manager of Fidelity Advisor High Income Municipal Fund
Q. HOW DID THE FUND PERFORM, TANYA?
A. As of October 31, 1996, the fund's Institutional Class had a total return of 4.41% for the 12-month period. For the same period, the high-yield municipal debt funds average had a total return of 5.74%, according to Lipper Analytical Services. Additionally, the Lehman Brothers 70% Municipal/30% Non-Investment Grade Composite Index returned 5.55% for the year.
Q. MORE SPECIFICALLY, HOW DID HIGH-YIELD MUNICIPALS - WHICH THE FUND EMPHASIZES - PERFORM, COMPARED TO INVESTMENT-GRADE MUNICIPALS?
A. Quite well. Fundamental credit quality has improved among many high-yield issuers due to a healthy economy and improved operating efficiencies. Also, the rate of growth in municipal issuance this year has been very manageable, including issuance in the high-yield municipal sector. Several industries that had been active in the municipal market in the last few years have reduced their appetite for borrowing because they have entered a period of consolidation and cost retrenchment. These industries include investor-owned and municipal utilities, as well as hospitals and airlines. Another factor contributing to the outperformance of high-yield municipal bonds is that as municipal yields declined this year, investors have reached for bonds of lower-credit quality in order to find additional yield, bidding up the prices of lower-quality, higher-yielding securities in the process.
Q. WHY DID THE FUND UNDERPERFORM ITS PEERS DURING THE PAST YEAR?
A. There were two reasons. In the first half of the period, the fund's performance was hurt by its holding in the Ford Heights, Illinois, incinerator project, which entered bankruptcy this past spring. The fund no longer holds the bonds. The second reason is its holdings in a resource recovery project involved in the paper recycling business. Paper prices have been very depressed this year, and these projects have had difficulty meeting their original financial and operating forecasts. As a result, bonds in this sector have lagged the market.
Q. WHAT WERE SOME OF THE FUND'S BEST PERFORMERS?
A. Health care bonds have been very good performers. There has been quite a bit of consolidation in the hospital sector, which has generated a great deal of debate in the market about the prospects for individual hospital bonds. In conjunction with our credit analysts, I have taken advantage of the market uncertainty to research attractive health care opportunities for the fund. For example, the fund benefited recently when a hospital whose bonds it owns announced a merger with a strong hospital system in its service area. The value of the bonds increased significantly as a result.
Q. APART FROM THE HOSPITAL SECTOR, WHICH OTHER SECTORS PERFORMED WELL?
A. General obligation bonds (GOs) issued by cities and states were some of the fund's best performers during the past six months. A GO is a municipal bond backed by the full faith and credit of the issuer which includes the taxing power of the municipality. Their strong recent performance was a direct reflection of a healthy economy which resulted in higher tax and general revenue collections. Additionally, many municipalities have exerted considerable restraint in managing their expenditure requirements. That has led to improved cash reserves and general fund balances, and therefore solid bond performance. For example, GOs issued by the District of Columbia and New York City have performed well and benefited the fund's performance.
Q. YOU'VE UPGRADED THE CREDIT QUALITY OF THE PORTFOLIO OVER THE PAST YEAR. WHAT WAS THE RATIONALE FOR THAT MOVE?
A. The rationale for the upgrade was to take advantage of the strong performance of high-yield municipal bonds. Recently, non-investment-grade bonds were trading as narrow as 75 basis points - or three-quarters of a percentage point - over insured bonds. In contrast, BB-rated bonds offered roughly one percentage point additional yield over insured bonds six months ago. Because spreads were tight, I was able to buy higher-quality bonds without sacrificing much yield.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. The performance of the municipal market should continue to be favorably influenced by light supply. That said, it is difficult to see municipals outperforming Treasuries much more than they already have so far this year. Although high-yield issuance has been lighter than I would like, I expect to continue to invest in attractive high-yield opportunities for shareholders.
FUND FACTS
GOAL: seeks to provide a high
current yield by investing in a
diversified portfolio of
municipal obligations whose
interest is not included in
gross income for purposes of
calculating federal income tax
START DATE: September 16,
1987
SIZE: as of October 31, 1996,
more than $520 million
MANAGER: Tanya Roy, since
1995; municipal bond analyst,
1989 to 1995; joined Fidelity in
1989
(checkmark)
TANYA ROY ON AIRLINE
SECTOR BONDS:
"The airline industry's
industrial development bonds
constitute one of the most
interesting sectors in the
municipal market. Airlines issue
tax-exempt bonds to finance
terminal facilities and gates at
airports. The airline industry
has undergone an extensive
turnaround in the last few
years. The recession in the
early '90s caused significant
financial problems for many
airlines. Overcapacity, high
operating costs and price
cutting resulted in significant
losses and several
bankruptcies. Because of
these problems, airline bonds
traded at extremely wide yield
premiums, some 200 to 300
basis points greater than
AAA-rated bond yields.
"The sector as a whole was
cheap, despite the fact that not
all airlines were suffering
equally, presenting
opportunities for the fund.
Since hitting bottom, the
industry has aggressively cut
costs, realigned route
systems and enhanced
revenue generation, all of
which have led to
substantially improved
financial and operating
performance. As a result,
airline bonds have been one of
the top performing sectors in
the muni market in the recent
past. With airline spreads now
as narrow as 60-70 basis
points over AAA bonds, the
fund has reaped the rewards
of having invested in this
sector during the past few
years."
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
INVESTMENT CHANGES


TOP FIVE STATES AS OF OCTOBER 31, 1996
               % OF FUND'S   % OF FUND'S
               INVESTMENTS   INVESTMENTS
                             IN THESE STATES
                             6 MONTHS AGO

New York       12.3          11.4

California     9.1           7.0

Pennsylvania   6.9           7.8

Ohio           5.7           6.0

Colorado       4.3           3.9

TOP FIVE SECTORS AS OF OCTOBER 31, 1996
                         % OF FUND'S   % OF FUND'S
                         INVESTMENTS   INVESTMENTS
                                       IN THESE SECTORS
                                       6 MONTHS AGO

Industrial Development   21.6          20.2

Health Care              21.5          24.9

General Obligation       16.9          16.5

Electric Revenue         15.7          12.6

Transportation           7.7           6.5

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years   16.4   17.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
              6 MONTHS AGO

Years   7.1   7.2

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996

Aaa 16.9%
Aa, A 14.9%
Baa 28.9%
Ba or B 12.7%
Caa 0.3%
Non-rated 24.9%
Short-term
investments 1.4%
Aaa 14.4%
Aa, A 14.7%
Baa 26.3%
Ba or B 11.8%
Caa 0.9%
Non-rated 28.4%
Short-term
investments 3.5%
Row: 1, Col: 1, Value: 2.4
Row: 1, Col: 2, Value: 23.9
Row: 1, Col: 3, Value: 1.3
Row: 1, Col: 4, Value: 12.7
Row: 1, Col: 5, Value: 27.9
Row: 1, Col: 6, Value: 14.9
Row: 1, Col: 7, Value: 16.9
Row: 1, Col: 1, Value: 3.5
Row: 1, Col: 2, Value: 27.4
Row: 1, Col: 3, Value: 1.9
Row: 1, Col: 4, Value: 11.8
Row: 1, Col: 5, Value: 26.3
Row: 1, Col: 6, Value: 14.7
Row: 1, Col: 7, Value: 14.4
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT
SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1996 AND APRIL 30, 1996, ACCOUNT FOR 23.1% AND 25.8%, RESPECTIVELY, OF THE FUND'S INVESTMENTS.
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


 MUNICIPAL BONDS - 98.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
ALABAMA - 1.4%
Cullman Med. Park South Med. Clinic Board
Rev. (Cullman Reg'l. Med. Ctr.) Series A,
6.50% 2/15/13  Baa $ 2,700,000 $ 2,700,000
Shelby County Series A, 7.70% 8/1/17  -  4,000,000  4,430,000
  7,130,000
ALASKA - 0.9%
Valdez Marine Term. Rev. Rfdg. (BP Pipeline, Inc.
Proj.) Series B, 5.50% 10/1/28  Aa3  5,000,000  4,731,250
ARIZONA - 0.8%
Arizona Trans. Board Excise Tax Rev. Rfdg.
(Maricopa County Reg'l. Area Road Proj.)
Series A, 6% 7/1/03 (AMBAC Insured)  Aaa  1,300,000  1,399,125
Navajo County Ind. Dev. Auth. Ind. Dev. Rev.
(Stone Container Corp. Proj.) 7.40% 4/1/26 (e)  -  2,500,000  2,571,875
  3,971,000
ARKANSAS - 0.3%
Little Rock Arpt. Passenger Facs. Charge Rev.
5.65% 5/1/16 (AMBAC Insured) (e)  Aaa  1,500,000  1,567,500
CALIFORNIA - 9.1%
California Dept. Wtr. Resources Ctr. Valley Proj.
Rev. (Wtr. Sys.) Series J-2, 6.125% 12/1/13  Aa  3,000,000  3,120,000
California Gen. Oblig. Unltd. Tax
6.10% 9/1/04  A1  1,415,000  1,533,506
California Hsg. Fin. Agcy. Rev. (Home Mtg.)
Series A, 5.70% 8/1/16 (MBIA Insured)  Aaa  1,200,000  1,194,000
California Pub. Wks. Board Lease Rev.:
Rfdg. (Dept. Corrections State Prisons) Series A,
 5% 12/1/19 (AMBAC Insured)  Aaa  1,750,000  1,616,563
 (California State Univ. Proj.) Series A,
 5.50% 6/1/14  A1  1,500,000  1,471,875
Central Valley Fing. Auth. Rev. (Cogeneration
Proj.) (Carson Ice Gen. Proj.) 6% 7/1/09  BBB-  4,500,000  4,545,000
Contra Costa Trans. Auth. Sales Tax Rev.
Series A, 6% 3/1/04 (FGIC Insured)  Aaa  3,000,000  3,228,750
East Bay Muni. Util. Dist. Wtr. Sys. Rev.
6% 6/1/12 (MBIA Insured)  Aaa  2,000,000  2,055,000
Foothill/Eastern Trans. Corridor Agcy. California
Toll Road Rev. (Sr. Lien) (Cap. Appreciation)
Series A, 0% 1/1/14  Baa  2,000,000  672,500
Los Angeles County Ctfs. of Prtn. (Cap.
Appreciation) (Disney Parking Proj.):
 0% 3/1/14  Baa1  1,000,000  323,750
  0% 9/1/14  Baa1  7,260,000  2,268,750
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
CALIFORNIA - CONTINUED
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. Rfdg. Series B, 4.75% 7/1/09
(MBIA Insured)  Aaa $ 2,480,000 $ 2,346,700
Northern California Pwr. Agcy. Pub. Pwr.
Rev. Rfdg. (Geothermal Proj. #3) Series A,
5.85% 7/1/10 (AMBAC Insured)  Aaa  1,500,000  1,580,625
Orange County Dev. Agcy. (Tax Allocation)
(Santa Ana Heights Proj.):
 6.20% 9/1/08  Baa  1,650,000  1,633,500
  6% 9/1/15  Baa  1,200,000  1,170,000
Riverside County Ctfs. of Prtn. Rfdg. (Air Force
Village West, Inc.) Series A:
 8.125% 6/15/12  -  4,790,000  5,059,438
  8.125% 6/15/20  -  3,000,000  3,161,250
Sacramento City Fing. Auth. Lease Rev. Rfdg.
Series A, 5.40% 11/1/20 (AMBAC Insured)  Aaa  2,000,000  1,950,000
Sacramento City Fing. Auth. Rev. (Tax Allocation)
(Cap. Appreciation) Series B, 0% 11/1/11
(MBIA Insured)  Aaa  1,225,000  531,344
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
 5.40% 7/1/98  BBB-  1,100,000  1,112,375
  6.375% 7/1/10  BBB-  1,000,000  1,025,000
  6.50% 7/1/14  BBB-  3,800,000  3,933,000
Sequoia Hosp. Dist. Rev. Rfdg. 5.375% 8/15/13
(Escrowed to Maturity) (f)  Baa  1,835,000  1,816,650
  47,349,576
COLORADO - 4.3%
Colorado Health Facs. Auth. Rev.:
Rfdg. (Rocky Mountain Adventist):
 6.625% 2/1/13  Baa  6,900,000  7,046,625
  6.625% 2/1/22  Baa  4,000,000  4,060,000
 (National Benevolent Assoc. Proj.) Series A,
 6.50% 6/1/25  Baa1  1,360,000  1,351,500
Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:
 0% 1/1/06  BBB+  1,405,000  809,631
  0% 1/1/08  BBB+  870,000  435,000
Denver City & County Arpt. Rev. (e):
(Cap. Appreciation):
 Series A, 0% 11/15/02 (MBIA Insured)  Aaa  2,115,000  1,554,525
  Series D, 0% 11/15/04 (MBIA Insured)  Aaa  1,700,000  1,115,625
 Series A:
 6.60% 11/15/97  Baa  1,000,000  1,021,950
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
COLORADO - CONTINUED
Denver City & County Arpt. Rev. (e): - continued
 Series A: - continued
 6.90% 11/15/98  Baa $ 1,000,000 $ 1,043,750
  7.50% 11/15/23  Baa  2,500,000  2,746,875
Mesa County Ind. Dev. Rev. (Joy Technologies,
Inc. Proj.) 8.50% 9/15/06  Ba1  1,250,000  1,357,813
  22,543,294
CONNECTICUT - 3.8%
Connecticut Health & Edl. Facs. Auth. Rev.:
(New Britain Mem. Hosp.) Series A:
 7.50% 7/1/06  BBB-  2,815,000  3,005,013
  7.75% 7/1/22  BBB-  1,500,000  1,610,625
 (The Griffin Hosp.) Series A:
 6% 7/1/13  Baa1  1,810,000  1,755,700
  5.75% 7/1/23  Baa1  3,280,000  3,013,500
Connecticut Spl. Tax Oblig. Rev. (Trans.
Infrastructure) Series B, 5.80% 9/1/04  A1  2,000,000  2,110,000
Eastern Connecticut Resource Recovery Auth.
Solid Waste Rev. (Wheelabrator Lisbon Proj.)
Series A (e):
 5.50% 1/1/14  A-  4,750,000  4,459,063
  5.50% 1/1/20  A-  4,000,000  3,670,000
  19,623,901
DISTRICT OF COLUMBIA - 2.9%
District of Columbia Gen. Oblig.:
Rfdg. Series A:
 5.625% 6/1/02  Ba  1,100,000  1,097,250
  5.75% 6/1/03  Ba  1,440,000  1,438,200
  6% 6/1/07 (MBIA Insured)  Aaa  2,000,000  2,080,000
 Rfdg. Series A-3:
 5.10% 6/1/02  Ba  700,000  680,750
  5.60% 6/1/07  Ba  1,700,000  1,627,750
 Series A:
 6% 6/1/03  Ba  1,100,000  1,101,375
  6% 6/1/04  Ba  1,200,000  1,198,500
  6% 6/1/05  Ba  1,300,000  1,295,125
  6% 6/1/06  Ba  1,000,000  992,500
District of Columbia Hosp. Rev. (Hosp. for Sick
Children) Series A, 8.875% 1/1/21  -  975,000  1,038,375
District of Columbia Redev. Land Agcy. Sports
Arena Spl. Tax Rev.:
 5.30% 11/1/99  Baa  1,700,000  1,700,000
  5.625% 11/1/10  Baa  750,000  727,500
  14,977,325
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
FLORIDA - 0.5%
Florida Mid-Bay Bridge Auth. Rev. Series A,
7.50% 10/1/17  - $ 2,500,000 $ 2,715,625
GEORGIA - 1.3%
Cobb County School Dist. Unltd. Tax
5% 2/1/97  Aa1  3,300,000  3,312,639
Georgia Gen. Oblig. Series B, 7.50% 4/1/97  Aaa  2,350,000  2,389,269
Savannah Econ. Dev. Auth. Ind. Dev. Rev. (Stone
Container Corp. Proj.) 7.40% 4/1/26 (e)  -  1,000,000  1,027,500
  6,729,408
IDAHO - 0.1%
Boise Urban Renewal Parking Agcy. Rev. (Tax
Increment) Series A, B, C, 8.125% 9/1/15  A  375,000  396,094
ILLINOIS - 4.2%
Chicago O'Hare Int'l. Arpt. Rev.:
Rfdg. (2nd Lien) (Gen. Arpt. Proj.) Series A,
 6.375% 1/1/15 (MBIA Insured)  Aaa  1,400,000  1,477,000
 (2nd Lien) (Gen. Arpt. Proj.) Series A,
 6.25% 1/1/09 (AMBAC Insured) (e)  Aaa  3,700,000  3,912,750
Chicago O'Hare Int'l. Arpt. Spl. Facs.
Rev. Rfdg. (American Airlines, Inc. Proj.)
8.20% 12/1/24  Baa2  1,000,000  1,171,250
Chicago School Board of Ed. 6.25% 12/1/09
(MBIA Insured)  Aaa  3,000,000  3,251,250
Decatur Econ. Dev. Rev. Rfdg. (Kroger Co.)
Series 1992, 7.75% 6/1/07  Ba1  705,000  763,163
Du Page County Commty. High School Dist. #99
(Downers Grove) Series A, 6% 2/1/06,
(AMBAC Insured)  Aaa  1,640,000  1,752,750
Illinois Edl. Facs. Auth. Rev. (Lewis Univ.):
5.90% 10/1/14  Baa  1,740,000  1,709,550
 6% 10/1/24  Baa  2,575,000  2,504,188
Illinois Health Facs. Auth. Rev.:
(Covenant Retirement Commty.) Series A,
 7.60% 12/1/12  BBB+  750,000  799,688
 (Mem. Hosp.):
 7.125% 5/1/10  BBB  1,000,000  1,031,250
  7.25% 5/1/22  BBB  1,000,000  1,032,500
Round Lake Beach Tax Increment Rev. Rfdg.
7.50% 12/1/13  -  2,500,000  2,575,000
  21,980,339
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
INDIANA - 0.2%
Indianapolis Econ. Dev. Rev. Rfdg. & Impt.
(Nat'l. Benevolent Assoc.) 7.625% 10/1/22  Baa1 $ 1,000,000 $ 1,052,500
KANSAS - 0.0%
Kansas City Single Family Mtg. Rev. 9.50%
8/1/06 (AMBAC Insured)  Aaa  10,000  10,588
KENTUCKY - 4.2%
Kenton County Arpt. Board Arpt. Rev. (Cincinnati/
Northern Kentucky Int'l.) Series A, 6% 3/1/05,
(MBIA Insured) (e)  Aaa  5,570,000  5,834,575
Kenton County Arpt. Board Arpt. Spl. Facs. Rev.
(Delta Airlines, Inc.):
 Series A, 7.125% 2/1/21 (e)  Baa3  10,840,000  11,436,200
  7.80% 12/1/15  Ba2  3,500,000  3,727,500
Murray Ind. Dev. Rev. Rfdg. (Kroger Co.)
7.25% 9/1/12  Ba1  700,000  735,000
  21,733,275
LOUISIANA - 1.5%
Calcasieu Parish Inc. Ind. Dev. Board Poll. Cont.
Rev. Rfdg. (Gulf States Utils. Co. Proj.)
6.75% 10/1/12  Ba1  1,000,000  1,020,000
Hodge Util. Rev. (Stone Container Corp.)
9% 3/1/10 (e)  -  2,300,000  2,486,875
Louisiana Pub. Facs. Auth. Ind. Dev. Rev. Rfdg.
(Beverly Enterprises, Inc.) 8.25% 9/1/08  -  535,000  571,781
Port New Orleans Ind. Dev. Rev. Rfdg. (Continental
Grain Co. Proj.) 7.50% 7/1/13  BB-  3,000,000  3,187,500
St. Tammany Pub. Trust Fing. Auth. Rev. Rfdg.
(Cap. Appreciation) Series C, 0% 7/20/14  Aaa  2,000,000  695,000
  7,961,156
MARYLAND - 2.0%
Baltimore County Poll. Cont. Rev. Rfdg. (Bethlehem
Steel Proj.) Series B, 7.50% 6/1/15  -  3,750,000  3,932,813
Maryland Commty. Dev. Administration Dept.
Hsg. & Commty. Dev. Multi-Family Hsg. Rev.
Series A, 6.50% 5/15/21 (e)  Aa  2,150,000  2,201,063
Maryland Energy Fing. Administration Ltd. Oblig.
Solid Waste Disp. Facs. Recycling Rev.
(Hagerstown Fiber Ltd. Partners 94)
9% 10/15/16  -  2,000,000  1,655,000
Maryland Health & Higher Edl. Facs. Auth. Rev.
(Good Samaritan Hosp.) 5.75% 7/1/13  A1  2,680,000  2,730,250
  10,519,126
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
MASSACHUSETTS - 2.9%
Brockton Gen. Oblig.:
7.75% 12/15/96  Baa $ 150,000 $ 150,543
 7.75% 12/15/98  Ba1  170,000  179,563
Massachusetts Health & Edl. Facs. Auth. Rev.
(1st Mtg.) (Fairview Extended Care) Series A,
10.25% 1/1/21  -  5,000,000  5,656,250
Massachusetts Ind. Fin. Agcy. Rev.:
Rfdg. (Atlanticare Med. Ctr.) Series B,
 10.125% 11/1/14  -  700,000  676,375
 Rfdg. (Emerson College) 8.90% 1/1/18  -  1,000,000  1,100,000
 (1st Mtg.) (Reeds Landing Proj.)
 8.625% 10/1/23  -  4,500,000  4,843,125
 (Institute Dev. Disabilities) 9.25% 6/1/09  -  85,000  83,300
 (Massachusetts Biomedical) (Cap. Appreciation)
 Series A-2:
  0% 8/1/08  A  800,000  399,000
   0% 8/1/10  A  4,500,000  1,946,250
  15,034,406
MICHIGAN - 3.6%
Detroit Hosp. Fing. Auth. Facs. Rev. (Michigan
Health Care Corp. Proj.) 10% 12/1/20 (b)  Caa  6,685,000  1,303,575
Flint Hosp. Bldg. Auth. Rev. (Hurley Med. Ctr.):
Rfdg. 9.50% 7/1/06  Baa  1,165,000  1,172,526
 7.80% 7/1/14  Baa  700,000  756,000
Highland Park Hosp. Fin. Auth. Hosp. Facs. Rev.
(Lakeside Commty. Hosp. Proj.) 10% 3/1/20  (b)  -  150,000  21,750
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Great Lakes Pulp & Fibre Proj.) (e):
 10.25% 12/1/16  -  3,000,000  1,920,000
  10.25% 12/1/16  -  12,250,000  7,840,000
 (Mercy Svcs. for Aging Proj.) 9.40% 5/15/20  -  600,000  675,750
 (Michigan Health Care Corp. Proj.)
 9.10% 12/1/14 (b)  -  2,075,000  404,625
Royal Oak Hosp. Fin. Auth. Rev. Rfdg.
(William Beaumont Hosp.) 6.25% 1/1/09  Aa  2,310,000  2,477,475
Tawas City Hosp. Fin. Auth. Hosp. Rev.
(St. Joseph Hosp. Proj.) Series A,
8.50% 3/15/12  -  1,935,000  1,993,050
  18,564,751
MINNESOTA - 1.1%
Minnesota Hsg. Single Family Mtg. Rev.
6.40% 7/1/15 (e)  Aa  2,000,000  2,037,500
St. Paul Hsg. & Redev. Auth. Hosp. Rev.
(Healtheast Proj.) Series A, 9.75% 11/1/17  Baa  385,000  411,503
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
MINNESOTA - CONTINUED
Western Minnesota Muni. Pwr. Agcy. Pwr.
Supply Rev. Rfdg. Series A, 6.25% 1/1/06
(AMBAC Insured)  Aaa $ 3,000,000 $ 3,258,750
  5,707,753
MISSISSIPPI - 0.8%
Claiborne County Poll. Cont. Rev.:
Rfdg. (Sys. Energy Resources, Inc. Proj.)
 7.30% 5/1/25  Ba1  2,250,000  2,354,063
 (Middle South Energy, Inc. Proj.):
 Series A, 9.50% 12/1/13  Ba1  50,000  55,250
  Series C, 9.875% 12/1/14  Ba1  1,100,000  1,223,750
Mississippi Home Corp. Single Family Sr. Rev.
Rfdg. Series 1990 A, 9.25% 3/1/12
(FGIC Insured)  Aaa  250,000  268,750
  3,901,813
MISSOURI - 1.3%
Kansas City Ind. Dev. Auth. (Kingswood United
Methodist Manor Proj.) Series 1993,
9% 1 1/15/13  -  2,000,000  2,167,500
Lake Ozarks Commty. Bridge Corp. Sys. Rev.
6.40% 12/1/25  -  1,750,000  1,708,438
St. Louis Land Clearance Redev. Auth. Hsg.
Dev. Rev. (Westminster Place Apts. Proj.)
11% 12/15/15  -  1,000,000  1,020,360
St. Louis Reg'l. Convention & Sports Complex
Auth. Rev. Series C, 7.90% 8/15/21  -  1,550,000  1,708,875
  6,605,173
NEBRASKA - 0.3%
Nebraska Pub. Pwr. Dist. Rev. (Elec. Sys.)
Series A, 6% 1/1/06  A1  1,500,000  1,578,750

NEVADA - 1.9%
Clark County Ind. Dev. Rev. (Southwest Gas
Corp.) Series A, 6.50% 12/1/33 (e)  Baa3  7,600,000  7,590,500
Las Vegas Redev. Agcy. Tax Increment Rev.:
(Sub. Lien Fremont Proj.) Series A,
 6.10% 6/15/14  BBB+  1,000,000  981,250
 (Sub. Lien Hsg. Proj.) Series B, 6% 6/15/10  BBB+  1,500,000  1,468,125
  10,039,875
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
NEW HAMPSHIRE - 0.6%
New Hampshire Higher Edl. & Health Facs. Auth.
Rev.:
 (1st Mtg. River Woods at Exeter):
  8% 3/1/01  - $ 750,000 $ 770,798
   9% 3/1/23  -  1,830,000  1,985,550
  (Littleton Hosp. Assoc., Inc.) Series A,
  9.50% 5/1/20  -  495,000  527,794
  3,284,142
NEW JERSEY - 3.5%
Camden County Impt. Auth. Lease Rev.:
(Dockside Refrigerated Holt) 8.40% 4/1/24 (e)  -  3,000,000  3,048,750
 (Holt Hauling & Warehousing):
 9.625% 1/1/11  -  3,000,000  3,003,750
  9.875% 1/1/21  -  1,300,000  1,301,625
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. Rfdg.:
(Holt Hauling & Warehousing)
 8.60% 12/15/17 (e)  -  4,500,000  4,635,000
 (Stolt Term. Proj.) 10.50% 1/15/18  -  60,000  64,800
New Jersey Trans. Trust Fund Auth.:
6% 12/15/05 (MBIA Insured)  Aaa  1,000,000  1,078,750
 6% 12/15/06 (MBIA Insured)  Aaa  3,000,000  3,228,750
Passaic County Util. Auth. Swr. Dev. Rev. (Cap.
Appreciation) 0% 3/1/02 (MBIA Insured)  Aaa  2,500,000  1,946,875
  18,308,300
NEW MEXICO - 4.2%
Albuquerque Arpt. Rev. Rfdg. (c)(e):
6.75% 7/1/11 (AMBAC Insured)  Aaa  1,805,000  1,935,863
 6.70% 7/1/18 (AMBAC Insured)  Aaa  3,970,000  4,123,838
Farmington Poll. Cont. Rev.:
Rfdg. (Pub. Svc. Co. of New Mexico San Juan
 Proj.) Series X, 5.90% 4/1/07  Ba1  10,550,000  10,352,188
 (Pub. Svc. Co. of New Mexico San Juan Proj.):
 Series A:
  6% 3/1/08  Ba1  700,000  689,500
   6.50% 9/1/09  Ba1  1,940,000  1,941,009
   6.50% 9/1/04  Ba1  750,000  751,110
New Mexico Edl. Assistance Foundation
Student Loan Rev. 5.25% 4/1/05
(AMBAC Insured) (e)  Aaa  2,275,000  2,266,469
  22,059,977
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
NEW YORK - 12.3%
New York City Gen. Oblig.:
Rfdg. Series A, 7% 8/1/03  Baa1 $ 2,000,000 $ 2,170,000
 Rfdg. Series B, 5.70% 8/15/02  Baa1  1,165,000  1,188,300
 Series B, 7.50% 2/1/02  Baa1  2,000,000  2,200,000
 Series H, 6.875% 2/1/02  Baa1  1,700,000  1,812,625
 5.50% 2/15/04  Baa1  5,000,000  4,950,000
New York City Ind. Dev. Agcy. Ind. Dev. Rev.
(Japan Airlines Co. Ltd. Proj.) 6% 11/1/15
(FSA Insured) (e)  Aaa  1,000,000  998,750
New York City Ind. Dev. Agcy. Spl. Facs. Rev.
(Term. One Group Assoc. Proj.)
5.90% 1/1/06  A  8,680,000  8,994,650
New York State Dorm. Auth. Rev.:
Rfdg. (New York State Univ. Edl. Facs.):
 Series A, 5.50% 5/15/05  Baa1  2,750,000  2,750,000
  Series B, 5.50% 5/15/08  Baa1  12,150,000  11,922,188
 (New York City Univ.) 5.70% 7/1/05  Baa1  3,000,000  3,026,250
New York State Energy Research & Dev.
Auth. Elec. Facs. Rev. (Long Island Ltg.)
Series A (e):
 7.15% 12/1/20  Ba3  3,000,000  3,052,500
  6.90% 8/1/22  Ba3  4,050,000  4,080,375
New York State Local Gov't. Assistance Corp.
Rfdg. Series C, 5.50% 4/1/17  A  7,500,000  7,434,375
New York State Tollway Auth. Gen. Rev.
(Spl. Oblig.) Series A, 0% 1/1/04  BBB  4,000,000  2,680,000
New York State Tollway Auth. Svc. Contract Rev.
(Local Hwy. & Bridges) 5.90% 4/1/07  Baa1  2,000,000  2,045,000
New York State Urban Dev. Corp. Rev. Rfdg.
(Correctional Cap. Facs.) Series A:
 6.30% 1/1/03  Baa1  2,000,000  2,105,000
  6.40% 1/1/04  Baa1  1,550,000  1,643,000
Suffolk County Wtr. Auth. Wtrwks. Rev.
6% 6/1/17 (MBIA Insured)  Aaa  1,000,000  1,067,500
  64,120,513
NEW YORK & NEW JERSEY - 0.6%
New York & New Jersey Port Auth. Spl.
Oblig. Rev. (Continental Airlines Corp./
Eastern Airlines, Inc./U.S. Air Laguardia Proj.)
9.125% 12/1/15 (e)  B2  3,000,000  3,360,000
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
NORTH CAROLINA - 2.2%
North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev.:
 Rfdg. Series B, 7.25% 1/1/07  Baa1 $ 1,000,000 $ 1,116,250
  Rfdg. Series C:
  5.125% 1/1/03  Baa1  2,000,000  1,987,500
   5.25% 1/1/04  Baa1  1,365,000  1,358,175
  Series B, 6.125% 1/1/09  Baa1  3,000,000  3,052,500
North Carolina Muni. Pwr. Agcy. Rev. Rfdg.
(Proj. #1 Catawba Elec.):
 5.75% 1/1/02  A  1,750,000  1,804,688
  6.25% 1/1/17 (AMBAC Insured)  Aaa  1,800,000  1,876,500
  11,195,613
NORTH DAKOTA - 0.5%
North Dakota Hsg. Fin. Agcy. Rev. (Hsg. Fin. Proj.)
Series C, 3.85% 4/3/97 (FGIC Insured) (e)  Aa  2,700,000  2,701,782
OHIO - 5.7%
Butler County Hosp. Facs. Auth. Rev. Rfdg. &
Impt. (Fort Hamilton Hughe) 7.50% 1/1/10  Baa  3,500,000  3,688,125
Fairfield Econ. Dev. Rev. Rfdg. (Beverly
Enterprises Proj.) 8.50% 1/1/03  -  1,000,000  1,070,000
Gateway Econ. Dev. Corp. (Greater Cleveland
Stadiums) Series 1990, 6.50% 9/15/14 (e)  -  3,000,000  2,917,500
Mahoning Valley San. Dist. Wtr. Rev.:
7.75% 5/15/14  -  2,000,000  2,077,500
 7.75% 5/15/19  -  2,000,000  2,070,000
Marion County Impt. Rev. 5.60% 5/15/01  BBB+  1,000,000  1,001,250
Ohio Bldg. Auth. Rfdg. (State Facs.-Vern Riffe Ctr.)
Series A, 5.75% 10/1/04 (AMBAC Insured)  Aaa  4,000,000  4,250,000
Ohio Econ. Dev. Rev. Rfdg. (Kroger Co. Proj.)
Series 1992, 7.50% 9/1/10  Ba1  2,470,000  2,612,025
Ohio Wtr. Dev. Auth. Poll. Cont. Facs. Rev.
(Wtr. Cont. Loan Fund):
 State Matching Series, 6.50% 12/1/04
  (MBIA Insured)  Aaa  1,835,000  2,043,731
  Wtr. Quality Series, 5.625% 6/1/06
  (MBIA Insured)  Aaa  2,000,000  2,097,500
Student Loan Funding Corp. Student Loan Rev.
Sub-Series B, 8.875% 8/1/08 (e)  -  3,765,000  3,915,600
Summit County Ind. Dev. Rev. Rfdg. (Surnow
Assoc. Proj.) 7.65% 10/1/06  Ba2  1,730,000  1,857,571
  29,600,802
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
OKLAHOMA - 0.8%
Tulsa Muni. Arpt. Trust Rev. (American Airlines
AMR Corp. Proj.) 7.35% 12/1/11  Baa2 $ 4,000,000 $ 4,330,000
PENNSYLVANIA - 6.9%
Allegheny County Hosp. Dev. Auth. Health Facs.
Rev. (Allegheny Valley School):
 8% 2/1/02  Ba1  510,000  528,488
  8.50% 2/1/15  Ba1  2,930,000  3,080,163
Allegheny County Ind. Dev. Auth. Rev. (YMCA
Pittsburgh Proj.) Series 1990, 8.75% 3/1/10  -  370,000  395,900
Butler County Ind. Dev. Auth. Health Ctr. Rev.
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11  A-  3,000,000  2,850,000
Cumberland County Muni. Auth. Rev.
(Carlisle Hosp.):
 6.80% 11/15/14  Baa  3,250,000  3,274,375
  6.80% 11/15/23  Baa  1,000,000  1,000,000
Delaware County Auth. Rev.
(1st Mtg. Riddle Village Proj.):
 Series 1992, 8.75% 6/1/10  -  2,870,000  3,121,125
  7% 6/1/00  -  1,000,000  1,017,500
  8.25% 6/1/22  -  2,250,000  2,432,813
  9.25% 6/1/22  -  2,905,000  3,217,288
Montgomery County Higher Ed. & Health Auth.
Hosp. Rev. (United Hosp., Inc. Proj.) (f):
 (St. Christopher):
  8.25% 11/1/03
   (Pre-Refunded to 11/1/97 @ 102)  Ba1  1,250,000  1,328,188
   7% 11/1/06
   (Pre-Refunded to 11/1/97 @ 102)  Ba1  120,000  123,809
   8.50% 11/1/17
   (Pre-Refunded to 11/1/97 @ 102)  Ba1  525,000  559,104
  Series A, 8% 11/1/96
  (Escrowed to Maturity)  Ba1  65,000  65,000
  Series B, 8.10% 11/1/97
  (Escrowed to Maturity)  Ba1  35,000  36,464
Northampton County Ind. Dev. Auth. Rev. Rfdg.
(Bethlehem Steel Poll. Cont. Proj.) Series 1994,
7.55% 6/1/17  -  1,940,000  2,017,600
Pennsylvania Ind. Dev. Auth. Econ. Dev. Rev.
5.80% 7/1/09 (AMBAC Insured)  Aaa  1,345,000  1,403,844
Philadelphia Hosp. & Higher Ed. Facs. Auth.
Hosp. Rev. (Graduate Health Sys. Oblig.
Group) 7.25% 7/1/18  Ba  2,600,000  2,684,500
Philadelphia Ind. Dev. Auth. Rev. (Philadelphia
Arpt.) 7.75% 12/1/17 (e)  -  2,000,000  2,117,500
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
PENNSYLVANIA - CONTINUED
Somerset County Hosp. Auth. Rev. (Health
Care 1st Mtg.) 8.50% 6/1/24  - $ 4,500,000 $ 4,798,125
  36,051,786
RHODE ISLAND - 1.2%
Rhode Island Clean Wtr. Protection Fin. Agcy. Wtr.
Poll. Cont. Rev. (Revolving Fund Pooled Loan)
Series A, 5.40% 10/1/15 (MBIA Insured)  Aaa  1,650,000  1,619,063
Rhode Island Port Auth. & Econ. Dev. Corp. Arpt.
Rev. Series A, 7% 7/1/14 (FSA Insured) (e)  Aaa  4,000,000  4,595,000
  6,214,063
SOUTH CAROLINA - 0.4%
Piedmont Muni. Pwr. Agcy. Elec. Rev. Series A,
6.25% 1/1/05 (FGIC Insured)  Aaa  1,715,000  1,858,631
TENNESSEE - 0.6%
Dyer County Ind. Dev. Board. Ind. Dev. Rev. Rfdg.
(Tennessee Assoc. Proj.) 6% 2/01/07  Ba1  1,640,000  1,601,050
Metropolitan Gov't. Nashville & Davidson
County Elec. Rev. Series A, 0% 5/15/06
(MBIA Insured)  Aaa  1,000,000  608,750
Rutherford County Ind. Dev. Board Dev. Rev.
Rfdg. (Kroger Co. Proj.) 7.30% 6/1/21  Ba1  1,000,000  1,056,250
  3,266,050
TEXAS - 2.6%
Dallas-Fort Worth Int'l. Arpt. Facs. Impt. Corp.
Rev. (AMR Corp.) 7.50% 11/1/25 (e)  Baa2  6,000,000  6,405,000
Harris County Cultural & Ed. Facs. Fin. Corp.
Rev. Rfdg. (Space Ctr. Houston Proj.):
 Series A, 9.25% 8/15/23  -  1,870,000  1,811,563
  Series B, 0% 8/15/23  -  4,730,000  1,259,363
Houston Elderly Hsg. Auth. 1st Lien Rev.
(Low Income Elderly Hsg.) 7.50% 7/1/17  -  450,000  458,438
Houston Hsg. Fin. Corp. Single Family Mtg. Rev.
(Verex Mtg. Assurance, Inc.) Series 1984 A,
10.875% 2/15/16  A  155,000  155,417
Midlothian Independent School Dist. (Cap.
Appreciation) 0% 2/15/04 (PSF Guaranteed)  Aaa  1,845,000  1,282,275
San Antonio Health Facs. Dev. Corp. Econ. Dev.
Rev. Rfdg. (Encore Nursing Ctr. Partner)
(Beverly Enterprises, Inc.) 8.25% 12/1/19  -  2,250,000  2,351,250
  13,723,306
 MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
UTAH - 0.7%
Intermountain Pwr. Agcy. Pwr. Supply Rev.
Rfdg. (c):
 Series A, 6.50% 7/1/09 (AMBAC Insured)  Aaa $ 1,000,000 $ 1,086,250
  Series B, 5.75% 7/1/16 (MBIA Insured)  Aaa  2,500,000  2,440,625
South Salt Lake City Ind. Rev. (Price Savers
Wholesale Club Proj.) 9% 11/15/13  -  250,000  280,938
  3,807,813
VIRGINIA - 2.7%
Hopewell Ind. Dev. Auth. Resource Recovery Rev.
(Stone Container Corp.) 8.25% 6/1/16  -  3,735,000  4,052,475
Loudoun County Ind. Dev. Auth. Residential Care
Facs. Rev. (Falcons Landing Proj.) Series A:
 9.25% 11/1/04  -  1,000,000  1,073,750
  8.75% 11/1/24  -  8,500,000  8,808,125
  13,934,350
WASHINGTON - 2.8%
Washington Pub. Pwr. Supply Sys. Nuclear
Proj. #2 Rev. 5.40% 7/1/12  Aa1  14,000,000  13,142,500
Washington Pub. Pwr. Supply Sys. Nuclear
Proj. #3 Rev. Rfdg. Series B, 7% 7/1/05
(FGIC Insured)  Aaa  1,150,000  1,237,688
  14,380,188
WEST VIRGINIA - 0.4%
Ripley Ind. Dev. Rev. Rfdg. (Kroger Co. Proj.)
7.30% 5/1/11  Ba1  2,200,000  2,329,250
WYOMING - 0.5%
Sweetwater County Poll. Cont. Rev. Rfdg.
(Idaho Pwr. Co. Proj.) Series A,
6.05% 7/15/26  A3  2,500,000  2,540,625
TOTAL MUNICIPAL BONDS
(Cost $513,040,825)   513,491,669
 MUNICIPAL NOTES (D) - 1.4%
DELAWARE - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr.
& Lt. Co. Proj.) Series 88, 3.80%, VRDN (e)  VMIG 1  1,100,000  1,100,000
LOUISIANA - 0.5%
St. Charles Parish Poll. Cont. Rev. (Shell Oil Co.
Norco Proj.) Series 1991, 3.70%, VRDN (e)  VMIG 1  2,500,000  2,500,000
 MUNICIPAL NOTES (D) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (A) AMOUNT  (NOTE 1)
TEXAS - 0.4%
Gulf Coast Ind. Dev. Auth. Solid Waste Disp.
Rev. (Citgo Petroleum) 3.75%, LOC Wachovia
Bank, VRDN (e)  VMIG 1 $ 1,000,000 $ 1,000,000
Trinity River Auth. Poll. Cont. Rev. Coll. (Texas
Utils. Elec. Co. Proj.) Series 96-A, 3.70%,
(AMBAC Insured) BPA Bank of New York,
VRDN (e)  VMIG 1  1,000,000  1,000,000
  2,000,000
VIRGINIA - 0.1%
Hopewell Ind. Dev. Auth. Rev. (Hadson Pwr.
13-Hopewell Proj.) Series 1990 A, 3.65%,
LOC Cr. Suisse Bank, VRDN (e)  -  600,000  600,000
WEST VIRGINIA - 0.2%
Grant County Poll. Cont. Rev. (Virginia Elec. &
Pwr. Co. Proj.) Series 1994, 3.80%, tender
3/10/97  VMIG 1  1,000,000  1,000,460
TOTAL MUNICIPAL NOTES
(Cost $7,200,000)   7,200,460
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $520,240,825)  $ 520,692,129
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
2. Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
3. Security purchased on a delayed delivery basis (see Note 2 of Notes to Financial Statements).
4. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
5. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
6. Security collaleralized by an amount sufficient to pay interest and principal.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 29.3% AAA, AA, A 31.2%
Baa 24.0% BBB  21.9%
Ba 11.4% BB  10.0%
B 0.7% B  2.3%
Caa 0.3% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.3%
The percentage not rated by both S&P and Moody's amounted to 24.9%. FMR has determined that unrated debt securities that are lower quality account for 23.1% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Industrial Development  21.6%
Health Care  21.5
General Obligation  16.9
Electric Revenue  15.7
Transportation  7.7
Others (individually less than 5%)   16.6
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $520,246,765. Net unrealized appre- ciation aggregated $445,364, of which $16,252,959 related to appreciated invest- ment securities and $15,807,595 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $16,952,000 of which $3,173,000, $7,511,000 and $6,268,000 will expire on October 31, 2002, 2003 and 2004, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

ASSETS

Investment in securities, at value (cost $520,240,825) -                 $ 520,692,129
See accompanying schedule

Receivable for investments sold                                           5,921,199

Interest receivable                                                       10,523,030

Prepaid expenses                                                          16,891

 TOTAL ASSETS                                                             537,153,249

LIABILITIES

Payable to custodian bank                                   $ 18,618

Payable for investments purchased                            5,113,042
Regular delivery

 Delayed delivery                                            9,291,986

Payable for fund shares redeemed                             471,138

Distributions payable                                        873,655

Accrued management fee                                       168,831

Other payables and accrued expenses                          266,457

 TOTAL LIABILITIES                                                        16,203,727

NET ASSETS                                                               $ 520,949,522

Net Assets consist of:                                                   $ 537,961,032
Paid in capital

Undistributed net investment income                                       863,965

Accumulated undistributed net realized gain (loss)                        (18,326,779)
on investments

Net unrealized appreciation (depreciation) on                             451,304
investments

NET ASSETS                                                               $ 520,949,522

CALCULATION OF MAXIMUM OFFERING PRICE                                     $11.74
CLASS A:
NET ASSET VALUE and redemption price per share
 ($201,619 (divided by) 17,179 shares)

Maximum offering price per share (100/95.75 of $11.74)                    $12.26

CLASS B:                                                                  $11.74
NET ASSET VALUE and offering price per share
 ($39,388,723 (divided by) 3,356,509 shares) A

CLASS T:                                                                  $11.76
NET ASSET VALUE and redemption price per share
 ($480,431,820 (divided by) 40,865,528 shares)

Maximum offering price per share (100/96.50 of $11.76)                    $12.19

INSTITUTIONAL CLASS:                                                      $11.72
NET ASSET VALUE, offering price and redemption price
 per share ($927,360 (divided by) 79,150 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME                                                           $ 37,943,965

EXPENSES

Management fee                                             $ 2,266,568

Transfer agent fees                                         62
Class A

 Class B                                                    60,605

 Class T                                                    979,556

 Institutional Class                                        1,577

Distribution fees                                           35
Class A

 Class B                                                    340,118

 Class T                                                    1,335,656

Accounting fees and expenses                                239,476

Non-interested trustees' compensation                       2,192

Custodian fees and expenses                                 33,910

Registration fees                                           8,583
Class A

 Class B                                                    14,267

 Class T                                                    29,650

 Institutional Class                                        29,267

Audit                                                       40,876

Legal                                                       8,037

Miscellaneous                                               16,260

 Total expenses before reductions                           5,406,695

 Expense reductions                                         (39,464)       5,367,231

NET INTEREST INCOME                                                        32,576,734

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      (6,143,265)

 Futures contracts                                          151,645        (5,991,620)

Change in net unrealized appreciation (depreciation) on                    (1,724,709)
investment securities

NET GAIN (LOSS)                                                            (7,716,329)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 24,860,405
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 32,576,734    $ 34,231,751
Net interest income

 Net realized gain (loss)                                  (5,991,620)     (8,226,585)

 Change in net unrealized appreciation (depreciation)      (1,724,709)     40,030,641

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           24,860,405      66,035,807
FROM OPERATIONS

Distributions to shareholders                              (1,272)         -
From net interest income
 Class A

  Class B                                                  (1,818,282)     (1,127,659)

  Class T                                                  (29,846,407)    (33,101,699)

  Institutional Class                                      (46,808)        (2,393)

 TOTAL DISTRIBUTIONS                                       (31,712,769)    (34,231,751)

Share transactions - net increase (decrease)               (69,878,601)    11,485,606

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (76,730,965)    43,289,662

NET ASSETS

 Beginning of period                                       597,680,487     554,390,825

 End of period (including undistributed net investment    $ 520,949,522   $ 597,680,487
income of $863,965 and $0, respectively)


FINANCIAL HIGHLIGHTS - CLASS A
      YEAR
      ENDED
      OCTOBER
      31,

      1996 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.630

Income from Investment Operations

 Net interest income                                   .105 F, H

 Net realized and unrealized gain (loss)               .109 G

 Total from investment operations                      .214

Less Distributions

 From net interest income                              (.104)

Net asset value, end of period                        $ 11.740

TOTAL RETURN B, C                                      1.84%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 202

Ratio of expenses to average net assets                .90% A,
                                                       D

Ratio of net interest income to average net assets     5.73% A

Portfolio turnover rate                                49%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
F SEE "DISTRIBUTION TO SHAREHOLDERS" SECTION OF NOTE 1 OF NOTES TO FINANCIAL STATEMENTS.
G THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF INVESTMENTS OF THE FUND.
H NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS B

                                                      YEARS ENDED OCTOBER 31,

                                                      1996                      1995       1994 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.860                  $ 11.210   $ 11.610

Income from Investment Operations

 Net interest income                                   .596 F,                   .612       .188
                                                      G

 Net realized and unrealized gain (loss)               (.136)                    .650       (.400)

 Total from investment operations                      .460                      1.262      (.212)

Less Distributions

 From net interest income                              (.580)                    (.612)     (.188)

Net asset value, end of period                        $ 11.740                  $ 11.860   $ 11.210

TOTAL RETURN B, C                                      3.98%                     11.57%     (1.86)%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 39,389                  $ 32,395   $ 9,968

Ratio of expenses to average net assets                1.57%                     1.86%      2.09% A
                                                                                D

Ratio of net interest income to average net assets     5.06%                     5.18%      4.58% A

Portfolio turnover rate                                49%                       37%        38%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
F SEE "DISTRIBUTION TO SHAREHOLDERS" SECTION OF NOTE 1 OF NOTES TO FINANCIAL STATEMENTS.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - CLASS T

                                   YEARS ENDED OCTOBER 31,

                                   1996                      1995        1994 C      1993        1992

SELECTED PER-SHARE DATA

Net asset value,                   $ 11.880                  $ 11.220    $ 12.720    $ 11.650    $ 11.410
beginning of period

Income from Investment
Operations

 Net interest income                .677 E,                   .700        .689        .710        .774
                                   F

 Net realized and unrealized        (.136)                    .660        (1.430)     1.100       .250
 gain (loss)

 Total from investment              .541                      1.360       (.741)      1.810       1.024
 operations

Less Distributions

 From net interest income           (.661)                    (.700)      (.689)      (.710)      (.774)

 From net realized gain             -                         -           (.060)      (.030)      (.010)

 In excess of net realized gain     -                         -           (.010)      -           -

 Total distributions                (.661)                    (.700)      (.759)      (.740)      (.784)

Net asset value, end of period     $ 11.760                  $ 11.880    $ 11.220    $ 12.720    $ 11.650

TOTAL RETURN A, B                   4.68%                     12.50%      (6.03)%     15.95%      9.21%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period          $ 480,432                 $ 565,131   $ 544,422   $ 497,575   $ 156,659
(000 omitted)

Ratio of expenses to average        .89%                      .91%        .89%        .92%        .90%
net assets                                                                                       D

Ratio of net interest income to     5.74%                     6.06%       5.78%       5.59%       6.59%
average net assets

Portfolio turnover rate             49%                       37%         38%         27%         13%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E SEE "DISTRIBUTION TO SHAREHOLDERS" SECTION OF NOTE 1 OF NOTES TO FINANCIAL STATEMENTS.
F NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                      YEARS ENDED OCTOBER
                                                      31,

                                                      1996                   1995 E

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 11.880               $ 11.700

Income from Investment Operations

 Net interest income                                   .707 F, G              .232

 Net realized and unrealized gain (loss)               (.197)                 .180

 Total from investment operations                      .510                   .412

Less Distributions

 From net interest income                              (.670)                 (.232)

Net asset value, end of period                        $ 11.720               $ 11.880

TOTAL RETURN B, C                                      4.41%                  3.55%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 927                  $ 154

Ratio of expenses to average net assets                .75% D                 .75% A
                                                                             , D

Ratio of net interest income to average net assets     5.88%                  5.89% A

Portfolio turnover rate                                49%                    37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F SEE "DISTRIBUTION TO SHAREHOLDERS" SECTION OF NOTE 1 OF NOTES TO FINANCIAL STATEMENTS.
G NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor High Income Municipal Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES - CONTINUED
under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, market discount, capital loss carryforwards and losses deferred due to wash sales, futures and options.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Accumulated undistributed net realized gain
(loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period.
Any taxable income or gain remaining at fiscal year end is distributed in the following year.
During the period, the fund received payments from the trustees for Michigan Health Care Corporation, a Detroit hospital system that filed for bankruptcy in the spring of 1995. These amounts, which were recorded as income for book purposes, remain undistributed to shareholders as of period end pending determination as to their classification for income tax purposes.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market value of the securities purchased or sold on a when-issued or forward commitment basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
2. OPERATING POLICIES -
CONTINUED
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $265,932,863 and $290,096,544, respectively.
The market value of futures contracts opened and closed during the period amounted to $15,286,969 and $15,173,499, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. Prior to January 1, 1996, the fee for Class B was based on an annual rate of 1.00% (of which .75% represented a distribution fee and .25% represented a shareholder service fee) of the average net assets of the Class B shares. For the period, the fund paid FDC $35, $340,118, and $1,335,656 under the Class A, Class B and Class T Plans, of which $35, $92,908, and $1,335,656 were paid to securities
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
DISTRIBUTION AND SERVICE PLAN - CONTINUED dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $3,984 and $918,111 on sales of Class A and Class T shares of the fund, of which $3,385 and $763,755 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $130,817 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, the transfer agent fees were equivalent to annual rates of .26%, .16%, .18%, and .20% of the average net assets of Class A, Class B, Class T and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates of average net assets for each class.
(I) CLASS A. For the period, this expense limitation was .90% of average net assets and the reimbursement reduced expenses by $8,597.
(II) CLASS B. Effective January 1, 1996, the expense limitation changed from an annual rate of 1.75% to 1.65% of average net assets.
(III) CLASS T. For the period, this expense limitation was 1.00% of average net assets.
(IIII) INSTITUTIONAL CLASS. For the period, this expense limitation was .75% of average net assets and the reimbursement reduced expenses by
$28,333.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $2,534 under the custodian arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                 SHARES                          DOLLARS

                                 YEAR ENDED      YEAR ENDED      YEAR ENDED       YEAR ENDED
                                 OCTOBER 31,     OCTOBER 31,     OCTOBER 31,      OCTOBER 31,

                                 1996  A         1995 B          1996 A           1995 B



CLASS A                           18,733          -              $ 218,730        $ -
Shares sold

Reinvestment of distributions     78              -               910              -

Shares redeemed                   (1,632)         -               (19,114)         -

Net increase (decrease)           17,179          -              $ 200,526        $ -

CLASS B                           1,193,226       2,043,527      $ 14,098,773     $ 23,449,301
Shares sold

Reinvestment of distributions     95,237          61,101          1,121,011        707,595

Shares redeemed                   (664,327)       (261,235)       (7,798,479)      (3,041,172)

Net increase (decrease)           624,136         1,843,393      $ 7,421,305      $ 21,115,724

CLASS T                           6,539,718       12,273,037     $ 77,377,354     $ 140,517,484
Shares sold

Reinvestment of distributions     1,597,120       1,809,737       18,850,193       20,850,961

Shares redeemed                   (14,847,912)    (15,035,639)    (174,513,587)    (171,150,553)

Net increase (decrease)           (6,711,074)     (952,865)      $ (78,286,040)   $ (9,782,108)

INSTITUTIONAL CLASS               140,918         12,792         $ 1,653,013      $ 150,012
Shares sold

Reinvestment of distributions     3,139           168             36,744           1,978

Shares redeemed                   (77,867)        -               (904,149)        -

Net increase (decrease)           66,190          12,960         $ 785,608        $ 151,990


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor High Income Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor High Income Municipal Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor High Income Municipal Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor High Income Municipal Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:
 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Institutional Class 12/9/96 12/6/96 $- $.002
The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 26.36% of the fund's income dividends was subject to the federal alternative minimum tax.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

CALIFORNIA MUNICIPAL INCOME
FUND - CLASS A, CLASS T
(FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       18   A summary of major shifts in the
                              fund's investments over the last six
                              months.

INVESTMENTS              19   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     23   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    30   Notes to the financial statements.

REPORT OF INDEPENDENT    35   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15 % 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain Class A expenses during the period shown, the total return and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1996                                LIFE OF
                                                             FUND

Advisor California Municipal Income - Class                  1.97%
A

Advisor California Municipal Income - Class A                -2.36%
 (incl. max. 4.25% sales charge)

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund is a year old, you can compare Class A's returns to the performance of the Lehman Brothers California Municipal Bond Index, a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. You may also want to look at the performance of the California municipal debt funds average as tracked by Lipper Analytical Services, Inc. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A had performed at a constant rate each year. Since the class is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA CA Muni CL A             LB Municipal Bond Index
             00254                       LB015
  1996/02/29       9575.00                    10000.00
  1996/03/31       9422.06                     9872.20
  1996/04/30       9389.07                     9844.26
  1996/05/31       9371.81                     9840.32
  1996/06/30       9480.01                     9947.49
  1996/07/31       9571.96                    10038.01
  1996/08/31       9593.68                    10035.60
  1996/09/30       9721.97                    10176.10
  1996/10/31       9836.26                    10291.19
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class A on February 29, 1996, shortly after the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have been $9,836 - a 1.64% decrease on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,291 - a 2.91% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
PERIOD ENDED OCTOBER 31, 1996

                                                        LIFE OF
                                                        FUND

Dividend return                                         2.67%

Capital appreciation return                             -0.70%

Total return                                            1.97%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996         PAST          LIFE OF
                                       MONTH         CLASS

Dividends per share                    3.58(cents)   6.62(cents)

Annualized dividend rate               4.26%         4.23%

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $9.89 over the past month and $9.85 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the class' income to measure performance. If Fidelity had not reimbursed certain Class T expenses during the period shown, the total return and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1996                    LIFE OF
                                                 FUND

Advisor California Municipal Income - Class T    1.99%

Advisor California Municipal Income - Class T    -1.58%
 (incl. max. 3.50% sales charge)

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050.
 Once the fund is a year old, you can compare Class T's returns to the performance of the Lehman Brothers California Municipal Bond Index, a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. You may also want to look at the performance of the California municipal debt funds average as tracked by Lipper Analytical Services, Inc. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T had performed at a constant rate each year. Since the class is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Cal Muni Class T         LB Lehman Brothers Muni Bond
             00609                       LB015
  1996/02/29       9650.00                    10000.00
  1996/03/31       9495.86                     9872.20
  1996/04/30       9462.61                     9844.26
  1996/05/31       9445.22                     9840.32
  1996/06/30       9554.27                     9947.49
  1996/07/31       9646.93                    10038.01
  1996/08/31       9668.82                    10035.60
  1996/09/30       9790.58                    10176.10
  1996/10/31       9914.90                    10291.19
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class T on February 29, 1996, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have been $9,915 - a 0.85% decrease on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,291 - a 2.91% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
PERIOD ENDED OCTOBER 31, 1996

                                                        LIFE OF
                                                        FUND

Dividend return                                         2.69%

Capital appreciation return                             -0.70%

Total return                                            1.99%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996   PAST          PAST 6         LIFE OF
                                 MONTH         MONTHS         CLASS

Dividends per share              3.50(cents)   19.72(cents)   26.09(cents)

Annualized dividend rate         4.17%         4.02%          3.85%

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $ $9.89 over the past month, $9.74 over the past six months and $9.74 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class T has a longer, more stable, operating history.
ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the class' income to measure performance. If Fidelity had not reimbursed certain Class B expenses during the period shown, the total return and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1996                               LIFE OF
                                                            FUND

Advisor California Municipal Income - Class B               1.35%

Advisor California Municipal Income - Class B               -2.61%
 (incl. 4.00% contingent deferred sales
charge)

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, since the fund began on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund is a year old, you can compare Class B's returns to the performance of the Lehman Brothers California Municipal Bond Index, a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. You may also want to look at the performance of the California municipal debt funds average as tracked by Lipper Analytical Services, Inc. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B had performed at a constant rate each year. Since the class is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA CA Muni Class B          LB Municipal Bond Index
             00610                       LB015
  1996/02/29      10000.00                    10000.00
  1996/03/31       9828.97                     9872.20
  1996/04/30       9789.24                     9844.26
  1996/05/31       9770.87                     9840.32
  1996/06/30       9878.27                     9947.49
  1996/07/31       9969.43                    10038.01
  1996/08/31       9978.51                    10035.60
  1996/09/30      10099.31                    10176.10
  1996/10/31       9811.87                    10291.19
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Class B on February 29, 1996, shortly after the fund started and paid the applicable 4% contingent deferred sales charge. As the chart shows, by October 31, 1996, the value of the investment would have been $9,812 - a 1.88% decrease on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,291 - a 2.91% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
PERIOD ENDED OCTOBER 31, 1996

                                            LIFE OF
                                            FUND

Dividend return                             2.35%

Capital appreciation return                 -1.00%

Total return                                1.35%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996   PAST          PAST 6         LIFE OF
                                 MONTH         MONTHS         CLASS

Dividends per share              2.94(cents)   17.30(cents)   22.88(cents)

Annualized dividend rate         3.51%         3.53%          3.38%

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $9.87 over the past month, $9.73 over the past six months and $9.73 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class B has a longer, more stable, operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year
that ended October 31, 1996.
For the past 12 months, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - had a
total return of 5.70%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
5.85%. Munis outperformed their
counterparts in the taxable
bond market for the first 10
months of the period. Factors
that helped munis included a lack
of supply of new issues, strong
demand for municipal bonds from
both insurance companies and
individual investors, and the
diminishing likelihood of
significant tax reform in the near
future. Like most domestic bonds,
munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the point
that munis entered the last two
months of the period trading at
expensive levels relative to their
taxable counterparts. At that point
and through the end of the period,
the performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits.
An interview with Jonathan Short, Portfolio Manager of Fidelity Advisor California Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. The fund was unveiled on February 20, 1996. Fidelity generally looks at performance over six- and 12-month intervals. For purposes of this report, we'll look at the fund's performance since inception, and its benchmark and competitive group will reflect performance from February 29, 1996 through October 31, 1996. For the period ending October 31, 1996, the fund's Class A, Class T and Class B shares had returns of 1.97%, 1.99% and 1.35%, respectively. For comparison, the Lehman Brothers California Municipal Bond Index had a return of 2.91%, while the California municipal debt funds average, as tracked by Lipper Analytical Services, had a return of 2.63%.
Q. WHAT SPECIFIC FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE
PERIOD?
A. On a positive note, the fund's weighting in California state general obligation issues helped as the credit quality of these securities improved during the period and the state's credit rating was upgraded. That's one area that worked well. Another strategy that helped was being underweighted, relative to the index, in electric utility bonds. During the period, several California utility bonds were downgraded. I had avoided purchasing many of these issues based on our credit research, so this move proved beneficial. In terms of disappointments, there were some investments I could have made that might have boosted the fund's return. In a market environment like we've seen - where bond prices slid and yields rose - housing bonds tended to perform very well. While the portfolio did have positions in some housing bonds, a higher weighting would most likely have been beneficial. Performance also suffered a bit due to the flattening of the yield curve during the period. I was underweighted in longer-term bonds, which tended to outperform shorter-term securities on a risk-adjustable basis.
Q. HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE IN WHICH YOU WERE
OPERATING?
A. Right after the fund commenced in late February, a series of employment reports was released that led investors to believe that the national economy was stronger than many had thought. This news ignited fears of inflation and, as result, the bond market tailed off. The yield ratios between municipal bonds and Treasuries - which are a standard gauge of the attractiveness of the municipal market - vacillated quite a bit during the period, and municipals fell in and out of favor with investors. We also saw yield spreads tighten between higher-rated bonds and lower-quality issues. The market improved toward the end of the period, but not back to its original level. As far as California goes, the state's economy continued to shine as it grew at a rate faster than that of the nation.
Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO QUALITY SPREADS?
A. During the period, a lack of lower-quality issuance helped BBB-rated, or lower-quality securities, perform well. The lower-quality issues I had purchased at the beginning of the period contributed positively to the fund's performance.
Q. BOND INSURANCE HAS BECOME QUITE POPULAR AMONG ISSUERS. HOW DOES THIS PLAY INTO YOUR DECISION MAKING?
A. It definitely poses a challenge. If an issuer does not have an AAA rating, it can come to market with that rating simply by purchasing insurance. There has been an increase in the number of securities coming to market with insurance, and this has limited the supply of uninsured obligations. This trend has affected credit spreads as the lower supply of uninsured issues has made them harder to find and has increased their value relative to insured paper. I'd like to see fewer bonds carry insurance because this would allow our municipal research team to uncover opportunities.
Q. WHAT'S IN STORE FOR THE NEXT SIX MONTHS?
A. I'm optimistic about California's economy and think it will continue to outpace that of the nation. Since I don't make moves based on short-term market swings, I'll look to boost performance by looking at other areas, particularly quality selection and security structure, while analyzing each security's risk/reward profile. As to the direction of interest rates and the overall economy, it's anyone's guess.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: a high level of current
income free from federal
income tax and California
state personal income tax by
investing primarily in municipal
securities
START DATE: February 20, 1996
SIZE: as of October 31, 1996,
more than $4 million
MANAGER: Jonathan Short,
since February 1996; manager,
Fidelity California Municipal
Income Fund, Fidelity California
Insured Municipal Income
Fund, Fidelity Minnesota
Municipal Income Fund, Spartan
California Municipal Income
Fund, and Spartan California
Intermediate Municipal
Income Fund, since 1995;
joined Fidelity in 1990
(checkmark)
JON SHORT ON CALIFORNIA'S
ECONOMIC REVIVAL:
"The state has continued to
bounce back from its
well-documented economic
woes. Revenues have come in
ahead of budget projections,
Standard & Poor's has
upgraded the state's credit
quality from A to A+ and
we've seen gains in the trade,
entertainment and high
technology industries. Job
growth initially looked to be
splintered across pockets of
the state, but it has become
more widespread. One
sector that hasn't rebounded
well is housing, as housing
starts and existing home
sales have not shown much
improvement. That's really
the last piece of the puzzle.
Another positive for the state
came in June, when Orange
County emerged from
bankruptcy by issuing a
substantial amount of
insured bonds and came out
with a substantial issuance of
new bonds. The county paid a
premium for bond insurance,
but the bond offering was
mostly successful."


INVESTMENT CHANGES


TOP FIVE SECTORS AS OF OCTOBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMETS    INVESTMENTS
                                    IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   23.8          21.1

Water And Sewer      19.3          17.4

Special Tax          10.8          13.6

Electric Revenue     10.5          24.9

Lease Revenue        9.8           1.0

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years   14.4   12.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
              6 MONTHS AGO

Years   7.8   7.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
Aaa 47.0%
Aa, A 36.5%
Baa 10.1.%
Ba, B 0.0%
Non-rated 0.0%
Short-term investments 6.4%
Aaa 43.4%
Aa, A 32.7%
Baa 12.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term investments 11.8%
Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 36.5
Row: 1, Col: 3, Value: 10.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 6.4
Row: 1, Col: 1, Value: 43.4
Row: 1, Col: 2, Value: 32.7
Row: 1, Col: 3, Value: 12.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 11.8
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 93.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CALIFORNIA - 93.6%
Cabrillo Unified School Dist. (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC Insured)  Aaa $ 200,000 $ 92,500
California Dept. Wtr. Res. Central Valley Proj.
Rev. 5% 12/1/22  Aa  200,000  180,250
California Edl. Facs. Auth. Rev. (Santa Clara Univ.)
5% 9/1/15 (MBIA Insured)  Aaa  100,000  92,523
California Gen. Oblig.:
Rfdg. 5.60% 9/1/21  A1  100,000  98,875
  7% 3/1/06  A1  90,000  103,275
  6% 10/1/08  A1  100,000  108,000
  6.50% 9/1/10  A1  150,000  168,375
  5.75% 11/1/12  A1  130,000  134,875
California Hsg. Fin. Agcy. Rev. (Home Mtg.)
Series E, 6.375% 8/1/27 (b)  Aa  200,000  202,750
California Poll. Cont. Fing. Auth. Poll. Cont.
Rev. Rfdg. (San Diego Gas & Elec.) Series A,
 5.90% 6/1/14 (b)  A2  100,000  104,000
California Pub. Works Board Lease Rev.:
(Var. Cmnty. College Projs.) Series C,
 6% 3/1/05 (AMBAC Insured)  Aaa  80,000  85,700
 (Var. Univ. of California Projs.)
 Series B, 5% 6/1/05  A1  230,000  230,000
California Statewide Commtys. Dev. Auth. Rev.
Ctfs. of Prtn. (Children's Hosp.) 6% 6/1/13
(MBIA Insured)  Aaa  100,000  104,875
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 5.70% 7/1/03  BBB-  100,000  102,375
Contra Costa Schools Fing. Auth. Rev. Vista
Unified School Dist. School Sites Series A,
0% 9/1/17 (AMBAC Insured)
(Pre-Refunded to 9/1/02 - 36.34) (d)  Aaa  400,000  111,000
Duarte Ctfs. of Prtn. (City of Hope Nat'l.
Medical Ctr.) 6.25% 4/1/23  Baa1  100,000  99,875
East Bay Muni. Util. Dist. Wastewater Treatment
Sys. Rev.:
  6% 6/1/01 (FGIC Insured)  Aaa  75,000  79,688
   6% 6/1/06 (FGIC Insured)  Aaa  100,000  108,000
  6.50% 6/1/24 (AMBAC Insured)
  (Pre-Refunded to 6/1/04 @ 102) (d)  Aaa  75,000  84,844
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev.
(Sr. Lien) Series A, 6% 1/1/34  Baa  100,000  97,750
Fresno Swr. Rev. Series A-1, 5% 9/1/08
(AMBAC Insured)  Aaa  100,000  97,875
Los Angeles County Ctfs. of Prtn. (Cap. Appreciation)
(Disney Parking Proj.) 0% 9/1/16  Baa1  100,000  27,250
Los Angeles County Convention & Exhibition Ctr.
Auth. Rev. Rfdg. (Lease Rev.) Series A,
6% 8/15/10 (MBIA Insured)  Aaa  100,000  106,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles County Trans. Commission Sales
Tax Rev. Rfdg. Series B, 6.50% 7/1/10 (e)  A1 $ 150,000 $ 166,875
Los Angeles Hbr. Dept. Rev. 7.60% 10/1/18  Aa  100,000  121,000
Los Angeles Wastewater Sys. Rev. Rfdg. Series A,
5% 2/1/11 (FGIC Insured)  Aaa  100,000  95,125
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev.: Rfdg. Series B,
 4.75% 7/1/09 (MBIA Insured)  Aaa  100,000  94,625
  4.75% 7/1/21 (MBIA Insured)  Aaa  100,000  87,000
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj.) Series A,
 5.85% 7/1/10 (AMBAC Insured)  Aaa  100,000  105,375
Redding Joint Pwrs. Fing. Auth. Elec. Sys. Rev.
Series A, 5.50% 6/1/05 (MBIA Insured)  Aaa  100,000  104,125
Sacramento Fing. Auth. Lease Rev. Rfdg. Series A,
5.40% 11/1/20 (AMBAC Insured)  Aaa  75,000  73,125
San Bernadino County Ctfs. of Prtn.
(Med. Ctr. Fing. Proj.): Rfdg. 5.25% 8/1/04  Baa1  150,000  149,438
 Series A, 5.50% 8/1/15 (MBIA Insured)  Aaa  100,000  97,750
San Diego County Reg'l. Trans. Commission
Sales Tax Rev. Second Series A,
 5.25% 4/1/02 (AMBAC Insured)  Aaa  150,000  154,500
San Francisco Bay Area Rapid Transit Dist. Sales
Tax Rev. 5.50% 7/1/20 (FGIC Insured)  Aaa  100,000  98,125
San Francisco City & County Swr. Rev. Rfdg.
5.50% 10/1/01 (AMBAC Insured)  Aaa  75,000  78,094
San Joaquin County Ctfs. of Prtn.
(General Hosp. Proj.) 5.80% 9/1/02  A  100,000  102,625
San Jose Redev. Agcy. Tax Alloc. Merged Area
Redev. Proj., 5% 8/1/20 (MBIA Insured)  Aaa  100,000  91,000
Santa Rosa Waste Wtr. Rev. Rfdg. & Sub Reg'l
Waste Wtr. Proj. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  100,000  89,375
Turlock Irrigation Dist. Rev. Rfdg. Series A,
6% 1/1/07 (MBIA Insured)  Aaa  75,000  80,342
TOTAL MUNICIPAL BONDS
(Cost $4,371,455)   4,410,029
MUNICIPAL NOTES (A) - 6.4.%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CALIFORNIA - 6.4%
California Poll. Cont. Fing. Auth. Resources Recovery
Rev. (Malaga Proj.) VRDN (b):
  Series A, 3.65%, LOC Bank
  of America Nat'l. Trust & Savings,  P-1 $ 100,000 $ 100,000
  Series B, 3.65%, LOC Bank America Nat'l.
  Trust & Savings Association  P-1  100,000  100,000
California Poll. Cont. Fing. Auth. Resources
Recovery Rev. (Ultra Pwr. Rocklin Proj.)
Series 1988 A, 3.65%, LOC Security Pacific
Nat'l. Bank, VRDN (b)  P-1  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $300,000)   300,000
TOTAL INVESTMENTS - 100%
(Cost $4,671,455)  $ 4,710,029
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
1 Municipal Bond Contract   December 1996 $ 115,875  $ (3,415)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.5%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,625.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.5% AAA, AA, A 84.5%
Baa 8.0% BBB  4.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  23.8%
Water and Sewer   19.3
Special Tax  10.8
Electric Revenue  10.5
Lease Revenue  9.8
Others (individually less than 5%)   25.8
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $4,671,455. Net unrealized appreciation (depreciation) aggregated $38,574, of which $65,471 related to appreciated investment securities and $26,897 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $4,356 which will expire on October 31, 2004.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 5.5% of the fund's income dividends was subject to the federal alternative minimum tax.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS OCTOBER 31, 1996

Investment in securities, at value (cost $4,671,455) -               $ 4,710,029
See accompanying schedule

Cash                                                                  32,803

Receivable for investments sold                                       105,133

Receivable for fund shares sold                                       6,824

Interest receivable                                                   62,565

Prepaid expenses                                                      26,070

Receivable from investment adviser for expense                        22,691
reductions

 TOTAL ASSETS                                                         4,966,115

LIABILITIES

Payable for investments purchased                         $ 92,704

Distributions payable                                      2,538

Accrued management fee                                     1,551

Payable for daily variation on futures contracts           625

Other payables and accrued expenses                        35,718

 TOTAL LIABILITIES                                                    133,136

NET ASSETS                                                           $ 4,832,979

Net Assets consist of:

Paid in capital                                                      $ 4,798,760

Accumulated undistributed net realized gain (loss)                    (940)
on investments

Net unrealized appreciation (depreciation) on                         35,159
investments

NET ASSETS                                                           $ 4,832,979

CALCULATION OF MAXIMUM OFFERING PRICE                                 $9.93
CLASS A:
NET ASSET VALUE, offering price and redemption price
 per share ($102,248 (divided by) 10,293 shares)

Maximum offering price per share (100/95.75 of $9.93)                 $10.37

CLASS B:                                                              $9.90
NET ASSET VALUE offering price and redemption price
  per share ($645,873 (divided by) 65,235 shares) A

CLASS T:                                                              $9.92
NET ASSET VALUE, offering price and redemption price
 per share ($2,244,013 (divided by) 226,167 shares)

Maximum offering price per share (100/96.50 of $9.92)                 $10.28

INSTITUTIONAL CLASS:                                                  $9.91
NET ASSET VALUE, offering price and redemption price
 per share ($1,840,845 (divided by) 185,761 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996

INTEREST INCOME                                                                     $ 119,434

EXPENSES

Management fee                                                         $ 9,314

Transfer agent fees                                                     92
Class A

 Class B                                                                703

 Class T                                                                1,844

 Institutional Class                                                    1,598

Distribution fees                                                       24
Class A

 Class B                                                                2,581

 Class T                                                                2,066

Accounting fees and expenses                                            42,183

Non-interested trustees' compensation                                   2

Custodian fees and expenses                                             870

Registration fees                                                       8,151
Class A

 Class B                                                                14,341

 Class T                                                                15,523

 Institutional Class                                                    15,529

Audit                                                                   27,464

Legal                                                                   7

Miscellaneous                                                           140

 Total expenses before reductions                                       142,432

 Expense reductions                                                     (121,465)    20,967

NET INTEREST INCOME                                                                  98,467

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                  4,357

 Futures contracts                                                      (5,213)      (856)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                  38,574

 Futures contracts                                                      (3,415)      35,159

NET GAIN (LOSS)                                                                      34,303

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                     $ 132,770
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                    FEBRUARY 20,
                                                                    1996
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS) TO
                                                                    OCTOBER 31,
                                                                    1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                          $ 98,467
Net interest income

 Net realized gain (loss)                                            (856)

 Change in net unrealized appreciation (depreciation)                35,159

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     132,770

Distributions to shareholders                                        (635)
From net interest income
 Class A

  Class B                                                            (9,737)

  Class T                                                            (32,566)

  Institutional Class                                                (55,529)

 TOTAL DISTRIBUTIONS                                                 (98,467)

Share transactions - net increase (decrease)                         4,798,676

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            4,832,979

NET ASSETS

 Beginning of period                                                 -

 End of period                                                      $ 4,832,979


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3,
      1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

                                            1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 9.75

Income from Investment Operations

 Net interest income                         .066

 Net realized and unrealized gain (loss)     .180

 Total from investment operations            .246

Less Distributions

 From net interest income                              (.066)

Net asset value, end of period                        $ 9.93

TOTAL RETURN B                                         2.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 102

Ratio of expenses to average net assets                .90% 1.
                                                      , C

Ratio of net interest income to average net assets     3.98% 1.

Portfolio turnover rate                                21% 1.

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      FEBRUARY 20, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.000

Income from Investment Operations

 Net interest income                                                 .229

 Net realized and unrealized gain (loss)                             (.100) E

 Total from investment operations                                    .129

Less Distributions

 From net interest income                                            (.229)

Net asset value, end of period                                      $ 9.900

TOTAL RETURN B                                                       1.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 646

Ratio of expenses to average net assets                              1.65% A,
                                                                     D

Ratio of expenses to average net assets after expense reductions     1.62% A,
                                                                     C

Ratio of net interest income to average net assets                   3.38% A

Portfolio turnover rate                                              21% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T
      FEBRUARY 20, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.000

Income from Investment Operations

 Net interest income                                                 .261

 Net realized and unrealized gain (loss)                             (.080) E

 Total from investment operations                                    .181

Less Distributions

 From net interest income                                            (.261)

Net asset value, end of period                                      $ 9.920

TOTAL RETURN B                                                       1.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 2,244

Ratio of expenses to average net assets                              1.00% A,
                                                                     D

Ratio of expenses to average net assets after expense reductions     .87% A,
                                                                     C

Ratio of net interest income to average net assets                   3.92% A

Portfolio turnover rate                                              21% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      FEBRUARY 20, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.000

Income from Investment Operations

 Net interest income                                                 .307

 Net realized and unrealized gain (loss)                             (.090) E

 Total from investment operations                                    .217

Less Distributions

 From net interest income                                            (.307)

Net asset value, end of period                                      $ 9.910

TOTAL RETURN B                                                       2.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 1,841

Ratio of expenses to average net assets                              .75% A,
                                                                     D

Ratio of expenses to average net assets after expense reductions     .72% A,
                                                                     C

Ratio of net interest income to average net assets                   4.51% A

Portfolio turnover rate                                              21% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor California Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES - CONTINUED
under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for gains/losses on certain securities, futures and options transactions and market discount.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,821,852 and $452,400, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,232,938 and $1,118,490, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $24, $2,581, and $2,066 under the Class A, Class B and Class T Plans, of which $24 , $717, and $2,066 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received sales charges of $27 and $31,149 on sales of Class A and Class T shares of the fund, of which $23 and $30,614 were paid to securities dealers, banks, and other financial institutions. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to annualized rates of .58%, .24%, .22%, and .13% of the average net assets of Class A, Class B, Class T and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of .90%, 1.65%, 1.00% and .75% of average net assets for Class A, Class B, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $8,446, $22,335, $36,466 and $52,765 for Class A, Class B, Class T, and Institutional Class, respectively.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,453 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 42.3% of the total outstanding shares. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 12.9%.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                                          SHARES          DOLLARS

                                                          PERIOD ENDED    PERIOD ENDED
                                                          OCTOBER 31,     OCTOBER 31,

                                                          1996            1996



CLASS A A                                                  10,225         $ 99,695
Shares sold

Reinvestment of distributions from net interest income     68              677

Shares redeemed                                            -               -

Net increase (decrease)                                    10,293         $ 100,372

CLASS B B                                                  64,662         $ 629,107
Shares sold

Reinvestment of distributions from net interest income     573             5,592

Shares redeemed                                            -               -

Net increase (decrease)                                    65,235         $ 634,699

CLASS T B                                                  248,275        $ 2,423,465
Shares sold

Reinvestment of distributions from net interest income     2,001           19,573

Shares redeemed                                            (24,109)        (235,454)

Net increase (decrease)                                    226,167        $ 2,207,584

INSTITUTIONAL CLASS B                                      180,001        $ 1,800,010
Shares sold

Reinvestment of distributions from net interest income     5,760           56,011

Shares redeemed                                            -               -

Net increase (decrease)                                    185,761        $ 1,856,021


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
OCTOBER 31, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Advisor Series V and the Shareholders of Advisor California Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor California Municipal Income Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statements of operations and changes in net assets for the period February 20, 1996 (commencement of operations) to October 31, 1996 and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor California Municipal Income Fund as of October 31, 1996, the results of its operations, and the changes in its net assets for the period February 20, 1996 (commencement of operations) to October 31, 1996 and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 9, 1996




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

CALIFORNIA MUNICIPAL INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the last six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    22   Notes to the financial statements.

REPORT OF INDEPENDENT    27   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR CALIFORNIA MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain Institutional Class expenses during the period shown, the total return and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIOD ENDED OCTOBER 31, 1996                                           LIFE OF
                                                                        FUND

Advisor California Municipal Income - Institutional Class               2.27%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, since the fund started on February 20, 1996. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. Once the fund is a year old, you can compare Institutional Class' returns to the performance of the Lehman Brothers California Municipal Bond Index, a total return performance benchmark for California investment-grade municipal bonds with maturities of at least one year. You may also want to look at the performance of the California municipal debt funds average as tracked by Lipper Analytical Services, Inc. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
AVERAGE ANNUAL RETURNS take Institutional Class shares' actual (or cumulative) return and show you what would have happened if Institutional Class had performed at a constant rate each year. Since the class is less than a year old, we will report these numbers in the next report.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA Cal Muni Class I         LB Municipal Bond
             00649                       LB015
  1996/02/29      10000.00                    10000.00
  1996/03/31       9837.64                     9872.20
  1996/04/30       9788.27                     9844.26
  1996/05/31       9788.23                     9840.32
  1996/06/30       9915.06                     9947.49
  1996/07/31      10003.95                    10038.01
  1996/08/31      10021.32                    10035.60
  1996/09/30      10160.66                    10176.10
  1996/10/31      10302.56                    10291.19
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123


$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor California Municipal Income Fund - Institutional Class on February 29, 1996, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $10,303 - a 3.03% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,291 - a 2.91% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
PERIOD ENDED OCTOBER 31, 1996

                                                        LIFE OF
                                                        FUND

Dividend return                                         3.17%

Capital appreciation return                             -0.90%

Total return                                            2.27%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any.
DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1996   PAST          PAST 6         LIFE OF
                                 MONTH         MONTHS         CLASS

Dividends per share              3.70(cents)   21.99(cents)   30.68(cents)

Annualized dividend rate         4.43%         4.49%          4.54%

DIVIDENDS per share show the income paid by the class for a set period. The annualized dividend rate is based on an average net asset value of $9.85 over the past month, $9.72 over the past six months and $9.72 over the life of the class. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Institutional Class has a longer, more stable, operating history.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year
that ended October 31, 1996.
For the past 12 months, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - had a
total return of 5.70%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
5.85%. Munis outperformed their
counterparts in the taxable
bond market for the first 10
months of the period. Factors
that helped munis included a lack
of supply of new issues, strong
demand for municipal bonds from
both insurance companies and
individual investors, and the
diminishing likelihood of
significant tax reform in the near
future. Like most domestic bonds,
munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the point
that munis entered the last two
months of the period trading at
expensive levels relative to their
taxable counterparts. At that point
and through the end of the period,
the performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits.
An interview with Jonathan Short, Portfolio Manager of Fidelity Advisor California Municipal Income Fund
Q. HOW DID THE FUND PERFORM, JON?
A. The fund commenced on February 20, 1996. Fidelity generally looks at performance over six- and 12-month increments. For purposes of this report, we'll look at the fund's performance since inception, and its benchmark and competitive group will reflect performance from February 29, 1996 through October 31, 1996. For the period that ended October 31, 1996, the fund's Institutional Class shares had a return of 2.27%. This compares to the 2.91% return of the Lehman Brothers California Municipal Bond Index and the 2.63% return of the California municipal debt funds average, as tracked by Lipper Analytical Services.
Q. WHAT SPECIFIC FACTORS INFLUENCED THE FUND'S PERFORMANCE DURING THE
PERIOD?
A. On a positive note, the fund's weighting in California state general obligation issues helped as the credit quality of these securities improved during the period and the state's credit rating was upgraded. That's one area that worked well. Another strategy that helped was being underweighted, relative to the index, in electric utility bonds. During the period, several California utility bonds were downgraded. I had avoided purchasing many of these issues based on our credit research, so this move proved beneficial. In terms of disappointments, there were some investments I could have made that might have boosted the fund's return. In a market environment like we've seen - where bond prices slid and yields rose - housing bonds tended to perform very well. While the portfolio did have positions in some housing bonds, a higher weighting would most likely have been beneficial. Performance also suffered a bit due to the flattening of the yield curve during the period. I was underweighted in longer-term bonds, which tended to outperform shorter-term securities on a risk-adjustable basis.
Q. HOW WOULD YOU CHARACTERIZE THE INVESTMENT CLIMATE IN WHICH YOU WERE
OPERATING?
A. Right after the fund commenced in late February, a series of employment reports was released that led investors to believe that the national economy was stronger than many had thought. This news ignited fears of inflation and, as result, the bond market tailed off. The yield ratios between municipal bonds and Treasuries - which are a standard gauge of the attractiveness of the municipal market - vacillated quite a bit during the period, and municipals fell in and out of favor with investors. We also saw yield spreads tighten between higher-rated bonds and lower-quality issues. The market improved toward the end of the period, but not back to its original level. As far as California goes, the state's economy continued to shine as it grew at a rate faster than that of the nation.
Q. WHAT WAS YOUR STRATEGY WITH RESPECT TO QUALITY SPREADS?
A. During the period, a lack of lower-quality issuance helped BBB-rated, or lower-quality securities, perform well. The lower-quality issues I had purchased at the beginning of the period contributed positively to the fund's performance.
Q. BOND INSURANCE HAS BECOME QUITE POPULAR AMONG ISSUERS. HOW DOES THIS PLAY INTO YOUR DECISION MAKING?
A. It definitely poses a challenge. If an issuer does not have an AAA rating, it can come to market with that rating simply by purchasing insurance. There has been an increase in the number of securities coming to market with insurance, and this has limited the supply of uninsured obligations. This trend has affected credit spreads as the lower supply of uninsured issues has made them harder to find and has increased their value relative to insured paper. I'd like to see fewer bonds carry insurance because this would allow our municipal research team to uncover opportunities.
Q. WHAT'S IN STORE FOR THE NEXT SIX MONTHS?
A. I'm optimistic about California's economy and think it will continue to outpace that of the nation. Since I don't make moves based on short-term market swings, I'll look to boost performance by looking at other areas, particularly quality selection and security structure, while analyzing each security's risk/reward profile. As to the direction of interest rates and the overall economy, it's anyone's guess.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.
FUND FACTS
GOAL: a high level of current
income free from federal
income tax and California
state personal income tax by
investing primarily in municipal
securities
START DATE: February 20, 1996
SIZE: as of October 31, 1996,
more than $4 million
MANAGER: Jonathan Short,
since February 1996; manager,
Fidelity California Municipal
Income Fund, Fidelity California
Insured Municipal Income
Fund, Fidelity Minnesota
Municipal Income Fund, Spartan
California Municipal Income
Fund, and Spartan California
Intermediate Municipal
Income Fund, since 1995;
joined Fidelity in 1990
(checkmark)
JON SHORT ON CALIFORNIA'S
ECONOMIC REVIVAL:
"The state has continued to
bounce back from its
well-documented economic
woes. Revenues have come in
ahead of budget projections,
Standard & Poor's has
upgraded the state's credit
quality from A to A+ and
we've seen gains in the trade,
entertainment and high
technology industries. Job
growth initially looked to be
splintered across pockets of
the state, but it has become
more widespread. One
sector that hasn't rebounded
well is housing, as housing
starts and existing home
sales have not shown much
improvement. That's really
the last piece of the puzzle.
Another positive for the state
came in June, when Orange
County emerged from
bankruptcy by issuing a
substantial amount of
insured bonds and came out
with a substantial issuance of
new bonds. The county paid a
premium for bond insurance,
but the bond offering was
mostly successful."


INVESTMENT CHANGES


TOP FIVE SECTORS AS OF OCTOBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMETS    INVESTMENTS
                                    IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   23.8          21.1

Water And Sewer      19.3          17.4

Special Tax          10.8          13.6

Electric Revenue     10.5          24.9

Lease Revenue        9.8           1.0

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996
               6 MONTHS AGO

Years   14.4   12.6

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996
              6 MONTHS AGO

Years   7.8   7.9

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
Aaa 47.0%
Aa, A 36.5%
Baa 10.1.%
Ba, B 0.0%
Non-rated 0.0%
Short-term investments 6.4%
Aaa 43.4%
Aa, A 32.7%
Baa 12.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term investments 11.8%
Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 36.5
Row: 1, Col: 3, Value: 10.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 6.4
Row: 1, Col: 1, Value: 43.4
Row: 1, Col: 2, Value: 32.7
Row: 1, Col: 3, Value: 12.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 11.8
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY ADVISOR CALIFORNIA MUNICIPAL INCOME FUND

INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 93.6%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CALIFORNIA - 93.6%
Cabrillo Unified School Dist. (Cap. Appreciation)
Series A, 0% 8/1/10 (AMBAC Insured)  Aaa $ 200,000 $ 92,500
California Dept. Wtr. Res. Central Valley Proj.
Rev. 5% 12/1/22  Aa  200,000  180,250
California Edl. Facs. Auth. Rev. (Santa Clara Univ.)
5% 9/1/15 (MBIA Insured)  Aaa  100,000  92,523
California Gen. Oblig.:
Rfdg. 5.60% 9/1/21  A1  100,000  98,875
  7% 3/1/06  A1  90,000  103,275
  6% 10/1/08  A1  100,000  108,000
  6.50% 9/1/10  A1  150,000  168,375
  5.75% 11/1/12  A1  130,000  134,875
California Hsg. Fin. Agcy. Rev. (Home Mtg.)
Series E, 6.375% 8/1/27 (b)  Aa  200,000  202,750
California Poll. Cont. Fing. Auth. Poll. Cont.
Rev. Rfdg. (San Diego Gas & Elec.) Series A,
 5.90% 6/1/14 (b)  A2  100,000  104,000
California Pub. Works Board Lease Rev.:
(Var. Cmnty. College Projs.) Series C,
 6% 3/1/05 (AMBAC Insured)  Aaa  80,000  85,700
 (Var. Univ. of California Projs.)
 Series B, 5% 6/1/05  A1  230,000  230,000
California Statewide Commtys. Dev. Auth. Rev.
Ctfs. of Prtn. (Children's Hosp.) 6% 6/1/13
(MBIA Insured)  Aaa  100,000  104,875
Central Valley Fing. Auth. Cogeneration Proj. Rev.
(Carson Ice Gen. Proj.) 5.70% 7/1/03  BBB-  100,000  102,375
Contra Costa Schools Fing. Auth. Rev. Vista
Unified School Dist. School Sites Series A,
0% 9/1/17 (AMBAC Insured)
(Pre-Refunded to 9/1/02 - 36.34) (d)  Aaa  400,000  111,000
Duarte Ctfs. of Prtn. (City of Hope Nat'l.
Medical Ctr.) 6.25% 4/1/23  Baa1  100,000  99,875
East Bay Muni. Util. Dist. Wastewater Treatment
Sys. Rev.:
  6% 6/1/01 (FGIC Insured)  Aaa  75,000  79,688
   6% 6/1/06 (FGIC Insured)  Aaa  100,000  108,000
  6.50% 6/1/24 (AMBAC Insured)
  (Pre-Refunded to 6/1/04 @ 102) (d)  Aaa  75,000  84,844
Foothill/Eastern Trans. Corridor Agcy. Toll Rd. Rev.
(Sr. Lien) Series A, 6% 1/1/34  Baa  100,000  97,750
Fresno Swr. Rev. Series A-1, 5% 9/1/08
(AMBAC Insured)  Aaa  100,000  97,875
Los Angeles County Ctfs. of Prtn. (Cap. Appreciation)
(Disney Parking Proj.) 0% 9/1/16  Baa1  100,000  27,250
Los Angeles County Convention & Exhibition Ctr.
Auth. Rev. Rfdg. (Lease Rev.) Series A,
6% 8/15/10 (MBIA Insured)  Aaa  100,000  106,875
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles County Trans. Commission Sales
Tax Rev. Rfdg. Series B, 6.50% 7/1/10 (e)  A1 $ 150,000 $ 166,875
Los Angeles Hbr. Dept. Rev. 7.60% 10/1/18  Aa  100,000  121,000
Los Angeles Wastewater Sys. Rev. Rfdg. Series A,
5% 2/1/11 (FGIC Insured)  Aaa  100,000  95,125
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev.: Rfdg. Series B,
 4.75% 7/1/09 (MBIA Insured)  Aaa  100,000  94,625
  4.75% 7/1/21 (MBIA Insured)  Aaa  100,000  87,000
Northern California Pwr. Agcy. Pub. Pwr. Rev.
Rfdg. (Geothermal Proj.) Series A,
 5.85% 7/1/10 (AMBAC Insured)  Aaa  100,000  105,375
Redding Joint Pwrs. Fing. Auth. Elec. Sys. Rev.
Series A, 5.50% 6/1/05 (MBIA Insured)  Aaa  100,000  104,125
Sacramento Fing. Auth. Lease Rev. Rfdg. Series A,
5.40% 11/1/20 (AMBAC Insured)  Aaa  75,000  73,125
San Bernadino County Ctfs. of Prtn.
(Med. Ctr. Fing. Proj.): Rfdg. 5.25% 8/1/04  Baa1  150,000  149,438
 Series A, 5.50% 8/1/15 (MBIA Insured)  Aaa  100,000  97,750
San Diego County Reg'l. Trans. Commission
Sales Tax Rev. Second Series A,
 5.25% 4/1/02 (AMBAC Insured)  Aaa  150,000  154,500
San Francisco Bay Area Rapid Transit Dist. Sales
Tax Rev. 5.50% 7/1/20 (FGIC Insured)  Aaa  100,000  98,125
San Francisco City & County Swr. Rev. Rfdg.
5.50% 10/1/01 (AMBAC Insured)  Aaa  75,000  78,094
San Joaquin County Ctfs. of Prtn.
(General Hosp. Proj.) 5.80% 9/1/02  A  100,000  102,625
San Jose Redev. Agcy. Tax Alloc. Merged Area
Redev. Proj., 5% 8/1/20 (MBIA Insured)  Aaa  100,000  91,000
Santa Rosa Waste Wtr. Rev. Rfdg. & Sub Reg'l
Waste Wtr. Proj. Series A, 4.75% 9/1/16
(FGIC Insured)  Aaa  100,000  89,375
Turlock Irrigation Dist. Rev. Rfdg. Series A,
6% 1/1/07 (MBIA Insured)  Aaa  75,000  80,342
TOTAL MUNICIPAL BONDS
(Cost $4,371,455)   4,410,029
MUNICIPAL NOTES (A) - 6.4.%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (C) AMOUNT (NOTE 1)
CALIFORNIA - 6.4%
California Poll. Cont. Fing. Auth. Resources Recovery
Rev. (Malaga Proj.) VRDN (b):
  Series A, 3.65%, LOC Bank
  of America Nat'l. Trust & Savings,  P-1 $ 100,000 $ 100,000
  Series B, 3.65%, LOC Bank America Nat'l.
  Trust & Savings Association  P-1  100,000  100,000
California Poll. Cont. Fing. Auth. Resources
Recovery Rev. (Ultra Pwr. Rocklin Proj.)
Series 1988 A, 3.65%, LOC Security Pacific
Nat'l. Bank, VRDN (b)  P-1  100,000  100,000
TOTAL MUNICIPAL NOTES
(Cost $300,000)   300,000
TOTAL INVESTMENTS - 100%
(Cost $4,671,455)  $ 4,710,029
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
1 Municipal Bond Contract   December 1996 $ 115,875  $ (3,415)
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.5%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
3. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
4. Security collateralized by an amount sufficient to pay interest and principal.
5. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $55,625.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 83.5% AAA, AA, A 84.5%
Baa 8.0% BBB  4.8%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The percentage not rated by both S&P and Moody's amounted to 0.0%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  23.8%
Water and Sewer   19.3
Special Tax  10.8
Electric Revenue  10.5
Lease Revenue  9.8
Others (individually less than 5%)   25.8
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $4,671,455. Net unrealized appreciation (depreciation) aggregated $38,574, of which $65,471 related to appreciated investment securities and $26,897 related to depreciated investment securities.
At October 31, 1996, the fund had a capital loss carryforward of approximately $4,356 which will expire on October 31, 2004.
During fiscal year ended 1996, 100% of the fund's income dividends was free from federal income tax, and 5.5% of the fund's income dividends was subject to the federal alternative minimum tax.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS OCTOBER 31, 1996

Investment in securities, at value (cost $4,671,455) -               $ 4,710,029
See accompanying schedule

Cash                                                                  32,803

Receivable for investments sold                                       105,133

Receivable for fund shares sold                                       6,824

Interest receivable                                                   62,565

Prepaid expenses                                                      26,070

Receivable from investment adviser for expense                        22,691
reductions

 TOTAL ASSETS                                                         4,966,115

LIABILITIES

Payable for investments purchased                         $ 92,704

Distributions payable                                      2,538

Accrued management fee                                     1,551

Payable for daily variation on futures contracts           625

Other payables and accrued expenses                        35,718

 TOTAL LIABILITIES                                                    133,136

NET ASSETS                                                           $ 4,832,979

Net Assets consist of:

Paid in capital                                                      $ 4,798,760

Accumulated undistributed net realized gain (loss)                    (940)
on investments

Net unrealized appreciation (depreciation) on                         35,159
investments

NET ASSETS                                                           $ 4,832,979

CALCULATION OF MAXIMUM OFFERING PRICE                                 $9.93
CLASS A:
NET ASSET VALUE, offering price and redemption price
 per share ($102,248 (divided by) 10,293 shares)

Maximum offering price per share (100/95.75 of $9.93)                 $10.37

CLASS B:                                                              $9.90
NET ASSET VALUE offering price and redemption price
  per share ($645,873 (divided by) 65,235 shares) A

CLASS T:                                                              $9.92
NET ASSET VALUE, offering price and redemption price
 per share ($2,244,013 (divided by) 226,167 shares)

Maximum offering price per share (100/96.50 of $9.92)                 $10.28

INSTITUTIONAL CLASS:                                                  $9.91
NET ASSET VALUE, offering price and redemption price
 per share ($1,840,845 (divided by) 185,761 shares)


B REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 FEBRUARY 20, 1996 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1996

INTEREST INCOME                                                                     $ 119,434

EXPENSES

Management fee                                                         $ 9,314

Transfer agent fees                                                     92
Class A

 Class B                                                                703

 Class T                                                                1,844

 Institutional Class                                                    1,598

Distribution fees                                                       24
Class A

 Class B                                                                2,581

 Class T                                                                2,066

Accounting fees and expenses                                            42,183

Non-interested trustees' compensation                                   2

Custodian fees and expenses                                             870

Registration fees                                                       8,151
Class A

 Class B                                                                14,341

 Class T                                                                15,523

 Institutional Class                                                    15,529

Audit                                                                   27,464

Legal                                                                   7

Miscellaneous                                                           140

 Total expenses before reductions                                       142,432

 Expense reductions                                                     (121,465)    20,967

NET INTEREST INCOME                                                                  98,467

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                                  4,357

 Futures contracts                                                      (5,213)      (856)

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                                  38,574

 Futures contracts                                                      (3,415)      35,159

NET GAIN (LOSS)                                                                      34,303

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                     $ 132,770
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                                    FEBRUARY 20,
                                                                    1996
                                                                    (COMMENCEMENT
                                                                    OF OPERATIONS) TO
                                                                    OCTOBER 31,
                                                                    1996

INCREASE (DECREASE) IN NET ASSETS

Operations                                                          $ 98,467
Net interest income

 Net realized gain (loss)                                            (856)

 Change in net unrealized appreciation (depreciation)                35,159

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     132,770

Distributions to shareholders                                        (635)
From net interest income
 Class A

  Class B                                                            (9,737)

  Class T                                                            (32,566)

  Institutional Class                                                (55,529)

 TOTAL DISTRIBUTIONS                                                 (98,467)

Share transactions - net increase (decrease)                         4,798,676

  TOTAL INCREASE (DECREASE) IN NET ASSETS                            4,832,979

NET ASSETS

 Beginning of period                                                 -

 End of period                                                      $ 4,832,979


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3,
      1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

                                            1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period        $ 9.75

Income from Investment Operations

 Net interest income                         .066

 Net realized and unrealized gain (loss)     .180

 Total from investment operations            .246

Less Distributions

 From net interest income                              (.066)

Net asset value, end of period                        $ 9.93

TOTAL RETURN B                                         2.53%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 102

Ratio of expenses to average net assets                .90% 1.
                                                      , C

Ratio of net interest income to average net assets     3.98% 1.

Portfolio turnover rate                                21% 1.

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      FEBRUARY 20, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.000

Income from Investment Operations

 Net interest income                                                 .229

 Net realized and unrealized gain (loss)                             (.100) E

 Total from investment operations                                    .129

Less Distributions

 From net interest income                                            (.229)

Net asset value, end of period                                      $ 9.900

TOTAL RETURN B                                                       1.35%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 646

Ratio of expenses to average net assets                              1.65% A,
                                                                     D

Ratio of expenses to average net assets after expense reductions     1.62% A,
                                                                     C

Ratio of net interest income to average net assets                   3.38% A

Portfolio turnover rate                                              21% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND
FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - CLASS T
      FEBRUARY 20, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.000

Income from Investment Operations

 Net interest income                                                 .261

 Net realized and unrealized gain (loss)                             (.080) E

 Total from investment operations                                    .181

Less Distributions

 From net interest income                                            (.261)

Net asset value, end of period                                      $ 9.920

TOTAL RETURN B                                                       1.99%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 2,244

Ratio of expenses to average net assets                              1.00% A,
                                                                     D

Ratio of expenses to average net assets after expense reductions     .87% A,
                                                                     C

Ratio of net interest income to average net assets                   3.92% A

Portfolio turnover rate                                              21% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      FEBRUARY 20, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                                $ 10.000

Income from Investment Operations

 Net interest income                                                 .307

 Net realized and unrealized gain (loss)                             (.090) E

 Total from investment operations                                    .217

Less Distributions

 From net interest income                                            (.307)

Net asset value, end of period                                      $ 9.910

TOTAL RETURN B                                                       2.27%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 1,841

Ratio of expenses to average net assets                              .75% A,
                                                                     D

Ratio of expenses to average net assets after expense reductions     .72% A,
                                                                     C

Ratio of net interest income to average net assets                   4.51% A

Portfolio turnover rate                                              21% A

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF CLASS SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor California Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
PREPAID EXPENSES - CONTINUED
under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for gains/losses on certain securities, futures and options transactions and market discount.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,821,852 and $452,400, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,232,938 and $1,118,490, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annualized rate of .39% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%,
 .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $24, $2,581, and $2,066 under the Class A, Class B and Class T Plans, of which $24 , $717, and $2,066 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. For the period, FDC received sales charges of $27 and $31,149 on sales of Class A and Class T shares of the fund, of which $23 and $30,614 were paid to securities dealers, banks, and other financial institutions. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to annualized rates of .58%, .24%, .22%, and .13% of the average net assets of Class A, Class B, Class T and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of .90%, 1.65%, 1.00% and .75% of average net assets for Class A, Class B, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $8,446, $22,335, $36,466 and $52,765 for Class A, Class B, Class T, and Institutional Class, respectively.
In addition, the fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,453 under the custodian arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR was record owner of approximately 42.3% of the total outstanding shares. In addition, one unaffiliated shareholder was record owner of more than 10% of the total outstanding shares of the fund, totaling 12.9%.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                                          SHARES          DOLLARS

                                                          PERIOD ENDED    PERIOD ENDED
                                                          OCTOBER 31,     OCTOBER 31,

                                                          1996            1996



CLASS A A                                                  10,225         $ 99,695
Shares sold

Reinvestment of distributions from net interest income     68              677

Shares redeemed                                            -               -

Net increase (decrease)                                    10,293         $ 100,372

CLASS B B                                                  64,662         $ 629,107
Shares sold

Reinvestment of distributions from net interest income     573             5,592

Shares redeemed                                            -               -

Net increase (decrease)                                    65,235         $ 634,699

CLASS T B                                                  248,275        $ 2,423,465
Shares sold

Reinvestment of distributions from net interest income     2,001           19,573

Shares redeemed                                            (24,109)        (235,454)

Net increase (decrease)                                    226,167        $ 2,207,584

INSTITUTIONAL CLASS B                                      180,001        $ 1,800,010
Shares sold

Reinvestment of distributions from net interest income     5,760           56,011

Shares redeemed                                            -               -

Net increase (decrease)                                    185,761        $ 1,856,021


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD FEBRUARY 20, 1996 (COMMENCEMENT OF SALE OF SHARES) TO
OCTOBER 31, 1996.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Advisor Series V and the Shareholders of Advisor California Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor California Municipal Income Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statements of operations and changes in net assets for the period February 20, 1996 (commencement of operations) to October 31, 1996 and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor California Municipal Income Fund as of October 31, 1996, the results of its operations, and the changes in its net assets for the period February 20, 1996 (commencement of operations) to October 31, 1996 and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles. COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 9, 1996




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NEW YORK MUNICIPAL INCOME
FUND - INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                7    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       10   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              11   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     15   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    22   Notes to the financial statements.

REPORT OF INDEPENDENT    27   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            28


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR NEW YORK MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at income to measure performance. If Fidelity had not reimbursed certain Institutional Class expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                PAST 1   LIFE OF
                                              YEAR     FUND

Advisor New York Municipal Income -           5.28%    10.51%
 Institutional Class

Lehman Brothers New York 4 Plus Year          6.02%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average         4.89%    n/a

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of 99 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                PAST 1   LIFE OF
                                              YEAR     FUND

Advisor New York Municipal Income -           5.28%    8.68%
 Institutional Class

Lehman Brothers New York 4 Plus Year          6.02%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average         4.89%    n/a

AVERAGE ANNUAL RETURNS take Institutional Class shares' actual (or cumulative) return and show you what would have happened if Institutional Class had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA NY Muni CL I             LB Municipal Bond Index
             00661                       LB015
  1995/08/31      10000.00                    10000.00
  1995/09/30      10039.75                    10063.30
  1995/10/31      10216.57                    10209.62
  1995/11/30      10410.16                    10379.00
  1995/12/31      10519.29                    10478.74
  1996/01/31      10608.73                    10557.85
  1996/02/29      10517.31                    10486.59
  1996/03/31      10356.76                    10352.57
  1996/04/30      10312.58                    10323.27
  1996/05/31      10301.19                    10319.14
  1996/06/30      10431.54                    10431.52
  1996/07/31      10523.15                    10526.45
  1996/08/31      10492.40                    10523.92
  1996/09/30      10653.75                    10671.25
  1996/10/31      10756.24                    10791.95
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Advisor New York Municipal Income Fund - Institutional Class on August 31, 1995, shortly after the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $10,756 - a 7.56% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $10,792 - a 7.92% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                    YEAR ENDED    AUGUST 21, 1995
                                    OCTOBER 31,   (COMMENCEMENT
                                    1996          OF OPERATIONS) TO
                                                  OCTOBER 31,
                                                  1995

Dividend return                     4.61%         0.96%

Capital appreciation return         0.67%         4.00%

Total return                        5.28%         4.96%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELDS

PERIODS ENDED OCTOBER 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.01(cents)   23.66(cents)   46.75(cents)

Annualized dividend rate                 4.52%         4.55%          4.49%

30-day annualized yield                  4.63%         -              -

30-day annualized tax-equivalent yield   8.18%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.44 over the past month, $10.32 over the past six months, and $10.41 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 43.41% combined effective 1996 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain Institutional Class expenses during the period shown, the yield and the tax-equivalent yield would have been 1.38% and 2.44%, respectively.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year
that ended October 31, 1996.
For the past 12 months, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - had a
total return of 5.70%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
5.85%. Munis outperformed their
counterparts in the taxable
bond market for the first 10
months of the period. Factors
that helped munis included a lack
of supply of new issues, strong
demand for municipal bonds from
both insurance companies and
individual investors, and the
diminishing likelihood of
significant tax reform in the near
future. Like most domestic bonds,
munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the point
that munis entered the last two
months of the period trading at
expensive levels relative to their
taxable counterparts. At that point
and through the end of the period,
the performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits.
An interview with Norman Lind, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12 months ending October 31, 1996, the fund's Institutional Class shares provided a return of 5.28%. To measure how the fund stacked up against its competition, the New York municipal debt funds average, as monitored by Lipper Analytical Services, had a return of 4.89% over the same period. The Lehman Brothers New York 4 Plus Year Municipal Bond Index
- the fund's benchmark - had a return of 6.02% for the 12 months that ended October 31.
Q. CAN YOU DESCRIBE HOW THE BOND MARKET'S BEHAVIOR OVER THE PAST YEAR AFFECTED THE FUND'S PERFORMANCE?
A. The bond market had a somewhat schizophrenic nature during the period. At the end of 1995, municipals were inexpensive relative to Treasuries, influenced heavily by the whole tax reform movement and, specifically, by the potential for a flat tax to become reality. There were a couple of proposals being floated that would have affected the tax-exempt status of municipals, and this raised caution flags among investors. As a result, the municipal market lost some of its luster. Things continued to look bleak in early 1996 as yields rose and employment reports indicated a very robust economy.
Q. WHEN DID THE SITUATION START TO IMPROVE?
A. Municipals staged a mini-rally in the late spring/early summer of 1996. This turnaround was attributed to a number of factors, including diminished tax reform discussion, a favorable political scenario and some positive government reports, most notably the Kemp Commission findings that contained no direct recommendations on the municipal market. These developments allowed the municipal market to breathe a sigh of relief. As the period came to a close, Treasuries were outperforming municipals, but I think this was a natural correction. Yield spreads had been looking a bit rich, and I believe this swing helped even them out some.
Q. HOW ABOUT NEW YORK? DID THE UNCERTAINTY OF THE OVERALL MUNICIPAL MARKET SPREAD TO THE STATE AS WELL?
A. Most of the uncertainty within the state surrounded the legislature's continued inability to display a sense of urgency in adopting a budget. New York is perennially late with its budget, but it set new records for tardiness in the first half of the period. Governor Pataki's proposals - specifically those concerning Medicaid and welfare reform - were contingent upon the approval of the federal budget, which was also delayed. We witnessed the same types of problems within New York City, where a good amount of budget wrangling occurred. Budget difficulties, however, can sometimes help bond performance because they restrict new bond issuance. So, despite these fiscal obstacles, both state and New York City obligations performed quite well.
Q. IN TERMS OF PORTFOLIO STRUCTURE, WHICH STRATEGIES WORKED OUT WELL? WHICH PROVED DISAPPOINTING?
A. In the early part of the period, I built up the fund's exposure to state-appropriated bonds. My thinking there was that the budget would inevitably be pushed back, and we'd see less supply due to a lack of new issuance. This move turned out to be beneficial to the fund's performance. On the other hand, I kept the fund's exposure to New York City bonds at a minimum due to concerns I had over the city's financial condition. As the market improved in the summertime and yields dropped, New York City issues performed quite well. Due to my low exposure, however, I wasn't able to capitalize on that situation.
Q. WHAT'S IN STORE FOR THE STATE AND THE MUNICIPAL MARKET OVER THE COMING
MONTHS?
A. I think the muni market's in pretty good shape. Municipals should remain stable and stay in line more or less with the general bond market. In New York, it's quite possible that we'll see an instant replay of what we've just seen. A wide range of issues needs to be worked out before I decide which types of bonds I'd like to add to the portfolio. We could be in for some interesting plot twists within the state.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income free from federal
income tax and New York state
and city personal income tax
by investing primarily in
municipal securities
START DATE: August 21, 1995
SIZE: as of October 31, 1996,
more than $7 million
MANAGER: Norman Lind,
since 1995; manager, Fidelity
New York Municipal Income
Fund and Spartan New York
Municipal Income Fund, since
1993; Fidelity New York
Insured Municipal Income
Fund, since 1994; Spartan
Short-Intermediate Municipal
Income Fund, Spartan New
York Intermediate Municipal
Income Fund, Spartan
Intermediate Municipal Income
Fund and Fidelity Advisor
Short-Intermediate Municipal
Income Fund, since 1995;
joined Fidelity in 1986
(checkmark)
NORM LIND ON SOME
WELCOME CHANGES IN NEW
YORK:
"New York is both an
interesting and challenging
state in which to invest.
Historically, the state has
been regarded as being very
generous in terms of welfare
and public care funding. This
past year, however, saw
diminished financial
assistance in those areas.
Expenses were lower and, for
the second year in a row,
budget costs were down,
which is quite astounding. I
think lawmakers are finally
realizing that maybe
government can't do
everything, so they're cutting
back on certain programs. As
a manager, that's a trend that
I'd like to see continue. New
York City has done a
wonderful job of publicizing
itself as a kinder, gentler place
to visit and conduct business.
We've seen signs that the
economy is improving -
most notably growth in the
advertising, high tech and
movie industries. Tourism is
also booming - whenever I
want to go to New York to talk
to issuers, I need to book a
hotel room weeks in advance.
A huge part of this renewed
attractiveness is the fact
that the crime rate has
declined. New York City can
still be somewhat intimidating,
but it is perceived as being
safer than it was five years
ago. The city's efforts in trying
to improve the climate have
not gone unnoticed."


INVESTMENT CHANGES


TOP FIVE SECTORS AS OF OCTOBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                    IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   48.2          44.7

Water & Sewer        14.7          14.6

Transportation       11.1          9.0

Special Tax          11.1          12.1

Electric Revenue     5.4           12.2

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996


Years   13.3   13.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996


Years   8.0   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
Aaa 40.0%
Aa, A 32.4%
Baa 23.5%
Ba, B 0.0%
Non-rated 0.0%
Short-term investments 4.1%
Aaa 42.4%
Aa, A 29.4%
Baa 19.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term investments 9.1%
Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 32.4
Row: 1, Col: 3, Value: 23.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.1
Row: 1, Col: 1, Value: 42.4
Row: 1, Col: 2, Value: 29.4
Row: 1, Col: 3, Value: 19.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 9.1
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 95.9%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NEW YORK - 94.6%
Albany County Gen. Oblig.
5.75% 6/1/09 (FGIC Insured) (c)  Aaa $ 200,000 $ 205,000
Brookhaven Gen. Oblig.
5.375% 10/1/05 (FGIC Insured)  Aaa  205,000  209,612
Broome County Gen. Oblig.
7.40% 4/15/01 (FGIC Insured)  Aaa  200,000  221,500
Erie County Gen. Oblig. Series B,
5.60% 6/15/10 (FGIC Insured)  Aaa  100,000  101,125
Metropolitan Trans. Auth. Svc. Contract
(Commuter Facs.) Series O, 5.75% 7/1/13  Baa1  400,000  397,000
Monroe County Gen. Oblig. 6.50% 6/1/04  Aa  100,000  110,375
Monroe County Pub. Impt.
5.25% 6/1/08 (FGIC Insured)  Aaa  100,000  100,000
Nassau County Combined Swr. Dist. Rfdg.
Series F, 5.10% 7/1/05 (MBIA Insured)  Aaa  230,000  231,725
New York City Muni. Assistance Corp.
6% 7/1/05  Aa  300,000  324,750
New York City Muni. Wtr. Fin. Auth. Wtr. &
Swr. Sys. Rev Series A:
  5.50% 6/15/20 A  200,000  191,500
  6% 6/15/25 A  275,000  278,438
New York Gen. Oblig.:
 Series A-1, 6.50% 8/1/16 Baa1  200,000  203,750
 Series B, 6.20% 8/15/06 Baa1  90,000  91,685
 Series C, 6.40% 8/1/03 Baa1  150,000  157,687
 Series D, 6% 2/15/16 Baa1  275,000  267,438
New York State Dorm. Auth. Lease Rev.
(State Univ.) 6% 7/1/03 (AMBAC Insured)  Aaa  150,000  161,250
New York State Dorm. Auth. Rev.:
 Rfdg. (State Univ. Edl. Facs.) Series A:
  6.50% 5/15/05  Baa1  200,000  213,750
  6.50% 5/15/06  Baa1  100,000  106,750
 (City Univ. Sys. Consolidated) Series C,
 6% 7/1/03 (AMBAC Insured)  Aaa  200,000  215,500
 (FIT Student Hsg. Corp.) 5.75% 7/1/05
 (AMBAC Insured)  Aaa  125,000  131,406
 (Strong Memorial Hospital) 5.10% 7/1/04  A1  100,000  101,250
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1  100,000  101,750
New York State Envir. Facs. Corp. Poll. Cont. Rev.:
(New York State Wtr. Revolving Fund/Pooled
  Loan) Series B, 5.90% 11/15/14  Aaa  150,000  153,750
 6.40% 11/15/06  Aaa  100,000  111,250
New York State Local Gov't. Assistance Corp.:
 Series A, 6% 4/1/24  A  255,000  257,231
 Series B, 6% 4/1/18  A  225,000  227,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Mtg. Agcy. Rev. (Homeowner Mtg.)
Series 49, 5.85% 10/1/17  Aa $ 100,000 $ 100,000
New York State Pwr. Auth. Rev. Rfdg. & Gen.
Purpose Series CC, 5.125% 1/1/11  Aa  200,000  194,250
New York State Tollway Auth. Hwy. &
Bridge Trust Fund:
  6% 4/1/03 (AMBAC Insured)  Aaa  210,000  224,963
  6% 4/1/04 (MBIA Insured)  Aaa  100,000  107,500
New York State Urban Dev. Corp. Rev.:
 Rfdg. 5.75% 4/1/11  Baa1  185,000  185,231
 (Correctional Cap. Facs.) Series 6,
 5.375% 1/1/15  Baa1  100,000  92,625
 Series A, 6.25% 4/1/05 (MBIA Insured)  Aaa  150,000  164,250
Shelter Island Unified Free School Dist. #1
6.20% 12/15/08 (AMBAC Insured)  Aaa  160,000  171,000
Suffolk County Gen. Oblig. 5% 10/15/03
(AMBAC Insured)  Aaa  180,000  183,150
Suffolk County Wtr. Auth. 6% 6/1/17
(MBIA Insured)  Aaa  100,000  106,750
Syracuse Gen. Oblig. 7.70% 12/1/99
(MBIA Insured)  Aaa  120,000  130,650
Triborough Bridge & Tunnel Auth. Rev. Rfdg.
(Gen. Purpose) Series Y, 6% 1/1/12  Aa  365,000  386,900
   6,919,991
NEW YORK& NEW JERSEY - 1.3%
New York & New Jersey Port Auth.
Consolidated 85th Series, 5.375% 3/1/28  A1  100,000  96,750
TOTAL MUNICIPAL BONDS
(Cost $6,911,839)   7,016,741
MUNICIPAL NOTES (A) - 4.1%
NEW YORK - 4.1%
New York City Hsg. Dev. Corp. Residential Rev.
(East 17th Street Properties)
Series 93-A, 3.60%, LOC Chase Manhattan
Bank, VRDN  A-1  100,000  100,000
New York State Energy Research & Dev.
Auth. Poll. Cont. Rev. (Niagara Mohawk
Pwr. Corp.) VRDN:
  Series 1985 B, 3.60%
  LOC Toronto Dominion Bank, Canada  P-1  100,000  100,000
MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Energy Research & Dev.
Auth. Poll. Cont. Rev. (Niagara Mohawk
Pwr. Corp.) VRDN: - continued
  Series 1985 C, 3.60%, LOC Canadian
  Imperial Bank of Commerce  P-1 $ 100,000 $ 100,000
TOTAL MUNICIPAL NOTES
(Cost $300,000)   300,000
TOTAL INVESTMENTS - 100%
(Cost $7,211,839)  $ 7,316,741
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
2  Municipal  Bond Contracts   Dec. 1996 $ 231,750 $ 1,263
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.2%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $51,250.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $7,211,839. Net unrealized appreciation aggregated $104,902, of which $132,883 related to appreciated investment securities and $27,981 related to depreciated investment securities.
During fiscal year ended October 31,1996, 100% of the fund's income dividends was free from federal income tax, and 0.09% of the fund's income dividends was subject to the federal alternative minimum tax.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 72.4% AAA, AA, A 71.1%
Baa 23.5% BBB  23.5%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  48.2%
Water & Sewer  14.7
Transportation  11.1
Special Tax  11.1
Electric Revenue  5.4
Education  5.4
Others (individually less than 5%)   4.1
TOTAL  100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

ASSETS

Investment in securities, at value (cost $7,211,839) -                 $ 7,316,741
See accompanying schedule

Cash                                                                    29,073

Receivable for fund shares sold                                         14,476

Interest receivable                                                     110,376

Receivable for daily variation on futures contracts                     1,250

Prepaid expenses                                                        33,390

Receivable from investment adviser for expense                          25,680
reductions

 TOTAL ASSETS                                                           7,530,986

LIABILITIES

Payable for investments purchased                           $ 92,925

Distributions payable                                        7,262

Accrued management fee                                       2,381

Other payables and accrued expenses                          38,479

 TOTAL LIABILITIES                                                      141,047

NET ASSETS                                                             $ 7,389,939

Net Assets consist of:

Paid in capital                                                        $ 7,246,473

Accumulated undistributed net realized gain (loss)                      37,301
on investments

Net unrealized appreciation (depreciation) on                           106,165
investments

NET ASSETS                                                             $ 7,389,939

CLASS A:                                                                $10.49
NET ASSET VALUE, offering price and redemption price per
share ($102,348 (divided by) 9,758 shares)

Maximum offering price per share (100/95.75 of $10.49)                  $10.96

CLASS B:                                                                $10.47
NET ASSET VALUE and offering price per share
($2,444,721 (divided by) 233,465 shares) A

CLASS T:                                                                $10.48
NET ASSET VALUE and redemption price per share
($4,124,565 (divided by) 393,504 shares)

Maximum offering price per share (100/96.50 of $10.48)                  $10.86

INSTITUTIONAL CLASS:                                                    $10.47
NET ASSET VALUE, offering price and redemption price per
share ($718,305 (divided by) 68,606 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME                                                         $ 322,982

EXPENSES

Management fee                                             $ 24,300

Transfer agent fees                                         56
Class A

 Class B                                                    3,198

 Class T                                                    4,809

 Institutional Class                                        1,045

Distribution fees                                           24
Class A

 Class B                                                    17,620

 Class T                                                    8,737

Accounting fees and expenses                                58,926

Non-interested trustees' compensation                       24

Custodian fees and expenses                                 635

Registration fees                                           8,221
Class A

 Class B                                                    16,719

 Class T                                                    16,104

 Institutional Class                                        13,028

Audit                                                       25,183

Legal                                                       41

Miscellaneous                                               105

 Total expenses before reductions                           198,775

 Expense reductions                                         (128,630)    70,145

NET INTEREST INCOME                                                      252,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      41,674

 Futures contracts                                          (2,554)      39,120

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      4,114

 Futures contracts                                          1,263        5,377

NET GAIN (LOSS)                                                          44,497

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 297,334
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED    AUGUST 21, 1995
                                                         OCTOBER 31,   (COMMENCEMENT
                                                         1996          OF OPERATIONS) TO
                                                                       OCTOBER 31,
                                                                       1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 252,837     $ 22,944
Net interest income

 Net realized gain (loss)                                 39,120        -

 Change in net unrealized appreciation (depreciation)     5,377         100,788

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          297,334       123,732
FROM OPERATIONS

Distributions to shareholders                             (707)         -
From net interest income
 Class A

  Class B                                                 (70,019)      (6,231)

  Class T                                                 (150,521)     (10,525)

  Institutional Class                                     (31,590)      (6,188)

 TOTAL DISTRIBUTIONS                                      (252,837)     (22,944)

Share transactions - net increase (decrease)              3,469,707     3,774,947

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,514,204     3,875,735

NET ASSETS

 Beginning of period                                      3,875,735     -

 End of period                                           $ 7,389,939   $ 3,875,735


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.29

Income from Investment Operations

 Net Interest income                                   .072

 Net realized and unrealized gain (loss)               .200

 Total from investment operations                      .272

Less Distributions

 From net interest income                              (.072)

Net asset value, end of period                        $ 10.49

TOTAL RETURN B                                         2.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 102

Ratio of expenses to average net assets                .90% A,
                                                      C

Ratio of net interest income to average net assets     4.43% A

Portfolio turnover rate                                17% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED    AUGUST 21, 1995
      OCTOBER 31,   (COMMENCEMEN
                    T OF OPERATIONS)
                    TO OCTOBER 31,

      1996          1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 10.390   $ 10.000

Income from Investment Operations

 Net interest income                                      .375       .074

 Net realized and unrealized gain (loss)                  .080       .390

 Total from investment operations                         .455       .464

Less Distributions

 From net interest income                                 (.375)     (.074)

Net asset value, end of period                           $ 10.470   $ 10.390

TOTAL RETURN  B                                           4.46%      4.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 2,445    $ 1,161

Ratio of expenses to average net assets                   1.66% C    1.75% A,
                                                                    C

Ratio of expenses to average net assets after expense     1.62% D    1.75% A
reductions

Ratio of net interest income to average net assets        3.62%      3.52% A

Portfolio turnover rate                                   17%        0%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      YEAR ENDED    AUGUST 21, 1995
      OCTOBER 31,   (COMMENCEMEN
                    T OF OPERATIONS)
                    TO
                    OCTOBER 31,

      1996          1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 10.400   $ 10.000

Income from Investment Operations

 Net interest income                                      .444       .084

 Net realized and unrealized gain (loss)                  .080       .400

 Total from investment operations                         .524       .484

Less Distributions

 From net interest income                                 (.444)     (.084)

Net asset value, end of period                           $ 10.480   $ 10.400

TOTAL RETURN B                                            5.15%      4.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 4,125    $ 2,033

Ratio of expenses to average net assets                   1.00% C    1.00% A,
                                                                    C

Ratio of expenses to average net assets after expense     .97% D     1.00% A
reductions

Ratio of net interest income to average net assets        4.30%      4.16% A

Portfolio turnover rate                                   17%        0%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEAR ENDED    AUGUST 21, 1995
      OCTOBER 31,   (COMMENCEMEN
                    T OF OPERATIONS)
                    TO
                    OCTOBER 31,

      1996          1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 10.400   $ 10.000

Income from Investment Operations

 Net interest income                                      .468       .095

 Net realized and unrealized gain (loss)                  .070       .400

 Total from investment operations                         .538       .495

Less Distributions

 From net interest income                                 (.468)     (.095)

Net asset value, end of period                           $ 10.470   $ 10.400

TOTAL RETURN  B                                           5.28%      4.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 718      $ 683

Ratio of expenses to average net assets                   .75% C     .75% A,
                                                                    C

Ratio of expenses to average net assets after expense     .68% D     .75% A
reductions

Ratio of net interest income to average net assets        4.53%      4.75% A

Portfolio turnover rate                                   17%        0%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996

1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor New York Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
PREPAID EXPENSES - CONTINUED
under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for certain futures and options transactions, market discount and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,749,734 and $958,028, respectively.
3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED
The market value of futures contracts opened and closed during the period amounted to $566,889 and $333,848, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%, .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $24, $17,620, and $8,737 under the Class A, Class B and Class T Plans, of which $24, $4,825, and $8,737 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received sales charges of $27 and $94,802 on sales of Class A and Class T shares of the fund, of which $23 and $90,622 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $4,097 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to annual rates of
 .35%, .17%, .14%, and .15% of the average net assets of Class A, Class B, Class T and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of .90%, 1.65%, 1.00% and .75% of average net assets for Class A, Class B, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $8,408, $39,715, $56,858, and $21,447 for Class A, Class B, Class T, and Institutional Class, respectively.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,371 under the custodian arrangement and Class B, Class T and Institutional Class expenses were reduced by $290, $223 and $318, respectively, under the transfer agent arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 42% of the total outstanding shares.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                  SHARES                      DOLLARS

                                  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,

                                  1996          1995 B        1996          1995 B



CLASS A A                          9,691         -            $ 99,722      $ -
Shares sold

Reinvestment of distributions      67            -             699           -

Shares redeemed                    -             -             -             -

Net increase (decrease)            9,758         -            $ 100,421     $ -

CLASS B                            133,150       111,132      $ 1,388,144   $ 1,123,890
Shares sold

Reinvestment of distributions      4,418         537           45,991        5,564

Shares redeemed                    (15,772)      -             (161,162)     -

Net increase (decrease)            121,796       111,669      $ 1,272,973   $ 1,129,454

CLASS T                            226,391       194,544      $ 2,359,874   $ 1,979,912
Shares sold

Reinvestment of distributions      11,198        904           116,533       9,361

Shares redeemed                    (39,533)      -             (411,400)     -

Net increase (decrease)            198,056       195,448      $ 2,065,007   $ 1,989,273

INSTITUTIONAL CLASS                -             65,001       $ -           $ 650,032
Shares sold

Reinvestment of distributions      3,003         602           31,306        6,188

Shares redeemed                    -             -             -             -

Net increase (decrease)            3,003         65,603       $ 31,306      $ 656,220


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF SALE OF SHARES) TO
 OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Advisor Series V and the Shareholders of Advisor New York Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor New York Municipal Income Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended October 31, 1996 and for the period August 21, 1995 (commencement of operations) to October 31, 1995 and the financial highlights of Class A, Class B, Class T and Institutional Class for the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor New York Municipal Income Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 1996 and for the period August 21, 1995 (commencement of operations) to October 31, 1995 and the financial highlights of Class A, Class B, Class T and Institutional Class for the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 9, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 12/9/96 12/6/96 $.06
Class B 12/9/96 12/6/96 $.06
Class T 12/9/96 12/6/96 $.06
Institutional Class 12/9/96 12/6/96 $.06


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Intitutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NEW YORK MUNICIPAL INCOME
FUND - CLASS A, CLASS T (FORMERLY CLASS A), AND CLASS B

ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                15   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       18   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              19   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     23   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    30   Notes to the financial statements.

REPORT OF INDEPENDENT    35   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            36


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR NEW YORK MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the class' income to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.25% 12b-1 fee. If Fidelity had not reimbursed certain Class A expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                PAST 1   LIFE OF
                                              YEAR     FUND

Advisor New York Municipal Income - Class A   5.23%    10.33%

Advisor New York Municipal Income - Class A   0.76%    5.65%
 (incl. max. 4.25% sales charge)

Lehman Brothers New York 4 Plus Year          6.02%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average         4.89%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, or since the fund started on August 21,1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Class A's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of 99 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                PAST 1   LIFE OF
                                              YEAR     FUND

Advisor New York Municipal Income - Class A   5.23%    8.54%

Advisor New York Municipal Income - Class A   0.76%    4.68%
 (incl. max. 4.25% sales charge)

Lehman Brothers New York 4 Plus Year          6.02%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average         4.89%    n/a

AVERAGE ANNUAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA NY Muni CL A             LB Municipal Bond Index
             00259                       LB015
  1995/08/31       9575.00                    10000.00
  1995/09/30       9608.44                    10063.30
  1995/10/31       9782.33                    10209.62
  1995/11/30       9955.05                    10379.00
  1995/12/31      10066.46                    10478.74
  1996/01/31      10140.36                    10557.85
  1996/02/29      10050.67                    10486.59
  1996/03/31       9895.76                    10352.57
  1996/04/30       9854.03                    10323.27
  1996/05/31       9852.04                    10319.14
  1996/06/30       9974.68                    10431.52
  1996/07/31      10069.64                    10526.45
  1996/08/31      10028.47                    10523.92
  1996/09/30      10177.83                    10671.25
  1996/10/31      10293.98                    10791.95
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Advisor New York Municipal Income Fund - Class A on August 31, 1995, shortly after the fund started, and the current maximum 4.25% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $10,294 - a 2.94% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $10,792- a 7.92% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                    YEAR ENDED    AUGUST 21, 1995
                                    OCTOBER 31,   (COMMENCEMENT
                                    1996          OF OPERATIONS) TO
                                                  OCTOBER 31,
                                                  1995

Dividend return                     4.36%         0.85%

Capital appreciation return         0.87%         4.00%

Total return                        5.23%         4.85%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELD
PERIOD ENDED OCTOBER 31, 1996         PAST          LIFE OF
                                      MONTH         CLASS

Dividends per share                   3.88(cents)   7.20(cents)

Annualized dividend rate              4.38%         4.36%

DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.44 over the past month, and $10.39 over the life of the class, you can compare the class' income over these two periods. The 30-day annualized yield is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class A has a longer, more stable, operating history.
ADVISOR NEW YORK MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the class' income to measure performance. If Fidelity had not reimbursed certain Class T expenses during the periods shown, the total returns and dividends would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                      PAST 1   LIFE OF
                                                    YEAR     FUND

Advisor New York Municipal Income - Class           5.15%    10.25%
T

Advisor New York Municipal Income - Class T         1.47%    6.39%
 (incl. max. 3.50% sales charge)

Lehman Brothers New York 4 Plus Year                6.02%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average               4.89%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Class T's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of 99 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                      PAST 1   LIFE OF
                                                    YEAR     FUND

Advisor New York Municipal Income - Class T         5.15%    8.47%

Advisor New York Municipal Income - Class T         1.47%    5.30%
 (incl. max. 3.50% sales charge)

Lehman Brothers New York 4 Plus Year                6.02%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average               4.89%    n/a

AVERAGE ANNUAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA NY Muni CL T             LB Municipal Bond Index
             00611                       LB015
  1995/08/31       9650.00                    10000.00
  1995/09/30       9683.70                    10063.30
  1995/10/31       9858.95                    10209.62
  1995/11/30      10033.03                    10379.00
  1995/12/31      10145.31                    10478.74
  1996/01/31      10219.78                    10557.85
  1996/02/29      10129.39                    10486.59
  1996/03/31       9973.27                    10352.57
  1996/04/30       9931.21                    10323.27
  1996/05/31       9929.20                    10319.14
  1996/06/30      10052.81                    10431.52
  1996/07/31      10148.51                    10526.45
  1996/08/31      10107.02                    10523.92
  1996/09/30      10270.22                    10671.25
  1996/10/31      10366.76                    10791.95
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Advisor New York Municipal Income Fund - Class T on August 31, 1995, shortly after the fund started, and the current maximum 3.50% sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $10,367 - a 3.67% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $10,792 - a 7.92% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                    YEAR ENDED    AUGUST 21, 1995
                                    OCTOBER 31,   (COMMENCEMENT
                                    1996          OF OPERATIONS) TO
                                                  OCTOBER 31,
                                                  1995

Dividend return                     4.38%         0.85%

Capital appreciation return         0.77%         4.00%

Total return                        5.15%         4.85%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELDS

PERIODS ENDED OCTOBER 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.80(cents)   22.50(cents)   44.43(cents)

Annualized dividend rate                 4.29%         4.32%          4.27%

30-day annualized yield                  4.22%         -              -

30-day annualized tax-equivalent yield   7.46%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.44 over the past month, $10.32 over the past six months, and $10.40 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current maximum 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 43.41% combined effective 1996 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain Class T expenses during the period shown, the yield and the tax-equivalent yield would have been 3.23% and 5.71%, respectively.
ADVISOR NEW YORK MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the class' income to measure performance. Class B's contingent deferred sales charges included in the past one year and life of fund total return figures are 4% and 3%, respectively. If Fidelity had not reimbursed certain Class B expenses during the periods shown, the total returns and dividends would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                      PAST 1   LIFE OF
                                                    YEAR     FUND

Advisor New York Municipal Income - Class B         4.46%    9.32%

Advisor New York Municipal Income - Class B         0.46%    6.32%
 (incl. contingent deferred sales charge)

Lehman Brothers New York 4 Plus Year                6.02%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average               4.89%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, or since the fund started on August 21, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the Lehman Brothers New York 4 Plus Year Municipal Bond Index - a total return performance benchmark for New York investment-grade municipal bonds with maturities of at least four years. To measure how Class B's performance stacked up against its peers, you can compare it to the New York municipal debt funds average, which reflects the performance of 99 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996                      PAST 1   LIFE OF
                                                    YEAR     FUND

Advisor New York Municipal Income - Class B         4.46%    7.71%

Advisor New York Municipal Income - Class B         0.46%    5.24%
 (incl. contingent deferred sales charge)

Lehman Brothers New York 4 Plus Year                6.02%    n/a
 Municipal Bond Index

New York Municipal Debt Funds Average               4.89%    n/a

AVERAGE ANNUAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19960930 19961009 151627 S00000000000001
             FA NY Muni CL B             LB Municipal Bond Index
             00612                       LB015
  1995/08/31      10000.00                    10000.00
  1995/09/30      10031.16                    10063.30
  1995/10/31      10198.61                    10209.62
  1995/11/30      10382.57                    10379.00
  1995/12/31      10481.89                    10478.74
  1996/01/31      10553.22                    10557.85
  1996/02/29      10464.34                    10486.59
  1996/03/31      10297.37                    10352.57
  1996/04/30      10238.77                    10323.27
  1996/05/31      10231.09                    10319.14
  1996/06/30      10353.23                    10431.52
  1996/07/31      10446.48                    10526.45
  1996/08/31      10397.80                    10523.92
  1996/09/30      10560.15                    10671.25
  1996/10/31      10253.60                    10791.95
IMATRL PRASUN   SHR__CHT 19960930 19961009 151629 R00000000000123

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Advisor New York Municipal Income Fund - Class B on August 31, 1995, shortly after the fund started and the applicable contingent deferred sales charge was paid. As the chart shows, by October 31, 1996, the value of the investment would have grown to $10,254 - a 2.54% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index, a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year, did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $10,792 - a 7.92% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield
of a fund that invests in
bonds will vary. That means if
you sell your shares during a
market downturn, you might
lose money. But if you can
ride out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                    YEAR ENDED    AUGUST 21, 1995
                                    OCTOBER 31,   (COMMENCEMENT
                                    1996          OF OPERATIONS) TO
                                                  OCTOBER 31,
                                                  1995

Dividend return                     3.69%         0.75%

Capital appreciation return         0.77%         3.90%

Total return                        4.46%         4.65%

DIVIDEND returns and capital appreciation returns are both part of a class' total return. A dividend return reflects the actual dividends paid by the class. A capital appreciation return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or gains are reinvested, if any, and exclude the effects of sales charges.
DIVIDENDS AND YIELDS

PERIODS ENDED OCTOBER 31, 1996           PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      3.21(cents)   19.13(cents)   37.51(cents)

Annualized dividend rate                 3.62%         3.68%          3.61%

30-day annualized yield                  3.73%         -              -

30-day annualized tax-equivalent yield   6.59%         -              -


DIVIDENDS per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.43 over the past month, $10.31 over the past six months, and $10.40 over the past year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 43.41% combined effective 1996 federal, state and New York City tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable. If Fidelity had not reimbursed certain Class B expenses during the period shown, the yield and the tax-equivalent yield would have been 2.21% and 3.91%, respectively. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Municipal bonds benefited from
steady demand and relatively low
supply during much of the year
that ended October 31, 1996.
For the past 12 months, the
Lehman Brothers Municipal Bond
Index - a broad measure of the
municipal bond market - had a
total return of 5.70%. In
comparison, the Lehman Brothers
Aggregate Bond Index - a proxy
for investment-grade taxable
bonds - had a total return of
5.85%. Munis outperformed their
counterparts in the taxable
bond market for the first 10
months of the period. Factors
that helped munis included a lack
of supply of new issues, strong
demand for municipal bonds from
both insurance companies and
individual investors, and the
diminishing likelihood of
significant tax reform in the near
future. Like most domestic bonds,
munis were hurt by
stronger-than-expected signs of
strength in the economy earlier in
1996. Nevertheless, the market
conditions that supported the
muni market prevailed to the point
that munis entered the last two
months of the period trading at
expensive levels relative to their
taxable counterparts. At that point
and through the end of the period,
the performance of the municipal
market stalled somewhat, as
investor demand declined and
institutional investors sold off
some of their municipal bond
holdings to take profits.
An interview with Norman Lind, Portfolio Manager of Fidelity Advisor New York Municipal Income Fund
Q. HOW DID THE FUND PERFORM, NORM?
A. For the 12 months ending October 31, 1996, the fund's Class A, Class T and Class B shares generated returns of 5.23%, 5.15%, and 4.46%, respectively. To gauge how the fund did relative to its peer group, the New York municipal debt funds average had a return of 4.89% over the same time, as tracked by Lipper Analytical Services. The fund's benchmark, the Lehman Brothers New York 4 Plus Year Municipal Bond Index, had a 12-month return of 6.02% as of October 31.
Q. CAN YOU DESCRIBE HOW THE BOND MARKET'S BEHAVIOR OVER THE PAST YEAR AFFECTED THE FUND'S PERFORMANCE?
A. The bond market had a somewhat schizophrenic nature during the period. At the end of 1995, municipals were inexpensive relative to Treasuries, influenced heavily by the whole tax reform movement and, specifically, by the potential for a flat tax to become reality. There were a couple of proposals being floated that would have affected the tax-exempt status of municipals, and this raised caution flags among investors. As a result, the municipal market lost some of its luster. Things continued to look bleak in early 1996 as yields rose and employment reports indicated a very robust economy.
Q. WHEN DID THE SITUATION START TO IMPROVE?
A. Municipals staged a mini-rally in the late spring/early summer of 1996. This turnaround was attributed to a number of factors, including diminished tax reform discussion, a favorable political scenario and some positive government reports, most notably the Kemp Commission findings that contained no direct recommendations on the municipal market. These developments allowed the municipal market to breathe a sigh of relief. As the period came to a close, Treasuries were outperforming municipals, but I think this was a natural correction. Yield spreads had been looking a bit rich, and I believe this swing helped even them out some.
Q. HOW ABOUT NEW YORK? DID THE UNCERTAINTY OF THE OVERALL MUNICIPAL MARKET SPREAD TO THE STATE AS WELL?
A. Most of the uncertainty within the state surrounded the legislature's continued inability to display a sense of urgency in adopting a budget. New York is perennially late with its budget, but it set new records for tardiness in the first half of the period. Governor Pataki's proposals - specifically those concerning Medicaid and welfare reform - were contingent upon the approval of the federal budget, which was also delayed. We witnessed the same types of problems within New York City, where a good amount of budget wrangling occurred. Budget difficulties, however, can sometimes help bond performance because they restrict new bond issuance. So, despite these fiscal obstacles, both state and New York City obligations performed quite well.
Q. IN TERMS OF PORTFOLIO STRUCTURE, WHICH STRATEGIES WORKED OUT WELL? WHICH PROVED DISAPPOINTING?
A. In the early part of the period, I built up the fund's exposure to state-appropriated bonds. My thinking there was that the budget would inevitably be pushed back, and we'd see less supply due to a lack of new issuance. This move turned out to be beneficial to the fund's performance. On the other hand, I kept the fund's exposure to New York City bonds at a minimum due to concerns I had over the city's financial condition. As the market improved in the summertime and yields dropped, New York City issues performed quite well. Due to my low exposure, however, I wasn't able to capitalize on that situation.
Q. WHAT'S IN STORE FOR THE STATE AND THE MUNICIPAL MARKET OVER THE COMING
MONTHS?
A. I think the muni market's in pretty good shape. Municipals should remain stable and stay in line more or less with the general bond market. In New York, it's quite possible that we'll see an instant replay of what we've just seen. A wide range of issues needs to be worked out before I decide which types of bonds I'd like to add to the portfolio. We could be in for some interesting plot twists within the state.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income free from federal
income tax and New York state
and city personal income tax
by investing primarily in
municipal securities
START DATE: August 21, 1995
SIZE: as of October 31, 1996,
more than $7 million
MANAGER: Norman Lind,
since 1995; manager, Fidelity
New York Municipal Income
Fund and Spartan New York
Municipal Income Fund, since
1993; Fidelity New York
Insured Municipal Income
Fund, since 1994; Spartan
Short-Intermediate Municipal
Income Fund, Spartan New
York Intermediate Municipal
Income Fund, Spartan
Intermediate Municipal Income
Fund and Fidelity Advisor
Short-Intermediate Municipal
Income Fund, since 1995;
joined Fidelity in 1986
(checkmark)
NORM LIND ON SOME
WELCOME CHANGES IN NEW
YORK:
"New York is both an
interesting and challenging
state in which to invest.
Historically, the state has
been regarded as being very
generous in terms of welfare
and public care funding. This
past year, however, saw
diminished financial
assistance in those areas.
Expenses were lower and, for
the second year in a row,
budget costs were down,
which is quite astounding. I
think lawmakers are finally
realizing that maybe
government can't do
everything, so they're cutting
back on certain programs. As
a manager, that's a trend that
I'd like to see continue. New
York City has done a
wonderful job of publicizing
itself as a kinder, gentler place
to visit and conduct business.
We've seen signs that the
economy is improving -
most notably growth in the
advertising, high tech and
movie industries. Tourism is
also booming - whenever I
want to go to New York to talk
to issuers, I need to book a
hotel room weeks in advance.
A huge part of this renewed
attractiveness is the fact
that the crime rate has
declined. New York City can
still be somewhat intimidating,
but it is perceived as being
safer than it was five years
ago. The city's efforts in trying
to improve the climate have
not gone unnoticed."


INVESTMENT CHANGES


TOP FIVE SECTORS AS OF OCTOBER 31, 1996
                     % OF FUND'S   % OF FUND'S
                     INVESTMENTS   INVESTMENTS
                                    IN THESE SECTORS
                                   6 MONTHS AGO

General Obligation   48.2          44.7

Water & Sewer        14.7          14.6

Transportation       11.1          9.0

Special Tax          11.1          12.1

Electric Revenue     5.4           12.2

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1996


Years   13.3   13.4

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF OCTOBER 31, 1996


Years   8.0   7.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THE ABOVE EXAMPLE. QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF OCTOBER 31, 1996 AS OF APRIL 30, 1996
Aaa 40.0%
Aa, A 32.4%
Baa 23.5%
Ba, B 0.0%
Non-rated 0.0%
Short-term investments 4.1%
Aaa 42.4%
Aa, A 29.4%
Baa 19.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term investments 9.1%
Row: 1, Col: 1, Value: 40.0
Row: 1, Col: 2, Value: 32.4
Row: 1, Col: 3, Value: 23.5
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 4.1
Row: 1, Col: 1, Value: 42.4
Row: 1, Col: 2, Value: 29.4
Row: 1, Col: 3, Value: 19.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 9.1
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS.
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 95.9%
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NEW YORK - 94.6%
Albany County Gen. Oblig.
5.75% 6/1/09 (FGIC Insured) (c)  Aaa $ 200,000 $ 205,000
Brookhaven Gen. Oblig.
5.375% 10/1/05 (FGIC Insured)  Aaa  205,000  209,612
Broome County Gen. Oblig.
7.40% 4/15/01 (FGIC Insured)  Aaa  200,000  221,500
Erie County Gen. Oblig. Series B,
5.60% 6/15/10 (FGIC Insured)  Aaa  100,000  101,125
Metropolitan Trans. Auth. Svc. Contract
(Commuter Facs.) Series O, 5.75% 7/1/13  Baa1  400,000  397,000
Monroe County Gen. Oblig. 6.50% 6/1/04  Aa  100,000  110,375
Monroe County Pub. Impt.
5.25% 6/1/08 (FGIC Insured)  Aaa  100,000  100,000
Nassau County Combined Swr. Dist. Rfdg.
Series F, 5.10% 7/1/05 (MBIA Insured)  Aaa  230,000  231,725
New York City Muni. Assistance Corp.
6% 7/1/05  Aa  300,000  324,750
New York City Muni. Wtr. Fin. Auth. Wtr. &
Swr. Sys. Rev Series A:
  5.50% 6/15/20 A  200,000  191,500
  6% 6/15/25 A  275,000  278,438
New York Gen. Oblig.:
 Series A-1, 6.50% 8/1/16 Baa1  200,000  203,750
 Series B, 6.20% 8/15/06 Baa1  90,000  91,685
 Series C, 6.40% 8/1/03 Baa1  150,000  157,687
 Series D, 6% 2/15/16 Baa1  275,000  267,438
New York State Dorm. Auth. Lease Rev.
(State Univ.) 6% 7/1/03 (AMBAC Insured)  Aaa  150,000  161,250
New York State Dorm. Auth. Rev.:
 Rfdg. (State Univ. Edl. Facs.) Series A:
  6.50% 5/15/05  Baa1  200,000  213,750
  6.50% 5/15/06  Baa1  100,000  106,750
 (City Univ. Sys. Consolidated) Series C,
 6% 7/1/03 (AMBAC Insured)  Aaa  200,000  215,500
 (FIT Student Hsg. Corp.) 5.75% 7/1/05
 (AMBAC Insured)  Aaa  125,000  131,406
 (Strong Memorial Hospital) 5.10% 7/1/04  A1  100,000  101,250
New York State Energy Research & Dev. Auth.
Facs. Rev. Rfdg. (Consolidated Edison Co.)
Series A, 6.10% 8/15/20  A1  100,000  101,750
New York State Envir. Facs. Corp. Poll. Cont. Rev.:
(New York State Wtr. Revolving Fund/Pooled
  Loan) Series B, 5.90% 11/15/14  Aaa  150,000  153,750
 6.40% 11/15/06  Aaa  100,000  111,250
New York State Local Gov't. Assistance Corp.:
 Series A, 6% 4/1/24  A  255,000  257,231
 Series B, 6% 4/1/18  A  225,000  227,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Mtg. Agcy. Rev. (Homeowner Mtg.)
Series 49, 5.85% 10/1/17  Aa $ 100,000 $ 100,000
New York State Pwr. Auth. Rev. Rfdg. & Gen.
Purpose Series CC, 5.125% 1/1/11  Aa  200,000  194,250
New York State Tollway Auth. Hwy. &
Bridge Trust Fund:
  6% 4/1/03 (AMBAC Insured)  Aaa  210,000  224,963
  6% 4/1/04 (MBIA Insured)  Aaa  100,000  107,500
New York State Urban Dev. Corp. Rev.:
 Rfdg. 5.75% 4/1/11  Baa1  185,000  185,231
 (Correctional Cap. Facs.) Series 6,
 5.375% 1/1/15  Baa1  100,000  92,625
 Series A, 6.25% 4/1/05 (MBIA Insured)  Aaa  150,000  164,250
Shelter Island Unified Free School Dist. #1
6.20% 12/15/08 (AMBAC Insured)  Aaa  160,000  171,000
Suffolk County Gen. Oblig. 5% 10/15/03
(AMBAC Insured)  Aaa  180,000  183,150
Suffolk County Wtr. Auth. 6% 6/1/17
(MBIA Insured)  Aaa  100,000  106,750
Syracuse Gen. Oblig. 7.70% 12/1/99
(MBIA Insured)  Aaa  120,000  130,650
Triborough Bridge & Tunnel Auth. Rev. Rfdg.
(Gen. Purpose) Series Y, 6% 1/1/12  Aa  365,000  386,900
   6,919,991
NEW YORK& NEW JERSEY - 1.3%
New York & New Jersey Port Auth.
Consolidated 85th Series, 5.375% 3/1/28  A1  100,000  96,750
TOTAL MUNICIPAL BONDS
(Cost $6,911,839)   7,016,741
MUNICIPAL NOTES (A) - 4.1%
NEW YORK - 4.1%
New York City Hsg. Dev. Corp. Residential Rev.
(East 17th Street Properties)
Series 93-A, 3.60%, LOC Chase Manhattan
Bank, VRDN  A-1  100,000  100,000
New York State Energy Research & Dev.
Auth. Poll. Cont. Rev. (Niagara Mohawk
Pwr. Corp.) VRDN:
  Series 1985 B, 3.60%
  LOC Toronto Dominion Bank, Canada  P-1  100,000  100,000
MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S RATINGS PRINCIPAL VALUE
 (UNAUDITED) (B) AMOUNT (NOTE 1)
NEW YORK - CONTINUED
New York State Energy Research & Dev.
Auth. Poll. Cont. Rev. (Niagara Mohawk
Pwr. Corp.) VRDN: - continued
  Series 1985 C, 3.60%, LOC Canadian
  Imperial Bank of Commerce  P-1 $ 100,000 $ 100,000
TOTAL MUNICIPAL NOTES
(Cost $300,000)   300,000
TOTAL INVESTMENTS - 100%
(Cost $7,211,839)  $ 7,316,741
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
2  Municipal  Bond Contracts   Dec. 1996 $ 231,750 $ 1,263
THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 3.2%
SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
1. The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
2. Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
3. A portion of the Security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $51,250.
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $7,211,839. Net unrealized appreciation aggregated $104,902, of which $132,883 related to appreciated investment securities and $27,981 related to depreciated investment securities.
During fiscal year ended October 31,1996, 100% of the fund's income dividends was free from federal income tax, and 0.09% of the fund's income dividends was subject to the federal alternative minimum tax.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 72.4% AAA, AA, A 71.1%
Baa 23.5% BBB  23.5%
Ba 0.0% BB  0.0%
B 0.0% B  0.0%
Caa 0.0% CCC  0.0%
Ca, C 0.0% CC, C  0.0%
  D  0.0%
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
General Obligation  48.2%
Water & Sewer  14.7
Transportation  11.1
Special Tax  11.1
Electric Revenue  5.4
Education  5.4
Others (individually less than 5%)   4.1
TOTAL  100.0%
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 OCTOBER 31, 1996

ASSETS

Investment in securities, at value (cost $7,211,839) -                 $ 7,316,741
See accompanying schedule

Cash                                                                    29,073

Receivable for fund shares sold                                         14,476

Interest receivable                                                     110,376

Receivable for daily variation on futures contracts                     1,250

Prepaid expenses                                                        33,390

Receivable from investment adviser for expense                          25,680
reductions

 TOTAL ASSETS                                                           7,530,986

LIABILITIES

Payable for investments purchased                           $ 92,925

Distributions payable                                        7,262

Accrued management fee                                       2,381

Other payables and accrued expenses                          38,479

 TOTAL LIABILITIES                                                      141,047

NET ASSETS                                                             $ 7,389,939

Net Assets consist of:

Paid in capital                                                        $ 7,246,473

Accumulated undistributed net realized gain (loss)                      37,301
on investments

Net unrealized appreciation (depreciation) on                           106,165
investments

NET ASSETS                                                             $ 7,389,939

CLASS A:                                                                $10.49
NET ASSET VALUE, offering price and redemption price per
share ($102,348 (divided by) 9,758 shares)

Maximum offering price per share (100/95.75 of $10.49)                  $10.96

CLASS B:                                                                $10.47
NET ASSET VALUE and offering price per share
($2,444,721 (divided by) 233,465 shares) A

CLASS T:                                                                $10.48
NET ASSET VALUE and redemption price per share
($4,124,565 (divided by) 393,504 shares)

Maximum offering price per share (100/96.50 of $10.48)                  $10.86

INSTITUTIONAL CLASS:                                                    $10.47
NET ASSET VALUE, offering price and redemption price per
share ($718,305 (divided by) 68,606 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

 YEAR ENDED OCTOBER 31, 1996

INTEREST INCOME                                                         $ 322,982

EXPENSES

Management fee                                             $ 24,300

Transfer agent fees                                         56
Class A

 Class B                                                    3,198

 Class T                                                    4,809

 Institutional Class                                        1,045

Distribution fees                                           24
Class A

 Class B                                                    17,620

 Class T                                                    8,737

Accounting fees and expenses                                58,926

Non-interested trustees' compensation                       24

Custodian fees and expenses                                 635

Registration fees                                           8,221
Class A

 Class B                                                    16,719

 Class T                                                    16,104

 Institutional Class                                        13,028

Audit                                                       25,183

Legal                                                       41

Miscellaneous                                               105

 Total expenses before reductions                           198,775

 Expense reductions                                         (128,630)    70,145

NET INTEREST INCOME                                                      252,837

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      41,674

 Futures contracts                                          (2,554)      39,120

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      4,114

 Futures contracts                                          1,263        5,377

NET GAIN (LOSS)                                                          44,497

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 297,334
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                         YEAR ENDED    AUGUST 21, 1995
                                                         OCTOBER 31,   (COMMENCEMENT
                                                         1996          OF OPERATIONS) TO
                                                                       OCTOBER 31,
                                                                       1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                               $ 252,837     $ 22,944
Net interest income

 Net realized gain (loss)                                 39,120        -

 Change in net unrealized appreciation (depreciation)     5,377         100,788

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          297,334       123,732
FROM OPERATIONS

Distributions to shareholders                             (707)         -
From net interest income
 Class A

  Class B                                                 (70,019)      (6,231)

  Class T                                                 (150,521)     (10,525)

  Institutional Class                                     (31,590)      (6,188)

 TOTAL DISTRIBUTIONS                                      (252,837)     (22,944)

Share transactions - net increase (decrease)              3,469,707     3,774,947

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 3,514,204     3,875,735

NET ASSETS

 Beginning of period                                      3,875,735     -

 End of period                                           $ 7,389,939   $ 3,875,735


FINANCIAL HIGHLIGHTS - CLASS A
      SEPTEMBER 3, 1996
      (COMMENCEMENT
      OF OPERATIONS) TO
      OCTOBER 31,

      1996

SELECTED PER-SHARE DATA

Net asset value, beginning of period                  $ 10.29

Income from Investment Operations

 Net Interest income                                   .072

 Net realized and unrealized gain (loss)               .200

 Total from investment operations                      .272

Less Distributions

 From net interest income                              (.072)

Net asset value, end of period                        $ 10.49

TOTAL RETURN B                                         2.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)               $ 102

Ratio of expenses to average net assets                .90% A,
                                                      C

Ratio of net interest income to average net assets     4.43% A

Portfolio turnover rate                                17% A

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS B
      YEAR ENDED    AUGUST 21, 1995
      OCTOBER 31,   (COMMENCEMEN
                    T OF OPERATIONS)
                    TO OCTOBER 31,

      1996          1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 10.390   $ 10.000

Income from Investment Operations

 Net interest income                                      .375       .074

 Net realized and unrealized gain (loss)                  .080       .390

 Total from investment operations                         .455       .464

Less Distributions

 From net interest income                                 (.375)     (.074)

Net asset value, end of period                           $ 10.470   $ 10.390

TOTAL RETURN  B                                           4.46%      4.65%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 2,445    $ 1,161

Ratio of expenses to average net assets                   1.66% C    1.75% A,
                                                                    C

Ratio of expenses to average net assets after expense     1.62% D    1.75% A
reductions

Ratio of net interest income to average net assets        3.62%      3.52% A

Portfolio turnover rate                                   17%        0%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE
BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - CLASS T
      YEAR ENDED    AUGUST 21, 1995
      OCTOBER 31,   (COMMENCEMEN
                    T OF OPERATIONS)
                    TO
                    OCTOBER 31,

      1996          1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 10.400   $ 10.000

Income from Investment Operations

 Net interest income                                      .444       .084

 Net realized and unrealized gain (loss)                  .080       .400

 Total from investment operations                         .524       .484

Less Distributions

 From net interest income                                 (.444)     (.084)

Net asset value, end of period                           $ 10.480   $ 10.400

TOTAL RETURN B                                            5.15%      4.85%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 4,125    $ 2,033

Ratio of expenses to average net assets                   1.00% C    1.00% A,
                                                                    C

Ratio of expenses to average net assets after expense     .97% D     1.00% A
reductions

Ratio of net interest income to average net assets        4.30%      4.16% A

Portfolio turnover rate                                   17%        0%

A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL RETURNS WOULD HAVE BEEN LOWER
HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS'S EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
      YEAR ENDED    AUGUST 21, 1995
      OCTOBER 31,   (COMMENCEMEN
                    T OF OPERATIONS)
                    TO
                    OCTOBER 31,

      1996          1995

SELECTED PER-SHARE DATA

Net asset value, beginning of period                     $ 10.400   $ 10.000

Income from Investment Operations

 Net interest income                                      .468       .095

 Net realized and unrealized gain (loss)                  .070       .400

 Total from investment operations                         .538       .495

Less Distributions

 From net interest income                                 (.468)     (.095)

Net asset value, end of period                           $ 10.470   $ 10.400

TOTAL RETURN  B                                           5.28%      4.96%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                  $ 718      $ 683

Ratio of expenses to average net assets                   .75% C     .75% A,
                                                                    C

Ratio of expenses to average net assets after expense     .68% D     .75% A
reductions

Ratio of net interest income to average net assets        4.53%      4.75% A

Portfolio turnover rate                                   17%        0%

A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. TOTAL
RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING
THE PERIODS SHOWN.
C FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996

1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor New York Municipal Income Fund (the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
PREPAID EXPENSES - CONTINUED
under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for certain futures and options transactions, market discount and excise tax regulations.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain (loss). Any taxable gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end, is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $4,749,734 and $958,028, respectively.
3. PURCHASES AND SALES OF INVESTMENTS - CONTINUED
The market value of futures contracts opened and closed during the period amounted to $566,889 and $333,848, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fee was equivalent to an annual rate of .40% of average net assets.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity
Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .15%, .90% (of which .65% represents a distribution fee and .25% represents a shareholder service fee), and .25% of the average net assets of the Class A, Class B and Class T shares, respectively. For the period, the fund paid FDC $24, $17,620, and $8,737 under the Class A, Class B and Class T Plans, of which $24, $4,825, and $8,737 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 4.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
SALES LOAD - CONTINUED
For the period, FDC received sales charges of $27 and $94,802 on sales of Class A and Class T shares of the fund, of which $23 and $90,622 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $4,097 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class B, Class T, and Institutional Class shares. UMB has entered into sub-arrangements with Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by the fund for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
UMB also has a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
For the period, the transfer agent fees were equivalent to annual rates of
 .35%, .17%, .14%, and .15% of the average net assets of Class A, Class B, Class T and Institutional Class, respectively.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above annual rates of .90%, 1.65%, 1.00% and .75% of average net assets for Class A, Class B, Class T, and Institutional Class, respectively. For the period, the reimbursement reduced expenses by $8,408, $39,715, $56,858, and $21,447 for Class A, Class B, Class T, and Institutional Class, respectively.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $1,371 under the custodian arrangement and Class B, Class T and Institutional Class expenses were reduced by $290, $223 and $318, respectively, under the transfer agent arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of approximately 42% of the total outstanding shares.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                  SHARES                      DOLLARS

                                  YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                  OCTOBER 31,   OCTOBER 31,   OCTOBER 31,   OCTOBER 31,

                                  1996          1995 B        1996          1995 B



CLASS A A                          9,691         -            $ 99,722      $ -
Shares sold

Reinvestment of distributions      67            -             699           -

Shares redeemed                    -             -             -             -

Net increase (decrease)            9,758         -            $ 100,421     $ -

CLASS B                            133,150       111,132      $ 1,388,144   $ 1,123,890
Shares sold

Reinvestment of distributions      4,418         537           45,991        5,564

Shares redeemed                    (15,772)      -             (161,162)     -

Net increase (decrease)            121,796       111,669      $ 1,272,973   $ 1,129,454

CLASS T                            226,391       194,544      $ 2,359,874   $ 1,979,912
Shares sold

Reinvestment of distributions      11,198        904           116,533       9,361

Shares redeemed                    (39,533)      -             (411,400)     -

Net increase (decrease)            198,056       195,448      $ 2,065,007   $ 1,989,273

INSTITUTIONAL CLASS                -             65,001       $ -           $ 650,032
Shares sold

Reinvestment of distributions      3,003         602           31,306        6,188

Shares redeemed                    -             -             -             -

Net increase (decrease)            3,003         65,603       $ 31,306      $ 656,220


C SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
D SHARE TRANSACTIONS FOR CLASS B, CLASS T AND INSTITUTIONAL CLASS ARE FOR THE PERIOD AUGUST 21, 1995 (COMMENCEMENT OF SALE OF SHARES) TO
 OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Advisor Series V and the Shareholders of Advisor New York Municipal Income Fund:
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor New York Municipal Income Fund, including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended October 31, 1996 and for the period August 21, 1995 (commencement of operations) to October 31, 1995 and the financial highlights of Class A, Class B, Class T and Institutional Class for the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor New York Municipal Income Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for the year ended October 31, 1996 and for the period August 21, 1995 (commencement of operations) to October 31, 1995 and the financial highlights of Class A, Class B, Class T and Institutional Class for the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 9, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor New York Municipal Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities:
 PAY DATE RECORD DATE CAPITAL GAINS
Class A 12/9/96 12/6/96 $.06
Class B 12/9/96 12/6/96 $.06
Class T 12/9/96 12/6/96 $.06
Institutional Class 12/9/96 12/6/96 $.06


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr., Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Intitutional Operations Company
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NATURAL RESOURCES
FUND (FORMERLY FIDELITY
ADVISOR GLOBAL RESOURCES FUND) - INSTITUTIONAL CLASS
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                6    The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       9    A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              10   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     17   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    24   Notes to the financial statements.

REPORT OF INDEPENDENT    30   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            31


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR NATURAL RESOURCES FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996          PAST 1   PAST 5    LIFE OF
                                        YEAR     YEARS     FUND

Advisor Natural Resources -             35.13%   134.17%   308.45%
 Institutional Class

S&P 500(registered trademark)           24.10%   106.02%   276.35%

Natural Resources Funds                 39.65%   76.85%    n/a
Average

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the natural resources funds average, which reflects the performance of 38 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996    PAST 1   PAST 5   LIFE OF
                                  YEAR     YEARS    FUND

Advisor Natural Resources -       35.13%   18.55%   17.24%
 Institutional Class

S&P 500                           24.10%   15.55%   16.16%

Natural Resources Funds Average   39.65%   11.79%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class' actual (or cumulative) return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961115 145337 S00000000000001
             FA Natural Resource -CL I   SP Standard & Poor 500
             00686                       SP001
  1987/12/29      10000.00                    10000.00
  1987/12/31       9980.00                    10064.43
  1988/01/31       9880.00                    10488.14
  1988/02/29      10630.00                    10976.89
  1988/03/31      10920.00                    10637.70
  1988/04/30      11100.00                    10755.78
  1988/05/31      10920.00                    10849.36
  1988/06/30      11640.00                    11347.34
  1988/07/31      11590.00                    11304.22
  1988/08/31      11280.00                    10919.88
  1988/09/30      11230.00                    11385.07
  1988/10/31      11470.00                    11701.57
  1988/11/30      11210.00                    11534.24
  1988/12/31      11586.91                    11736.09
  1989/01/31      12523.44                    12595.17
  1989/02/28      12338.32                    12281.55
  1989/03/31      12577.89                    12567.71
  1989/04/30      12969.93                    13219.97
  1989/05/31      13274.85                    13755.38
  1989/06/30      13231.29                    13676.98
  1989/07/31      14189.61                    14912.01
  1989/08/31      14614.32                    15204.28
  1989/09/30      14222.28                    15141.94
  1989/10/31      13721.34                    14790.65
  1989/11/30      14331.18                    15092.38
  1989/12/31      15426.57                    15454.60
  1990/01/31      14453.51                    14417.59
  1990/02/28      15129.90                    14603.58
  1990/03/31      15414.70                    14990.58
  1990/04/30      14607.77                    14615.81
  1990/05/31      16091.10                    16040.85
  1990/06/30      15889.36                    15931.78
  1990/07/31      16672.56                    15880.79
  1990/08/31      16233.50                    14445.17
  1990/09/30      15723.23                    13741.69
  1990/10/31      14595.91                    13682.60
  1990/11/30      14833.24                    14566.50
  1990/12/31      14611.74                    14972.90
  1991/01/31      15093.85                    15625.72
  1991/02/28      17269.54                    16742.96
  1991/03/31      16861.60                    17148.14
  1991/04/30      16948.13                    17189.30
  1991/05/31      17764.01                    17931.87
  1991/06/30      16737.98                    17110.59
  1991/07/31      17294.26                    17907.95
  1991/08/31      17739.29                    18332.37
  1991/09/30      17047.02                    18026.21
  1991/10/31      17442.60                    18267.77
  1991/11/30      16033.35                    17531.58
  1991/12/31      16725.88                    19537.19
  1992/01/31      17764.58                    19173.80
  1992/02/29      18164.09                    19423.06
  1992/03/31      17711.32                    19044.31
  1992/04/30      18363.84                    19604.21
  1992/05/31      18856.56                    19700.27
  1992/06/30      18243.99                    19406.73
  1992/07/31      18976.41                    20200.47
  1992/08/31      18696.76                    19786.36
  1992/09/30      18883.19                    20019.84
  1992/10/31      18483.69                    20089.91
  1992/11/30      18723.39                    20774.97
  1992/12/31      18956.24                    21030.51
  1993/01/31      19563.91                    21207.16
  1993/02/28      20112.29                    21495.58
  1993/03/31      21446.19                    21949.14
  1993/04/30      22602.24                    21417.97
  1993/05/31      23713.83                    21991.97
  1993/06/30      24039.89                    22055.75
  1993/07/31      23713.83                    21967.52
  1993/08/31      25077.37                    22800.09
  1993/09/30      24943.98                    22624.53
  1993/10/31      26070.39                    23092.86
  1993/11/30      25092.19                    22873.48
  1993/12/31      26148.04                    23150.25
  1994/01/31      27737.91                    23937.36
  1994/02/28      26873.51                    23288.65
  1994/03/31      25221.90                    22273.27
  1994/04/30      25638.66                    22558.37
  1994/05/31      25978.24                    22928.32
  1994/06/30      25515.17                    22366.58
  1994/07/31      26379.57                    23100.20
  1994/08/31      27660.73                    24047.31
  1994/09/30      27521.81                    23458.15
  1994/10/31      27105.05                    23985.96
  1994/11/30      25329.95                    23112.39
  1994/12/31      25552.05                    23455.15
  1995/01/31      25050.10                    24063.34
  1995/02/28      25787.33                    25001.09
  1995/03/31      27230.42                    25738.87
  1995/04/30      28344.11                    26496.88
  1995/05/31      28736.25                    27555.96
  1995/06/30      29551.91                    28196.09
  1995/07/31      30806.76                    29131.07
  1995/08/31      31293.02                    29204.19
  1995/09/30      31528.31                    30436.60
  1995/10/31      30226.39                    30327.94
  1995/11/30      31763.59                    31659.34
  1995/12/31      32925.99                    32269.10
  1996/01/31      34175.53                    33367.54
  1996/02/29      35019.37                    33676.86
  1996/03/31      36090.39                    34001.17
  1996/04/30      38200.00                    34502.34
  1996/05/31      38897.79                    35392.16
  1996/06/30      38654.37                    35527.00
  1996/07/31      36544.77                    33957.42
  1996/08/31      38200.00                    34673.58
  1996/09/30      39855.22                    36625.01
  1996/10/31      40845.11                    37635.13
IMATRL PRASUN   SHR__CHT 19961031 19961115 145339 R00000000000110

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Institutional Class on December 29, 1987, when the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $40,845 - a 308.45% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $37,635 - a 276.35% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
growth in the long run and
volatility in the short run. Foreign
stocks involve greater risks, due
to political and economic
uncertainties. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended October 31, 1996.
The Standard & Poor's 500 Index
returned 24.10% during the period
- well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share prices
higher. Large capitalization stocks
thrived as investors sought their
lower volatility and higher degree of
liquidity over smaller cap stocks in
an environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6000 for the first time in
October. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates unchanged
and it appeared inflation would not
be an issue for the remainder of
1996. Smaller-company stocks
posted strong gains at the
beginning of 1996, but trended
downward in the spring and summer
because their earnings tend to be
more affected by the higher
borrowing costs brought on by
higher rates. When interest rate
fears subsided, these stocks
rebounded, only to fade toward the
end of the period due to earnings
concerns and a general flight to
quality.
NOTE TO SHAREHOLDERS: Steve Dufour became Portfolio Manager of Fidelity Advisor Natural Resources Fund on August 30, 1996.
Q. STEVE, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended October 31, 1996, the fund's Institutional Class shares had a total return of 35.13%. During the same 12-month period, the natural resources funds average tracked by Lipper Analytical Services returned 39.65%. The Standard & Poor's 500 Index returned 24.10% for the same period.
Q. WHAT CHANGES HAVE YOU MADE SINCE YOU BEGAN MANAGING THE FUND IN AUGUST?
A. I significantly added to the fund's holdings in the energy sector. By the end of the period, the fund's stake in energy companies had grown to nearly half of its investments, compared to six months ago, when energy stocks represented just over a quarter of the fund's holdings. During the first half of 1996, investors were worried that Iraq - which so far has been banned from doing so - would be allowed to sell its oil in the world market. In anticipation that the supply of oil would rise significantly because of Iraq's potential re-entry, oil prices remained low. When it became clear that the ban against Iraq wasn't going to be lifted over the near-term, energy prices began to rise. Meanwhile, stronger-than-expected global economic growth translated into higher-than-anticipated demand for oil.
Q. WHICH TYPES OF COMPANIES WITHIN THE ENERGY SECTOR DID YOU ADD?
A. I emphasized exploration and production (E&P) companies and energy services companies because I believed these companies had the most to gain from the rising price of oil. In the E&P sector, I added to the fund's holdings in United Meridian, a medium-sized company with very attractive acreage in Equatorial Guinea, and Union Pacific Resources, which was recently spun out from its parent. Both stocks have performed quite well over the past six months. Chesapeake Energy, one of the strongest contributors to the fund's performance over the past year, has had a lot of exploration success this year. In the energy services area, I added to holdings in Schlumberger and Halliburton. As the price of oil rose, there was more interest in drilling new wells and extracting more oil from existing wells. Generally speaking, energy services companies continued to see strong current results as the capital expenditures of E&P companies rose.
Q. WHAT OTHER CHANGES HAVE YOU MADE?
A. Since taking over the fund, I added to the fund's holdings in gold stocks, such as Newmont Mining and Barrick Gold. I bought them at a time when they were cheap, meaning that I believed their business prospects were much better than their stock prices reflected. The price of gold has languished for much of the year. But if history is any indication, demand resulting from higher jewelry sales during the holidays could help the price of gold over the next several months.
Q. STEVE, WE UNDERSTAND THAT THERE ARE SOME UPCOMING CHANGES TO THE FUND'S INVESTMENT POLICIES.
A. Yes, effective January 2, 1997, the fund's ability to invest in below investment-grade quality bonds will be limited to 5% of its total assets, down from 35%. Further, there will be a change in the amount the fund is required to invest in natural resource stocks. The fund normally invests at least 80%, up from 65%, of its assets in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities. These changes do not impact the way in which I am currently managing the fund.
Q. WHAT'S YOUR OUTLOOK?
A. In my view, the current outlook for energy and energy services stocks is favorable. But there are a lot of variables that could change my outlook, including the re-entry of Iraq into the world marketplace, slower-than-expected economic growth or some event we can't even anticipate right now. If I believe the outlook for energy has deteriorated, I'll move into industries that I think offer a better value.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income free from federal
income tax and New York state
and city personal income tax
by investing primarily in
municipal securities
START DATE: August 21, 1995
SIZE: as of October 31, 1996,
more than $7 million
MANAGER: Norman Lind,
since 1995; manager, Fidelity
New York Municipal Income
Fund and Spartan New York
Municipal Income Fund, since
1993; Fidelity New York
Insured Municipal Income
Fund, since 1994; Spartan
Short-Intermediate Municipal
Income Fund, Spartan New
York Intermediate Municipal
Income Fund, Spartan
Intermediate Municipal Income
Fund and Fidelity Advisor
Short-Intermediate Municipal
Income Fund, since 1995;
joined Fidelity in 1986
(checkmark)
NORM LIND ON SOME
WELCOME CHANGES IN NEW
YORK:
"New York is both an
interesting and challenging
state in which to invest.
Historically, the state has
been regarded as being very
generous in terms of welfare
and public care funding. This
past year, however, saw
diminished financial
assistance in those areas.
Expenses were lower and, for
the second year in a row,
budget costs were down,
which is quite astounding. I
think lawmakers are finally
realizing that maybe
government can't do
everything, so they're cutting
back on certain programs. As
a manager, that's a trend that
I'd like to see continue. New
York City has done a
wonderful job of publicizing
itself as a kinder, gentler place
to visit and conduct business.
We've seen signs that the
economy is improving -
most notably growth in the
advertising, high tech and
movie industries. Tourism is
also booming - whenever I
want to go to New York to talk
to issuers, I need to book a
hotel room weeks in advance.
A huge part of this renewed
attractiveness is the fact
that the crime rate has
declined. New York City can
still be somewhat intimidating,
but it is perceived as being
safer than it was five years
ago. The city's efforts in trying
to improve the climate have
not gone unnoticed."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1996
                                  % OF FUND'S    % OF FUND'S
                                  INVESTMENTS    INVESTMENTS
                                                 IN THESE STOCKS
                                                 6 MONTHS AGO

Bre-X Minerals Ltd.               2.6            2.6

United Meridian Corp.             2.1            0.6

CSX Corp.                         1.9            0.1

Total SA sponsored ADR            1.7            0.0

Aluminum Co. of America           1.6            0.7

Schlumberger Ltd.                 1.5            0.7

Diamond Offshore Drilling, Inc.   1.5            1.1

Transocean Offshore, Inc.         1.4            0.9

Halliburton Co.                   1.4            0.0

Occidental Petroleum Corp.        1.4            1.0

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET SECTORS
                                  6 MONTHS AGO

Energy             46.5           26.2

Basic Industries   24.9           23.3

Precious Metals    12.0           8.2

Transportation     2.6            1.0

Technology         2.5            6.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Row: 1, Col: 1, Value: 4.3
Row: 1, Col: 2, Value: 95.7
Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 92.09999999999999
Stocks 95.7%
Short-term
investments 4.3%
FOREIGN
INVESTMENTS 20.1%
Stocks 92.1%
Short-term
investments 7.9%
FOREIGN
INVESTMENTS 19.8%
*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.3%
Rockwell International Corp.   40,000 $ 2,200,000
BASIC INDUSTRIES - 24.9%
CHEMICALS & PLASTICS - 12.7%
Agrium, Inc.   210,000  2,816,317
Air Products & Chemicals, Inc.   55,000  3,300,000
Cambrex  Corp.   100,000  3,125,000
Crompton & Knowles Corp.   216,041  3,888,738
Cytec Industries, Inc. (a)  135,000  4,826,250
DSM NV  30,000  2,866,214
du Pont (E.I.) de Nemours & Co.   60,000  5,565,000
FMC Corp. (a)  50,000  3,681,250
Ferro Corp.   120,000  3,240,000
Fuller (H.B.) Co.   81,472  3,401,456
Furon Co.   85,000  1,785,000
Hanna (M.A.) Co.   141,250  3,001,563
Hercules, Inc.   60,000  2,857,500
IMC Fertilizer Group, Inc.   92,000  3,450,000
Intertape Polymer Group, Inc.   59,300  1,369,024
Monsanto Co.   155,000  6,141,875
Nalco Chemical Co.   125,000  4,546,875
Potash Corp. of Saskatchewan  35,000  2,481,602
Praxair, Inc.   102,000  4,513,500
Schulman (A.), Inc.   150,000  3,168,750
Scotts Co. Class A (a)  140,000  2,607,500
Union Carbide Corp.   80,000  3,410,000
Wellman, Inc.   50,000  887,500
Witco Corp.   200,000  6,200,000
  83,130,914
IRON & STEEL - 0.4%
Nucor Corp.   47,000  2,226,625
METALS & MINING - 6.6%
Alcan Aluminium Ltd.   170,000  5,588,554
Alumax, Inc. (a)  160,000  5,140,000
Aluminum Co. of America  177,000  10,376,625
IMCO Recycling, Inc.   133,500  2,136,000
Inco Ltd.   150,000  4,746,162
JCI Ltd. (a)  100,000  1,033,014
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Kaiser Aluminum Corp. (a)  385,500 $ 4,288,688
Pechiney SA Class A  109,683  4,698,559
Reynolds Metals Co.   92,000  5,175,000
  43,182,602
PAPER & FOREST PRODUCTS - 5.2%
Boise Cascade Corp.   205,000  6,355,000
Buckeye Cellulose Corp.   100,000  2,612,500
Champion International Corp.   60,000  2,610,000
Chesapeake Corp.   150,000  4,237,500
Consolidated Papers, Inc.   55,000  2,756,875
Fort Howard Corp. (a)  200,000  5,125,000
International Paper Co.   51,000  2,180,250
Mercer International, Inc. SBI  100,000  1,250,000
Stone Container Corp.   180,000  2,745,000
Temple-Inland, Inc.   80,000  4,100,000
  33,972,125
TOTAL BASIC INDUSTRIES   162,512,266
CONGLOMERATES - 0.8%
Tyco International Ltd.   103,700  5,146,113
CONSTRUCTION & REAL ESTATE - 0.7%
BUILDING MATERIALS - 0.3%
Lilly Industrial Coatings, Inc. Class A  115,000  2,070,000
CONSTRUCTION - 0.4%
McDermott (J. Ray) SA  100,000  2,712,500
TOTAL CONSTRUCTION & REAL ESTATE   4,782,500
DURABLES - 0.9%
AUTOS, TIRES, & ACCESSORIES - 0.9%
Eaton Corp.   100,000  5,975,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 46.5%
ENERGY SERVICES - 18.2%
BJ Services Co. (a)  110,000 $ 4,936,250
Baker Hughes, Inc.   50,000  1,781,250
Carbo Ceramics, Inc.   52,000  1,027,000
Cliffs Drilling Co. (a)  138,100  5,921,038
Diamond Offshore Drilling, Inc. (a)  160,000  9,740,000
ENSCO International, Inc. (a)  100,000  4,325,000
Energy Ventures, Inc. (a)  200,000  8,800,000
Eni Spa  1,000,000  4,777,503
Falcon Drilling, Inc. (a)  190,000  6,721,250
Global Industries Ltd. (a)  331,600  5,968,800
Halliburton Co.   158,970  9,001,676
Marine Drilling Companies, Inc. (a)  370,000  5,133,750
Nabors Industries, Inc. (a)  230,000  3,823,750
Noble Drilling Corp.   250,000  4,656,250
Numar Corp. (a)  200,000  3,200,000
Pool Energy Services Co. (a)  120,000  1,770,000
Schlumberger Ltd.   101,000  10,011,625
Serv-Tech, Inc. (a)  31,800  99,375
Tidewater, Inc.   124,900  5,464,375
Transocean Offshore, Inc.   148,905  9,418,241
Weatherford Enterra, Inc. (a)  200,000  5,800,000
Western Atlas, Inc. (a)  100,000  6,937,500
  119,314,633
OIL & GAS - 28.3%
Amerada Hess Corp.   116,000  6,423,500
Amoco Corp.   50,000  3,787,500
Anadarko Petroleum Corp.   83,000  5,280,875
Barrett Resources Corp. (a)  162,000  6,216,750
Beau Canada Exploration Ltd. (a)  1,400,000  2,562,666
Belco Oil & Gas Corp. (a)  120,000  2,985,000
Belden & Blake Corp. (a)  165,000  4,372,500
British Petroleum PLC ADR  43,399  5,582,196
Burlington Resources, Inc.   100,200  5,047,575
Canadian Natural Resources Ltd. (a)  100,000  2,487,952
Chesapeake Energy Corp. (a)  115,000  6,698,750
Chieftain International, Inc. (a)  250,000  5,864,993
Coastal Corp. (The)  30,000  1,290,000
Comstock Resources, Inc. (a)  100,000  1,287,500
Devon Energy Corp.   100,000  3,487,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Enron Oil & Gas Co.   135,000 $ 3,476,250
Flores & Rucks, Inc. (a)  160,000  7,560,000
Forcenergy Gas Exploration, Inc. (a)  240,800  6,591,900
KCS Group, Inc.   73,000  3,148,125
Kerr-McGee Corp.   85,000  5,333,750
Louisiana Land & Exploration Co.   113,400  6,449,625
Markwest Hydrocarbon, Inc. (a)  88,000  913,000
Mobil Corp.   20,000  2,335,000
National-Oilwell, Inc.   1,000  23,250
Newfield Exploration Co. (a)  60,700  2,868,075
Newport Petroleum Corp. (a)  50,000  263,364
Noble Affiliates, Inc.   60,000  2,610,000
Occidental Petroleum Corp.   366,400  8,976,800
Oryx Energy Co. (a)  100,000  1,925,000
Penn West Petroleum Ltd. (a)  100,000  915,238
Pogo Producing Co.   85,300  3,785,188
Renaissance Energy Ltd. (a)  210,000  6,668,161
Santa Fe Energy Resources, Inc. (a)  385,000  5,486,250
Stone Energy Corp. (a)  102,500  2,152,500
Texaco, Inc.   20,000  2,032,500
Tosco Corp.   71,400  4,007,325
Total SA sponsored ADR  282,000  10,998,000
Union Pacific Resources Group, Inc.   213,520  5,871,800
Unit Corp. (a)  250,000  2,000,000
United Meridian Corp. (a)  286,400  13,496,600
Vastar Resources, Inc.   102,000  3,786,750
Vintage Petroleum, Inc.   151,000  4,454,500
YPF Sociedad Anonima sponsored ADR representing
Class D shares  150,000  3,412,500
  184,916,708
TOTAL ENERGY   304,231,341
FINANCE - 0.9%
FEDERAL SPONSORED CREDIT - 0.9%
Federal National Mortgage Association  145,000  5,673,125
HOLDING COMPANIES - 0.7%
Norfolk Southern Corp.   50,000  4,456,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 0.7%
Advanced Lighting Technologies, Inc. (a)  42,000 $ 787,500
Anixter International, Inc. (a)  238,000  3,540,250
  4,327,750
POLLUTION CONTROL - 1.6%
USA Waste Services, Inc. (a)  114,000  3,648,000
WMX Technologies, Inc.   100,000  3,437,500
Zurn Industries, Inc.   135,000  3,391,875
  10,477,375
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   14,805,125
NONDURABLES - 0.6%
AGRICULTURE - 0.6%
Pioneer Hi-Bred International, Inc.   60,000  4,027,500
TOBACCO - 0.0%
Schweitzer-Mauduit International, Inc.   2,600  79,950
TOTAL NONDURABLES   4,107,450
PRECIOUS METALS - 12.0%
Agnico Eagle Mines Ltd.   125,000  1,751,090
Barrick Gold Corp.   325,000  8,522,918
Bre-X Minerals Ltd. (a)  1,000,000  16,735,777
Bro-X Minerals Ltd.   100,000  291,382
Compania de Minas Buenaventura SA Class B
sponsored ADR (a)  156,400  2,619,700
De Beers Consolidated Mines Ltd. ADR  135,000  3,982,500
Driefontein Consolidated Ltd. ADR  100,000  1,318,750
Euro-Nevada Mining Corp. Ltd.   295,400  8,739,841
Franco Nevada Mining Corp.   50,000  2,148,007
Getchell Gold Corp. (a)  175,000  7,787,500
Greenstone Resources Ltd. (a)  350,000  4,445,441
Mentor Exploration & Development Co. Ltd. (a)  160,000  1,637,715
Meridian Gold, Inc. Installment Receipt (c)  1,000,000  2,502,895
Newmont Mining Corp.   190,000  8,787,500
Randgold & Exploration Co. Ltd.   130,900  1,003,706
Santa Fe Pacific Gold Corp.   100,000  1,187,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - CONTINUED
Stillwater Mining Co. (a)  120,000 $ 2,070,000
Sudbury Contact Mines Ltd. (a)  140,000  1,098,285
Western Areas Gold Mining Ltd. Ord. (a)  97,300  1,502,503
  78,133,010
TECHNOLOGY - 2.5%
COMPUTERS & OFFICE EQUIPMENT - 1.0%
Ingram Micro, Inc. Class A  2,000  36,000
Hewlett-Packard Co.   145,000  6,398,125
  6,434,125
ELECTRONIC INSTRUMENTS - 1.5%
KLA Instruments Corp. (a)  175,000  4,243,750
Teradyne, Inc. (a)  375,000  5,953,125
  10,196,875
TOTAL TECHNOLOGY   16,631,000
TRANSPORTATION - 2.6%
RAILROADS - 2.6%
Burlington Northern Santa Fe Corp.   25,000  2,059,375
CSX Corp.   286,500  12,355,313
Union Pacific Corp.   50,000  2,806,250
  17,220,938
TOTAL COMMON STOCKS
(Cost $534,049,682)   625,874,118
CASH EQUIVALENTS - 4.3%
 SHARES

Taxable Central Cash Fund (b)  27,981,495  27,981,495
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $562,031,177)  $ 653,855,613
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.33%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Purchased on an installment basis. Market value reflects only those payments made through October 31, 1996. The remaining installment aggregating CAD 2,500,000 is due July 31, 1997.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  79.9%
Canada  13.0
France  2.4
South Africa  1.4
Others (individually less than 1%)  3.3
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $562,052,367. Net unrealized appreciation aggregated $91,803,246, of which $103,164,764 related to appreciated investment securities and $11,361,518 related to depreciated investment securities. The fund hereby designates approximately $7,167,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS OCTOBER 31, 1996

Investment in securities, at value (cost $562,031,177) -                   $ 653,855,613
See accompanying schedule

Receivable for investments sold                                             6,742,290

Receivable for fund shares sold                                             2,158,369

Dividends receivable                                                        508,358

Other receivables                                                           9,284

Prepaid expenses                                                            16,768

 TOTAL ASSETS                                                               663,290,682

LIABILITIES

Payable for investments purchased                           $ 10,889,336

Payable for fund shares redeemed                             1,083,019

Accrued management fee                                       304,684

Distribution fees payable                                    273,570

Other payables and accrued expenses                          248,835

 TOTAL LIABILITIES                                                          12,799,444

NET ASSETS                                                                 $ 650,491,238

Net Assets consist of:

Paid in capital                                                            $ 509,564,904

Undistributed net investment income                                         376,703

Accumulated undistributed net realized gain (loss) on                       48,725,098
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               91,824,533
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                 $ 650,491,238

CALCULATION OF MAXIMUM OFFERING PRICE                                       $25.11
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,609,170 (divided by) 64,082 shares)

Maximum offering price per share (100/94.75 of $25.11)                      $26.50

CLASS B:                                                                    $24.88
NET ASSET VALUE and offering price per share
 ($36,106,231 (divided by) 1,451,038 shares) A

CLASS T:                                                                    $25.12
NET ASSET VALUE and redemption price per share
 ($602,915,345 (divided by) 23,997,736 shares)

Maximum offering price per share (100/96.50 of $25.12)                      $26.03

INSTITUTIONAL CLASS:                                                        $25.17
NET ASSET VALUE, offering price and redemption price
 per share ($9,860,492 (divided by) 391,772 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

INVESTMENT INCOME YEAR ENDED OCTOBER 31, 1996

Dividends                                                                $ 5,636,422

Interest                                                                  1,624,764

 TOTAL INCOME                                                             7,261,186

EXPENSES

Management fee                                             $ 3,344,653

Transfer agent fees                                         320
Class A

 Class B                                                    47,470

 Class T                                                    1,065,112

 Institutional Class                                        10,859

Distribution fees                                           344
Class A

 Class B                                                    164,177

 Class T                                                    2,272,463

Accounting fees and expenses                                323,423

Non-interested trustees' compensation                       1,646

Custodian fees and expenses                                 75,676

Registration fees                                           9,352
Class A

 Class B                                                    31,266

 Class T                                                    74,812

 Institutional Class                                        28,751

Audit                                                       35,509

Legal                                                       8,368

Miscellaneous                                               19,011

 Total expenses before reductions                           7,513,212

 Expense reductions                                         (161,412)     7,351,800

NET INVESTMENT INCOME (LOSS)                                              (90,614)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      49,757,639

 Foreign currency transactions                              (3,322)       49,754,317

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      74,826,891

 Assets and liabilities in foreign currencies               (163)         74,826,728

NET GAIN (LOSS)                                                           124,581,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 124,490,431
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ (90,614)      $ (685,143)
Net investment income (loss)

 Net realized gain (loss)                                  49,754,317      11,238,410

 Change in net unrealized appreciation (depreciation)      74,826,728      12,904,308

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           124,490,431     23,457,575
FROM OPERATIONS

Distributions to shareholders
From net realized gain

  Class B                                                  (127,176)       -

  Class T                                                  (10,063,536)    (3,086,044)

  Institutional Class                                      (30,367)        -

 TOTAL DISTRIBUTIONS                                       (10,221,079)    (3,086,044)

Share transactions - net increase (decrease)               260,016,652     56,472,708

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  374,286,004     76,844,239

NET ASSETS

 Beginning of period                                       276,205,234     199,360,995

 End of period (including undistributed net investment    $ 650,491,238   $ 276,205,234
income (loss) of $376,703 and $(408), respectively)

FINANCIAL HIGHLIGHTS - CLASS A
                                                                    YEAR ENDED
                                                                    OCTOBER 31,

                                                                    1996 G

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 23.65

Income from Investment Operations

 Net investment income (loss)                                        .00

 Net realized and unrealized gain (loss)                             1.46

 Total from investment operations                                    1.46

Net asset value, end of period                                      $ 25.11

TOTAL RETURN B, C                                                    6.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 1,609

Ratio of expenses to average net assets                              1.66% A,
                                                                     E

Ratio of expenses to average net assets after expense reductions     1.58% A,
                                                                     F

Ratio of net investment income (loss) to average net assets          (.01)%
                                                                    A

Portfolio turnover                                                   137%

Average commission rate H                                           $ .0337

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1996                      1995 G

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 19.23                   $ 18.87

Income from Investment Operations

 Net investment income (loss)                                        (.15)                     (.03)

 Net realized and unrealized gain (loss)                             6.49                      .39

 Total from investment operations                                    6.34                      .36

Less Distributions

 From net realized gain                                              (.69)                     -

Net asset value, end of period                                      $ 24.88                   $ 19.23

TOTAL RETURN B, C                                                    33.87%                    1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 36,106                  $ 2,508

Ratio of expenses to average net assets                              2.28%                     2.23% A,
                                                                                               E

Ratio of expenses to average net assets after expense reductions     2.24% F                   2.21% A,
                                                                                               F

Ratio of net investment income (loss) to average net assets          (.68)%                    (.67)%
                                                                                              A

Portfolio turnover                                                   137%                      161%

Average commission rate H                                           $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

                                  YEARS ENDED OCTOBER 31,

                                  1996                      1995        1994 E      1993       1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 19.25                   $ 17.56     $ 17.59     $ 13.88    $ 14.11
of period

Income from Investment
Operations

 Net investment income (loss)      .00 D                     (.05) D     (.11) D     .22        (.10)

 Net realized and unrealized       6.56                      2.00        .76         4.91       .79
 gain (loss)

 Total from investment             6.56                      1.95        .65         5.13       .69
 operations

Less Distributions

 From net realized gain            (.69)                     (.26)       (.68)       (1.42)     (.92)

Net asset value, end of period    $ 25.12                   $ 19.25     $ 17.56     $ 17.59    $ 13.88

TOTAL RETURN A, B                  35.01%                    11.40%      3.97%       41.05%     5.97%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 602,915                 $ 272,979   $ 199,361   $ 40,309   $ 7,087
(000 omitted)

Ratio of expenses to average       1.59%                     1.86%       2.10%       2.63%      3.27%
net assets                                                  F                                  C

Ratio of expenses to average       1.56%                     1.84%       2.07%       2.62%      3.27%
net assets after expense          G                         G           G           G
reductions

Ratio of net investment income     .00%                      (.30)%      (.67)%      (1.18)%    (1.22)%
(loss) to average net assets

Portfolio turnover                 137%                      161%        125%        208%       248%

Average commission rate H         $ .0337


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1996                      1995 G

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 19.27                   $ 18.87

Income from Investment Operations

 Net investment income (loss)                                        .04                       (.01)

 Net realized and unrealized gain (loss)                             6.55                      .41

 Total from investment operations                                    6.59                      .40

Less Distributions

 From net realized gain                                              (.69)                     -

Net asset value, end of period                                      $ 25.17                   $ 19.27

TOTAL RETURN B, C                                                    35.13%                    2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 9,860                   $ 718

Ratio of expenses to average net assets                              1.44%                     1.68% A,
                                                                                               E

Ratio of expenses to average net assets after expense reductions     1.39% F                   1.66% A,
                                                                                               F

Ratio of net investment income (loss) to average net assets          .17%                      (.13)%
                                                                                              A

Portfolio turnover                                                   137%                      161%

Average commission rate H                                           $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Natural Resources Fund (the fund) (formerly Fidelity Advisor Global Resources Fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an exemptive order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $844,334,385 and $596,480,708, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
 .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .72% of average net assets. Effective September 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from .45% to .30%.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A, Class B, and Class T shares, respectively. For the period, the fund paid FDC $344, $164,177, and $2,272,463 under the Class A, Class B, and Class T Plans, of which $344, $41,044, and $2,199,691 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $61,535 and $3,256,662 on sales of Class A and Class T shares of the fund, of which $55,384 and $2,725,846 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $21,872 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .22%, .29%, .24%, and .17% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $299,285 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.75% of the average net assets for Class A. For the period, the reimbursement reduced expenses by $8,444.
In addition, FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $134.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $145,793 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $3,215 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $3,021 and $805, respectively, under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class were as follows:

                                 SHARES                        DOLLARS

                                 YEARS ENDED                   YEARS ENDED
                                 OCTOBER 31,                   OCTOBER 31,

                                 1996 A         1995 B         1996 A           1995 B



CLASS A                           68,176         -             $ 1,669,719      $ -
Shares sold

Shares redeemed                   (4,094)        -              (102,601)        -

Net increase (decrease)           64,082         -             $ 1,567,118      $ -

CLASS B                           1,475,147      131,062       $ 33,567,815     $ 2,593,820
Shares sold

Reinvestment of distributions     5,653          -              112,491          -

Shares redeemed                   (160,185)      (639)          (3,677,194)      (12,702)

Net increase (decrease)           1,320,615      130,423       $ 30,003,112     $ 2,581,118

CLASS T                           16,012,851     7,829,216     $ 364,247,050    $ 140,936,888
Shares sold

Reinvestment of distributions     462,106        172,755        9,214,395        2,772,967

Shares redeemed                   (6,657,398)    (5,174,557)    (152,716,059)    (90,539,239)

Net increase (decrease)           9,817,559      2,827,414     $ 220,745,386    $ 53,170,616

INSTITUTIONAL CLASS               759,537        38,128        $ 17,292,506     $ 737,951
Shares sold

Reinvestment of distributions     1,464          -              29,239           -

Shares redeemed                   (406,499)      (858)          (9,620,709)      (16,977)

Net increase (decrease)           354,502        37,270        $ 7,701,036      $ 720,974


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Natural Resources Fund (formerly Fidelity Advisor Global Resources Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor Natural Resources Fund (formerly Fidelity Advisor Global Resources Fund), including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor Natural Resources Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Natural Resources voted to pay on December 9, 1996, to shareholders of record at the opening of business on December 6, 1996, a distribution of $1.57 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.07 per share from net investment income.
A total of 22% of the dividends distributed during the fiscal year qualifies for the dividends received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)


(2_FIDELITY_LOGOS)FIDELITY ADVISOR
(registered trademark)

NATURAL RESOURCES
FUND (FORMERLY FIDELITY ADVISOR GLOBAL RESOURCES FUND) - CLASS A, CLASS T (FORMERLY CLASS A), AND CLASS B
ANNUAL REPORT
OCTOBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the fund has done over time.

FUND TALK                10   The manager's review of fund
                              performance, strategy and outlook.

INVESTMENT CHANGES       13   A summary of major shifts in the
                              fund's investments over the past six
                              months.

INVESTMENTS              14   A complete list of the fund's
                              investments with their market
                              values.

FINANCIAL STATEMENTS     21   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    28   Notes to the financial statements.

REPORT OF INDEPENDENT    34   The auditors' opinion.
ACCOUNTANTS

DISTRIBUTIONS            35


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC,
FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND
EXPENSES,
CONTACT YOUR INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU
INVEST OR SEND MONEY.
PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks have managed to post solid returns through the first 10 months of 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in bond markets so far this year. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term, as we witnessed last year. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d
ADVISOR NATURAL RESOURCES FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.25% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T's 0.50% 12b-1 fee (0.65% prior to January 1, 1996). If Fidelity had not reimbursed certain class expenses, the past one year, past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5    LIFE OF
                                            YEAR     YEARS     FUND

Advisor Natural Resources - Class           34.96%   133.62%   307.50%
A

Advisor Natural Resources - Class A         27.87%   121.36%   286.10%
 (incl. max. 5.25% sales charge)

S&P 500(registered trademark)               24.10%   106.02%   276.35%

Natural Resources Funds Average             39.65%   76.85%    n/a

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class A's performance stacked up against its peers, you can compare it to the natural resources funds average, which reflects the performance of 38 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996        PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

Advisor Natural Resources - Class A   34.96%   18.50%   17.21%

Advisor Natural Resources - Class A   27.87%   17.22%   16.49%
 (incl. max. 5.25% sales charge)

S&P 500                               24.10%   15.55%   16.16%

Natural Resources Funds Average       39.65%   11.79%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' actual (or cumulative) return and show you what would have happened if Class A shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961111 131334 S00000000000001
             FA Natural Resource -CL A   SP Standard & Poor 500
             00247                       SP001
  1987/12/29       9475.00                    10000.00
  1987/12/31       9456.05                    10064.43
  1988/01/31       9361.30                    10488.14
  1988/02/29      10071.93                    10976.89
  1988/03/31      10346.70                    10637.70
  1988/04/30      10517.25                    10755.78
  1988/05/31      10346.70                    10849.36
  1988/06/30      11028.90                    11347.34
  1988/07/31      10981.53                    11304.22
  1988/08/31      10687.80                    10919.88
  1988/09/30      10640.43                    11385.07
  1988/10/31      10867.83                    11701.57
  1988/11/30      10621.48                    11534.24
  1988/12/31      10978.60                    11736.09
  1989/01/31      11865.96                    12595.17
  1989/02/28      11690.55                    12281.55
  1989/03/31      11917.56                    12567.71
  1989/04/30      12289.01                    13219.97
  1989/05/31      12577.92                    13755.38
  1989/06/30      12536.65                    13676.98
  1989/07/31      13444.65                    14912.01
  1989/08/31      13847.06                    15204.28
  1989/09/30      13475.61                    15141.94
  1989/10/31      13000.97                    14790.65
  1989/11/30      13578.79                    15092.38
  1989/12/31      14616.67                    15454.60
  1990/01/31      13694.70                    14417.59
  1990/02/28      14335.58                    14603.58
  1990/03/31      14605.43                    14990.58
  1990/04/30      13840.87                    14615.81
  1990/05/31      15246.31                    16040.85
  1990/06/30      15055.17                    15931.78
  1990/07/31      15797.25                    15880.79
  1990/08/31      15381.24                    14445.17
  1990/09/30      14897.76                    13741.69
  1990/10/31      13829.62                    13682.60
  1990/11/30      14054.49                    14566.50
  1990/12/31      13844.62                    14972.90
  1991/01/31      14301.42                    15625.72
  1991/02/28      16362.89                    16742.96
  1991/03/31      15976.36                    17148.14
  1991/04/30      16058.35                    17189.30
  1991/05/31      16831.40                    17931.87
  1991/06/30      15859.23                    17110.59
  1991/07/31      16386.31                    17907.95
  1991/08/31      16807.98                    18332.37
  1991/09/30      16152.06                    18026.21
  1991/10/31      16526.87                    18267.77
  1991/11/30      15191.60                    17531.58
  1991/12/31      15847.77                    19537.19
  1992/01/31      16831.94                    19173.80
  1992/02/29      17210.47                    19423.06
  1992/03/31      16781.47                    19044.31
  1992/04/30      17399.74                    19604.21
  1992/05/31      17866.59                    19700.27
  1992/06/30      17286.18                    19406.73
  1992/07/31      17980.15                    20200.47
  1992/08/31      17715.18                    19786.36
  1992/09/30      17891.83                    20019.84
  1992/10/31      17513.30                    20089.91
  1992/11/30      17740.41                    20774.97
  1992/12/31      17961.04                    21030.51
  1993/01/31      18536.80                    21207.16
  1993/02/28      19056.39                    21495.58
  1993/03/31      20320.27                    21949.14
  1993/04/30      21415.62                    21417.97
  1993/05/31      22468.85                    21991.97
  1993/06/30      22777.80                    22055.75
  1993/07/31      22468.85                    21967.52
  1993/08/31      23760.81                    22800.09
  1993/09/30      23634.42                    22624.53
  1993/10/31      24701.69                    23092.86
  1993/11/30      23774.85                    22873.48
  1993/12/31      24775.26                    23150.25
  1994/01/31      26281.67                    23937.36
  1994/02/28      25462.65                    23288.65
  1994/03/31      23897.75                    22273.27
  1994/04/30      24292.63                    22558.37
  1994/05/31      24614.39                    22928.32
  1994/06/30      24175.63                    22366.58
  1994/07/31      24994.64                    23100.20
  1994/08/31      26208.54                    24047.31
  1994/09/30      26076.92                    23458.15
  1994/10/31      25682.03                    23985.96
  1994/11/30      24000.12                    23112.39
  1994/12/31      24210.56                    23455.15
  1995/01/31      23734.97                    24063.34
  1995/02/28      24433.50                    25001.09
  1995/03/31      25800.82                    25738.87
  1995/04/30      26856.04                    26496.88
  1995/05/31      27227.60                    27555.96
  1995/06/30      28000.43                    28196.09
  1995/07/31      29174.55                    29131.07
  1995/08/31      29620.41                    29204.19
  1995/09/30      29873.07                    30436.60
  1995/10/31      28609.78                    30327.94
  1995/11/30      30066.28                    31659.34
  1995/12/31      31152.82                    32269.10
  1996/01/31      32336.81                    33367.54
  1996/02/29      33136.39                    33676.86
  1996/03/31      34151.24                    34001.17
  1996/04/30      36134.81                    34502.34
  1996/05/31      36811.37                    35392.16
  1996/06/30      36580.73                    35527.00
  1996/07/31      34597.16                    33957.42
  1996/08/31      36150.18                    34673.58
  1996/09/30      37687.84                    36625.01
  1996/10/31      38610.43                    37635.13
IMATRL PRASUN   SHR__CHT 19961031 19961111 131336 R00000000000110

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class A on December 29, 1987, when the fund started, and paid the current maximum 5.25% sales charge. As the chart shows, by October 31, 1996, the value of the investment would have grown to $38,610 - a 286.10% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $37,635 - a 276.35% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
growth in the long run and
volatility in the short run. Foreign
stocks involve greater risks, due
to political and economic
uncertainties. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
ADVISOR NATURAL RESOURCES FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower. Effective January 1, 1996, the maximum 4.75% sales charge on Class T shares was reduced to 3.50%.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5    LIFE OF
                                            YEAR     YEARS     FUND

Advisor Natural Resources - Class           35.01%   133.72%   307.66%
T

Advisor Natural Resources - Class T         30.28%   125.54%   293.39%
 (incl. max. 3.50% sales charge)

S&P 500(registered trademark)               24.10%   106.02%   276.35%

Natural Resources Funds Average             39.65%   76.85%    n/a

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class T's performance stacked up against its peers, you can compare it to the natural resources funds average, which reflects the performance of 38 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996        PAST 1   PAST 5   LIFE OF
                                      YEAR     YEARS    FUND

Advisor Natural Resources - Class T   35.01%   18.51%   17.21%

Advisor Natural Resources - Class T   30.28%   17.66%   16.74%
 (incl. max. 3.50% sales charge)

S&P 500                               24.10%   15.55%   16.16%

Natural Resources Funds Average       39.65%   11.79%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' actual (or cumulative) return and show you what would have happened if Class T shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961111 131732 S00000000000001
             FA Natural Resource -CL T   SP Standard & Poor 500
             00166                       SP001
  1987/12/29       9650.00                    10000.00
  1987/12/31       9630.70                    10064.43
  1988/01/31       9534.20                    10488.14
  1988/02/29      10257.95                    10976.89
  1988/03/31      10537.80                    10637.70
  1988/04/30      10711.50                    10755.78
  1988/05/31      10537.80                    10849.36
  1988/06/30      11232.60                    11347.34
  1988/07/31      11184.35                    11304.22
  1988/08/31      10885.20                    10919.88
  1988/09/30      10836.95                    11385.07
  1988/10/31      11068.55                    11701.57
  1988/11/30      10817.65                    11534.24
  1988/12/31      11181.37                    11736.09
  1989/01/31      12085.12                    12595.17
  1989/02/28      11906.47                    12281.55
  1989/03/31      12137.67                    12567.71
  1989/04/30      12515.99                    13219.97
  1989/05/31      12810.23                    13755.38
  1989/06/30      12768.20                    13676.98
  1989/07/31      13692.97                    14912.01
  1989/08/31      14102.81                    15204.28
  1989/09/30      13724.50                    15141.94
  1989/10/31      13241.09                    14790.65
  1989/11/30      13829.59                    15092.38
  1989/12/31      14886.64                    15454.60
  1990/01/31      13947.63                    14417.59
  1990/02/28      14600.36                    14603.58
  1990/03/31      14875.19                    14990.58
  1990/04/30      14096.50                    14615.81
  1990/05/31      15527.91                    16040.85
  1990/06/30      15333.24                    15931.78
  1990/07/31      16089.02                    15880.79
  1990/08/31      15665.32                    14445.17
  1990/09/30      15172.92                    13741.69
  1990/10/31      14085.05                    13682.60
  1990/11/30      14314.08                    14566.50
  1990/12/31      14100.32                    14972.90
  1991/01/31      14565.56                    15625.72
  1991/02/28      16665.10                    16742.96
  1991/03/31      16271.44                    17148.14
  1991/04/30      16354.95                    17189.30
  1991/05/31      17142.27                    17931.87
  1991/06/30      16152.15                    17110.59
  1991/07/31      16688.96                    17907.95
  1991/08/31      17118.41                    18332.37
  1991/09/30      16450.38                    18026.21
  1991/10/31      16832.11                    18267.77
  1991/11/30      15472.18                    17531.58
  1991/12/31      16140.47                    19537.19
  1992/01/31      17142.82                    19173.80
  1992/02/29      17528.34                    19423.06
  1992/03/31      17091.42                    19044.31
  1992/04/30      17721.10                    19604.21
  1992/05/31      18196.58                    19700.27
  1992/06/30      17605.45                    19406.73
  1992/07/31      18312.24                    20200.47
  1992/08/31      18042.37                    19786.36
  1992/09/30      18222.28                    20019.84
  1992/10/31      17836.76                    20089.91
  1992/11/30      18068.07                    20774.97
  1992/12/31      18292.77                    21030.51
  1993/01/31      18879.17                    21207.16
  1993/02/28      19408.36                    21495.58
  1993/03/31      20695.58                    21949.14
  1993/04/30      21811.16                    21417.97
  1993/05/31      22883.84                    21991.97
  1993/06/30      23198.50                    22055.75
  1993/07/31      22883.84                    21967.52
  1993/08/31      24199.66                    22800.09
  1993/09/30      24070.94                    22624.53
  1993/10/31      25157.92                    23092.86
  1993/11/30      24213.97                    22873.48
  1993/12/31      25232.86                    23150.25
  1994/01/31      26767.08                    23937.36
  1994/02/28      25932.94                    23288.65
  1994/03/31      24339.13                    22273.27
  1994/04/30      24741.31                    22558.37
  1994/05/31      25069.01                    22928.32
  1994/06/30      24622.14                    22366.58
  1994/07/31      25456.29                    23100.20
  1994/08/31      26692.61                    24047.31
  1994/09/30      26558.55                    23458.15
  1994/10/31      26156.37                    23985.96
  1994/11/30      24443.40                    23112.39
  1994/12/31      24657.72                    23455.15
  1995/01/31      24173.35                    24063.34
  1995/02/28      24884.78                    25001.09
  1995/03/31      26277.35                    25738.87
  1995/04/30      27352.06                    26496.88
  1995/05/31      27730.48                    27555.96
  1995/06/30      28517.59                    28196.09
  1995/07/31      29713.39                    29131.07
  1995/08/31      30167.49                    29204.19
  1995/09/30      30424.82                    30436.60
  1995/10/31      29138.19                    30327.94
  1995/11/30      30621.59                    31659.34
  1995/12/31      31728.20                    32269.10
  1996/01/31      32934.06                    33367.54
  1996/02/29      33748.41                    33676.86
  1996/03/31      34782.00                    34001.17
  1996/04/30      36802.21                    34502.34
  1996/05/31      37491.27                    35392.16
  1996/06/30      37256.36                    35527.00
  1996/07/31      35236.15                    33957.42
  1996/08/31      36817.87                    34673.58
  1996/09/30      38399.58                    36625.01
  1996/10/31      39339.21                    37635.13
IMATRL PRASUN   SHR__CHT 19961031 19961111 131735 R00000000000110

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class T on December 29, 1987, when the fund started, and paid the current maximum 3.50% sales charge. As the chart shows, by October 31, 1996, the value of the investment would have grown to $39,339 - a 293.39% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $37,635 - a 276.35% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
growth in the long run and
volatility in the short run. Foreign
stocks involve greater risks, due
to political and economic
uncertainties. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
ADVISOR NATURAL RESOURCES FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A class' total return includes changes in share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). The initial offering of Class B shares took place on July 3, 1995. Class B shares bear a 1.00% 12b-1/shareholder service fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T's prior 0.65% 12b-1 fee. Had Class B's 12b-1 fee been reflected, returns prior to July 3, 1995 would have been lower. Class B's contingent deferred sales charges included in the past one year, past five years and life of fund total return figures are 4%, 1% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5    LIFE OF
                                            YEAR     YEARS     FUND

Advisor Natural Resources - Class           33.87%   131.50%   303.79%
B

Advisor Natural Resources - Class B         29.87%   130.50%   303.79%
 (incl. contingent deferred sales
charge)

S&P 500(registered trademark)               24.10%   106.02%   276.35%

Natural Resources Funds Average             39.65%   76.85%    n/a

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years, or since the fund started on December 29, 1987. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how Class B's performance stacked up against its peers, you can compare it to the natural resources funds average, which reflects the performance of 38 mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. over the past 12 months. Both benchmarks include reinvested dividends and capital gains, if any, and exclude the effects of sales charges.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1996              PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Advisor Natural Resources - Class B         33.87%   18.28%   17.08%

Advisor Natural Resources - Class B         29.87%   18.18%   17.08%
 (incl. contingent deferred sales charge)

S&P 500                                     24.10%   15.55%   16.16%

Natural Resources Funds Average             39.65%   11.79%   n/a

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' actual (or cumulative) return and show you what would have happened if Class B shares had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961031 19961111 131452 S00000000000001
             FA Natural Resource -CL B   SP Standard & Poor 500
             00656                       SP001
  1987/12/29      10000.00                    10000.00
  1987/12/31       9980.00                    10064.43
  1988/01/31       9880.00                    10488.14
  1988/02/29      10630.00                    10976.89
  1988/03/31      10920.00                    10637.70
  1988/04/30      11100.00                    10755.78
  1988/05/31      10920.00                    10849.36
  1988/06/30      11640.00                    11347.34
  1988/07/31      11590.00                    11304.22
  1988/08/31      11280.00                    10919.88
  1988/09/30      11230.00                    11385.07
  1988/10/31      11470.00                    11701.57
  1988/11/30      11210.00                    11534.24
  1988/12/31      11586.91                    11736.09
  1989/01/31      12523.44                    12595.17
  1989/02/28      12338.32                    12281.55
  1989/03/31      12577.89                    12567.71
  1989/04/30      12969.93                    13219.97
  1989/05/31      13274.85                    13755.38
  1989/06/30      13231.29                    13676.98
  1989/07/31      14189.61                    14912.01
  1989/08/31      14614.32                    15204.28
  1989/09/30      14222.28                    15141.94
  1989/10/31      13721.34                    14790.65
  1989/11/30      14331.18                    15092.38
  1989/12/31      15426.57                    15454.60
  1990/01/31      14453.51                    14417.59
  1990/02/28      15129.90                    14603.58
  1990/03/31      15414.70                    14990.58
  1990/04/30      14607.77                    14615.81
  1990/05/31      16091.10                    16040.85
  1990/06/30      15889.36                    15931.78
  1990/07/31      16672.56                    15880.79
  1990/08/31      16233.50                    14445.17
  1990/09/30      15723.23                    13741.69
  1990/10/31      14595.91                    13682.60
  1990/11/30      14833.24                    14566.50
  1990/12/31      14611.74                    14972.90
  1991/01/31      15093.85                    15625.72
  1991/02/28      17269.54                    16742.96
  1991/03/31      16861.60                    17148.14
  1991/04/30      16948.13                    17189.30
  1991/05/31      17764.01                    17931.87
  1991/06/30      16737.98                    17110.59
  1991/07/31      17294.26                    17907.95
  1991/08/31      17739.29                    18332.37
  1991/09/30      17047.02                    18026.21
  1991/10/31      17442.60                    18267.77
  1991/11/30      16033.35                    17531.58
  1991/12/31      16725.88                    19537.19
  1992/01/31      17764.58                    19173.80
  1992/02/29      18164.09                    19423.06
  1992/03/31      17711.32                    19044.31
  1992/04/30      18363.84                    19604.21
  1992/05/31      18856.56                    19700.27
  1992/06/30      18243.99                    19406.73
  1992/07/31      18976.41                    20200.47
  1992/08/31      18696.76                    19786.36
  1992/09/30      18883.19                    20019.84
  1992/10/31      18483.69                    20089.91
  1992/11/30      18723.39                    20774.97
  1992/12/31      18956.24                    21030.51
  1993/01/31      19563.91                    21207.16
  1993/02/28      20112.29                    21495.58
  1993/03/31      21446.19                    21949.14
  1993/04/30      22602.24                    21417.97
  1993/05/31      23713.83                    21991.97
  1993/06/30      24039.89                    22055.75
  1993/07/31      23713.83                    21967.52
  1993/08/31      25077.37                    22800.09
  1993/09/30      24943.98                    22624.53
  1993/10/31      26070.39                    23092.86
  1993/11/30      25092.19                    22873.48
  1993/12/31      26148.04                    23150.25
  1994/01/31      27737.91                    23937.36
  1994/02/28      26873.51                    23288.65
  1994/03/31      25221.90                    22273.27
  1994/04/30      25638.66                    22558.37
  1994/05/31      25978.24                    22928.32
  1994/06/30      25515.17                    22366.58
  1994/07/31      26379.57                    23100.20
  1994/08/31      27660.73                    24047.31
  1994/09/30      27521.81                    23458.15
  1994/10/31      27105.05                    23985.96
  1994/11/30      25329.95                    23112.39
  1994/12/31      25552.05                    23455.15
  1995/01/31      25050.10                    24063.34
  1995/02/28      25787.33                    25001.09
  1995/03/31      27230.42                    25738.87
  1995/04/30      28344.11                    26496.88
  1995/05/31      28736.25                    27555.96
  1995/06/30      29551.91                    28196.09
  1995/07/31      30775.39                    29131.07
  1995/08/31      31245.96                    29204.19
  1995/09/30      31481.25                    30436.60
  1995/10/31      30163.65                    30327.94
  1995/11/30      31669.48                    31659.34
  1995/12/31      32767.57                    32269.10
  1996/01/31      34017.25                    33367.54
  1996/02/29      34828.73                    33676.86
  1996/03/31      35867.42                    34001.17
  1996/04/30      37912.35                    34502.34
  1996/05/31      38593.99                    35392.16
  1996/06/30      38318.09                    35527.00
  1996/07/31      36224.47                    33957.42
  1996/08/31      37814.97                    34673.58
  1996/09/30      39421.70                    36625.01
  1996/10/31      40379.25                    37635.13
IMATRL PRASUN   SHR__CHT 19961031 19961111 131454 R00000000000110

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Natural Resources Fund - Class B on December 29, 1987, when the fund started. As the chart shows, by October 31, 1996, the value of the investment would have grown to $40,379 - a 303.79% increase on the initial investment. For comparison, look at how the S&P 500 did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $37,635 - a 276.35% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. The stock market, for
example, has a history of
growth in the long run and
volatility in the short run. Foreign
stocks involve greater risks, due
to political and economic
uncertainties. In turn, the share
price and return of a fund that
invests in stocks will vary. That
means if you sell your shares
during a market downturn, you
might lose money. But if you
can ride out the market's ups
and downs, you may have a
gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Paced by the robust performance
of blue chip stocks, the U.S. stock
market posted strong gains for the
year that ended October 31, 1996.
The Standard & Poor's 500 Index
returned 24.10% during the period
- well above its long-term
average of about 12%. The stock
market spent much of the past
year breaking price and trading
volume records. Solid corporate
earnings reports, large cash
inflows into mutual funds,
widespread optimism and a
generally favorable interest rate
environment propelled share prices
higher. Large capitalization stocks
thrived as investors sought their
lower volatility and higher degree of
liquidity over smaller cap stocks in
an environment where it was
sometimes difficult to discern the
health of the economy. The Dow
Jones Industrial Average closed
above 6000 for the first time in
October. While short-term
confusion over the direction of
interest rates created a volatile
backdrop in the summer months,
stocks rallied again when the
Federal Reserve Board left
short-term interest rates unchanged
and it appeared inflation would not
be an issue for the remainder of
1996. Smaller-company stocks
posted strong gains at the
beginning of 1996, but trended
downward in the spring and summer
because their earnings tend to be
more affected by the higher
borrowing costs brought on by
higher rates. When interest rate
fears subsided, these stocks
rebounded, only to fade toward the
end of the period due to earnings
concerns and a general flight to
quality.
NOTE TO SHAREHOLDERS: Steve Dufour became Portfolio Manager of Fidelity Advisor Natural Resources Fund on August 30, 1996.
Q. STEVE, HOW HAS THE FUND PERFORMED?
A. For the 12 months ended October 31, 1996, the fund's Class A, Class T and Class B shares had total returns of 34.96%, 35.01% and 33.87%, respectively. During the same 12-month period, the natural resources funds average tracked by Lipper Analytical Services returned 39.65%. The Standard & Poor's 500 Index returned 24.10% for the same period.
Q. WHAT CHANGES HAVE YOU MADE SINCE YOU BEGAN MANAGING THE FUND IN AUGUST?
A. I significantly added to the fund's holdings in the energy sector. By the end of the period, the fund's stake in energy companies had grown to nearly half of its investments, compared to six months ago, when energy stocks represented just over a quarter of the fund's holdings. During the first half of 1996, investors were worried that Iraq - which so far has been banned from doing so - would be allowed to sell its oil in the world market. In anticipation that the supply of oil would rise significantly because of Iraq's potential re-entry, oil prices remained low. When it became clear that the ban against Iraq wasn't going to be lifted over the near-term, energy prices began to rise. Meanwhile, stronger-than-expected global economic growth translated into higher-than-anticipated demand for oil.
Q. WHICH TYPES OF COMPANIES WITHIN THE ENERGY SECTOR DID YOU ADD?
A. I emphasized exploration and production (E&P) companies and energy services companies because I believed these companies had the most to gain from the rising price of oil. In the E&P sector, I added to the fund's holdings in United Meridian, a medium-sized company with very attractive acreage in Equatorial Guinea, and Union Pacific Resources, which was recently spun out from its parent. Both stocks have performed quite well over the past six months. Chesapeake Energy, one of the strongest contributors to the fund's performance over the past year, has had a lot of exploration success this year. In the energy services area, I added to holdings in Schlumberger and Halliburton. As the price of oil rose, there was more interest in drilling new wells and extracting more oil from existing wells. Generally speaking, energy services companies continued to see strong current results as the capital expenditures of E&P companies rose.
Q. WHAT OTHER CHANGES HAVE YOU MADE?
A. Since taking over the fund, I added to the fund's holdings in gold stocks, such as Newmont Mining and Barrick Gold. I bought them at a time when they were cheap, meaning that I believed their business prospects were much better than their stock prices reflected. The price of gold has languished for much of the year. But if history is any indication, demand resulting from higher jewelry sales during the holidays could help the price of gold over the next several months.
Q. STEVE, WE UNDERSTAND THAT THERE ARE SOME UPCOMING CHANGES TO THE FUND'S INVESTMENT POLICIES.
A. Yes, effective January 2, 1997, the fund's ability to invest in below investment-grade quality bonds will be limited to 5% of its total assets, down from 35%. Further, there will be a change in the amount the fund is required to invest in natural resource stocks. The fund normally invests at least 80%, up from 65%, of its assets in securities of foreign and domestic companies that own or develop natural resources, or supply goods and services to such companies, or in physical commodities. These changes do not impact the way in which I am currently managing the fund.
Q. WHAT'S YOUR OUTLOOK?
A. In my view, the current outlook for energy and energy services stocks is favorable. But there are a lot of variables that could change my outlook, including the re-entry of Iraq into the world marketplace, slower-than-expected economic growth or some event we can't even anticipate right now. If I believe the outlook for energy has deteriorated, I'll move into industries that I think offer a better value.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: a high level of current
income free from federal
income tax and New York state
and city personal income tax
by investing primarily in
municipal securities
START DATE: August 21, 1995
SIZE: as of October 31, 1996,
more than $7 million
MANAGER: Norman Lind,
since 1995; manager, Fidelity
New York Municipal Income
Fund and Spartan New York
Municipal Income Fund, since
1993; Fidelity New York
Insured Municipal Income
Fund, since 1994; Spartan
Short-Intermediate Municipal
Income Fund, Spartan New
York Intermediate Municipal
Income Fund, Spartan
Intermediate Municipal Income
Fund and Fidelity Advisor
Short-Intermediate Municipal
Income Fund, since 1995;
joined Fidelity in 1986
(checkmark)
NORM LIND ON SOME
WELCOME CHANGES IN NEW
YORK:
"New York is both an
interesting and challenging
state in which to invest.
Historically, the state has
been regarded as being very
generous in terms of welfare
and public care funding. This
past year, however, saw
diminished financial
assistance in those areas.
Expenses were lower and, for
the second year in a row,
budget costs were down,
which is quite astounding. I
think lawmakers are finally
realizing that maybe
government can't do
everything, so they're cutting
back on certain programs. As
a manager, that's a trend that
I'd like to see continue. New
York City has done a
wonderful job of publicizing
itself as a kinder, gentler place
to visit and conduct business.
We've seen signs that the
economy is improving -
most notably growth in the
advertising, high tech and
movie industries. Tourism is
also booming - whenever I
want to go to New York to talk
to issuers, I need to book a
hotel room weeks in advance.
A huge part of this renewed
attractiveness is the fact
that the crime rate has
declined. New York City can
still be somewhat intimidating,
but it is perceived as being
safer than it was five years
ago. The city's efforts in trying
to improve the climate have
not gone unnoticed."
INVESTMENT CHANGES


TOP TEN STOCKS AS OF OCTOBER 31, 1996
                                  % OF FUND'S    % OF FUND'S
                                  INVESTMENTS    INVESTMENTS
                                                 IN THESE STOCKS
                                                 6 MONTHS AGO

Bre-X Minerals Ltd.               2.6            2.6

United Meridian Corp.             2.1            0.6

CSX Corp.                         1.9            0.1

Total SA sponsored ADR            1.7            0.0

Aluminum Co. of America           1.6            0.7

Schlumberger Ltd.                 1.5            0.7

Diamond Offshore Drilling, Inc.   1.5            1.1

Transocean Offshore, Inc.         1.4            0.9

Halliburton Co.                   1.4            0.0

Occidental Petroleum Corp.        1.4            1.0

TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1996
                   % OF FUND'S    % OF FUND'S
                   INVESTMENTS    INVESTMENTS
                                  IN THESE MARKET SECTORS
                                  6 MONTHS AGO

Energy             46.5           26.2

Basic Industries   24.9           23.3

Precious Metals    12.0           8.2

Transportation     2.6            1.0

Technology         2.5            6.4

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF OCTOBER 31, 1996 * AS OF APRIL 30, 1996 **
Row: 1, Col: 1, Value: 4.3
Row: 1, Col: 2, Value: 95.7
Row: 1, Col: 1, Value: 7.9
Row: 1, Col: 2, Value: 92.09999999999999
Stocks 95.7%
Short-term
investments 4.3%
FOREIGN
INVESTMENTS 20.1%
Stocks 92.1%
Short-term
investments 7.9%
FOREIGN
INVESTMENTS 19.8%
*
**
INVESTMENTS OCTOBER 31, 1996

Showing Percentage of Total Value of Investment in Securities


COMMON STOCKS - 95.7%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 0.3%
Rockwell International Corp.   40,000 $ 2,200,000
BASIC INDUSTRIES - 24.9%
CHEMICALS & PLASTICS - 12.7%
Agrium, Inc.   210,000  2,816,317
Air Products & Chemicals, Inc.   55,000  3,300,000
Cambrex  Corp.   100,000  3,125,000
Crompton & Knowles Corp.   216,041  3,888,738
Cytec Industries, Inc. (a)  135,000  4,826,250
DSM NV  30,000  2,866,214
du Pont (E.I.) de Nemours & Co.   60,000  5,565,000
FMC Corp. (a)  50,000  3,681,250
Ferro Corp.   120,000  3,240,000
Fuller (H.B.) Co.   81,472  3,401,456
Furon Co.   85,000  1,785,000
Hanna (M.A.) Co.   141,250  3,001,563
Hercules, Inc.   60,000  2,857,500
IMC Fertilizer Group, Inc.   92,000  3,450,000
Intertape Polymer Group, Inc.   59,300  1,369,024
Monsanto Co.   155,000  6,141,875
Nalco Chemical Co.   125,000  4,546,875
Potash Corp. of Saskatchewan  35,000  2,481,602
Praxair, Inc.   102,000  4,513,500
Schulman (A.), Inc.   150,000  3,168,750
Scotts Co. Class A (a)  140,000  2,607,500
Union Carbide Corp.   80,000  3,410,000
Wellman, Inc.   50,000  887,500
Witco Corp.   200,000  6,200,000
  83,130,914
IRON & STEEL - 0.4%
Nucor Corp.   47,000  2,226,625
METALS & MINING - 6.6%
Alcan Aluminium Ltd.   170,000  5,588,554
Alumax, Inc. (a)  160,000  5,140,000
Aluminum Co. of America  177,000  10,376,625
IMCO Recycling, Inc.   133,500  2,136,000
Inco Ltd.   150,000  4,746,162
JCI Ltd. (a)  100,000  1,033,014
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
BASIC INDUSTRIES - CONTINUED
METALS & MINING - CONTINUED
Kaiser Aluminum Corp. (a)  385,500 $ 4,288,688
Pechiney SA Class A  109,683  4,698,559
Reynolds Metals Co.   92,000  5,175,000
  43,182,602
PAPER & FOREST PRODUCTS - 5.2%
Boise Cascade Corp.   205,000  6,355,000
Buckeye Cellulose Corp.   100,000  2,612,500
Champion International Corp.   60,000  2,610,000
Chesapeake Corp.   150,000  4,237,500
Consolidated Papers, Inc.   55,000  2,756,875
Fort Howard Corp. (a)  200,000  5,125,000
International Paper Co.   51,000  2,180,250
Mercer International, Inc. SBI  100,000  1,250,000
Stone Container Corp.   180,000  2,745,000
Temple-Inland, Inc.   80,000  4,100,000
  33,972,125
TOTAL BASIC INDUSTRIES   162,512,266
CONGLOMERATES - 0.8%
Tyco International Ltd.   103,700  5,146,113
CONSTRUCTION & REAL ESTATE - 0.7%
BUILDING MATERIALS - 0.3%
Lilly Industrial Coatings, Inc. Class A  115,000  2,070,000
CONSTRUCTION - 0.4%
McDermott (J. Ray) SA  100,000  2,712,500
TOTAL CONSTRUCTION & REAL ESTATE   4,782,500
DURABLES - 0.9%
AUTOS, TIRES, & ACCESSORIES - 0.9%
Eaton Corp.   100,000  5,975,000
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - 46.5%
ENERGY SERVICES - 18.2%
BJ Services Co. (a)  110,000 $ 4,936,250
Baker Hughes, Inc.   50,000  1,781,250
Carbo Ceramics, Inc.   52,000  1,027,000
Cliffs Drilling Co. (a)  138,100  5,921,038
Diamond Offshore Drilling, Inc. (a)  160,000  9,740,000
ENSCO International, Inc. (a)  100,000  4,325,000
Energy Ventures, Inc. (a)  200,000  8,800,000
Eni Spa  1,000,000  4,777,503
Falcon Drilling, Inc. (a)  190,000  6,721,250
Global Industries Ltd. (a)  331,600  5,968,800
Halliburton Co.   158,970  9,001,676
Marine Drilling Companies, Inc. (a)  370,000  5,133,750
Nabors Industries, Inc. (a)  230,000  3,823,750
Noble Drilling Corp.   250,000  4,656,250
Numar Corp. (a)  200,000  3,200,000
Pool Energy Services Co. (a)  120,000  1,770,000
Schlumberger Ltd.   101,000  10,011,625
Serv-Tech, Inc. (a)  31,800  99,375
Tidewater, Inc.   124,900  5,464,375
Transocean Offshore, Inc.   148,905  9,418,241
Weatherford Enterra, Inc. (a)  200,000  5,800,000
Western Atlas, Inc. (a)  100,000  6,937,500
  119,314,633
OIL & GAS - 28.3%
Amerada Hess Corp.   116,000  6,423,500
Amoco Corp.   50,000  3,787,500
Anadarko Petroleum Corp.   83,000  5,280,875
Barrett Resources Corp. (a)  162,000  6,216,750
Beau Canada Exploration Ltd. (a)  1,400,000  2,562,666
Belco Oil & Gas Corp. (a)  120,000  2,985,000
Belden & Blake Corp. (a)  165,000  4,372,500
British Petroleum PLC ADR  43,399  5,582,196
Burlington Resources, Inc.   100,200  5,047,575
Canadian Natural Resources Ltd. (a)  100,000  2,487,952
Chesapeake Energy Corp. (a)  115,000  6,698,750
Chieftain International, Inc. (a)  250,000  5,864,993
Coastal Corp. (The)  30,000  1,290,000
Comstock Resources, Inc. (a)  100,000  1,287,500
Devon Energy Corp.   100,000  3,487,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENERGY - CONTINUED
OIL & GAS - CONTINUED
Enron Oil & Gas Co.   135,000 $ 3,476,250
Flores & Rucks, Inc. (a)  160,000  7,560,000
Forcenergy Gas Exploration, Inc. (a)  240,800  6,591,900
KCS Group, Inc.   73,000  3,148,125
Kerr-McGee Corp.   85,000  5,333,750
Louisiana Land & Exploration Co.   113,400  6,449,625
Markwest Hydrocarbon, Inc. (a)  88,000  913,000
Mobil Corp.   20,000  2,335,000
National-Oilwell, Inc.   1,000  23,250
Newfield Exploration Co. (a)  60,700  2,868,075
Newport Petroleum Corp. (a)  50,000  263,364
Noble Affiliates, Inc.   60,000  2,610,000
Occidental Petroleum Corp.   366,400  8,976,800
Oryx Energy Co. (a)  100,000  1,925,000
Penn West Petroleum Ltd. (a)  100,000  915,238
Pogo Producing Co.   85,300  3,785,188
Renaissance Energy Ltd. (a)  210,000  6,668,161
Santa Fe Energy Resources, Inc. (a)  385,000  5,486,250
Stone Energy Corp. (a)  102,500  2,152,500
Texaco, Inc.   20,000  2,032,500
Tosco Corp.   71,400  4,007,325
Total SA sponsored ADR  282,000  10,998,000
Union Pacific Resources Group, Inc.   213,520  5,871,800
Unit Corp. (a)  250,000  2,000,000
United Meridian Corp. (a)  286,400  13,496,600
Vastar Resources, Inc.   102,000  3,786,750
Vintage Petroleum, Inc.   151,000  4,454,500
YPF Sociedad Anonima sponsored ADR representing
Class D shares  150,000  3,412,500
  184,916,708
TOTAL ENERGY   304,231,341
FINANCE - 0.9%
FEDERAL SPONSORED CREDIT - 0.9%
Federal National Mortgage Association  145,000  5,673,125
HOLDING COMPANIES - 0.7%
Norfolk Southern Corp.   50,000  4,456,250
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
INDUSTRIAL MACHINERY & EQUIPMENT - 2.3%
ELECTRICAL EQUIPMENT - 0.7%
Advanced Lighting Technologies, Inc. (a)  42,000 $ 787,500
Anixter International, Inc. (a)  238,000  3,540,250
  4,327,750
POLLUTION CONTROL - 1.6%
USA Waste Services, Inc. (a)  114,000  3,648,000
WMX Technologies, Inc.   100,000  3,437,500
Zurn Industries, Inc.   135,000  3,391,875
  10,477,375
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   14,805,125
NONDURABLES - 0.6%
AGRICULTURE - 0.6%
Pioneer Hi-Bred International, Inc.   60,000  4,027,500
TOBACCO - 0.0%
Schweitzer-Mauduit International, Inc.   2,600  79,950
TOTAL NONDURABLES   4,107,450
PRECIOUS METALS - 12.0%
Agnico Eagle Mines Ltd.   125,000  1,751,090
Barrick Gold Corp.   325,000  8,522,918
Bre-X Minerals Ltd. (a)  1,000,000  16,735,777
Bro-X Minerals Ltd.   100,000  291,382
Compania de Minas Buenaventura SA Class B
sponsored ADR (a)  156,400  2,619,700
De Beers Consolidated Mines Ltd. ADR  135,000  3,982,500
Driefontein Consolidated Ltd. ADR  100,000  1,318,750
Euro-Nevada Mining Corp. Ltd.   295,400  8,739,841
Franco Nevada Mining Corp.   50,000  2,148,007
Getchell Gold Corp. (a)  175,000  7,787,500
Greenstone Resources Ltd. (a)  350,000  4,445,441
Mentor Exploration & Development Co. Ltd. (a)  160,000  1,637,715
Meridian Gold, Inc. Installment Receipt (c)  1,000,000  2,502,895
Newmont Mining Corp.   190,000  8,787,500
Randgold & Exploration Co. Ltd.   130,900  1,003,706
Santa Fe Pacific Gold Corp.   100,000  1,187,500
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
PRECIOUS METALS - CONTINUED
Stillwater Mining Co. (a)  120,000 $ 2,070,000
Sudbury Contact Mines Ltd. (a)  140,000  1,098,285
Western Areas Gold Mining Ltd. Ord. (a)  97,300  1,502,503
  78,133,010
TECHNOLOGY - 2.5%
COMPUTERS & OFFICE EQUIPMENT - 1.0%
Ingram Micro, Inc. Class A  2,000  36,000
Hewlett-Packard Co.   145,000  6,398,125
  6,434,125
ELECTRONIC INSTRUMENTS - 1.5%
KLA Instruments Corp. (a)  175,000  4,243,750
Teradyne, Inc. (a)  375,000  5,953,125
  10,196,875
TOTAL TECHNOLOGY   16,631,000
TRANSPORTATION - 2.6%
RAILROADS - 2.6%
Burlington Northern Santa Fe Corp.   25,000  2,059,375
CSX Corp.   286,500  12,355,313
Union Pacific Corp.   50,000  2,806,250
  17,220,938
TOTAL COMMON STOCKS
(Cost $534,049,682)   625,874,118
CASH EQUIVALENTS - 4.3%
 SHARES

Taxable Central Cash Fund (b)  27,981,495  27,981,495
TOTAL INVESTMENT IN SECURITIES - 100%
(Cost $562,031,177)  $ 653,855,613
CURRENCY ABBREVIATIONS
CAD - Canadian dollar
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.33%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Purchased on an installment basis. Market value reflects only those payments made through October 31, 1996. The remaining installment aggregating CAD 2,500,000 is due July 31, 1997.
OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States  79.9%
Canada  13.0
France  2.4
South Africa  1.4
Others (individually less than 1%)  3.3
TOTAL  100.0%
INCOME TAX INFORMATION
At October 31, 1996, the aggregate cost of investment securities for income tax purposes was $562,052,367. Net unrealized appreciation aggregated $91,803,246, of which $103,164,764 related to appreciated investment securities and $11,361,518 related to depreciated investment securities. The fund hereby designates approximately $7,167,000 as a capital gain dividend for the purpose of the dividend paid deduction.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

ASSETS OCTOBER 31, 1996

Investment in securities, at value (cost $562,031,177) -                   $ 653,855,613
See accompanying schedule

Receivable for investments sold                                             6,742,290

Receivable for fund shares sold                                             2,158,369

Dividends receivable                                                        508,358

Other receivables                                                           9,284

Prepaid expenses                                                            16,768

 TOTAL ASSETS                                                               663,290,682

LIABILITIES

Payable for investments purchased                           $ 10,889,336

Payable for fund shares redeemed                             1,083,019

Accrued management fee                                       304,684

Distribution fees payable                                    273,570

Other payables and accrued expenses                          248,835

 TOTAL LIABILITIES                                                          12,799,444

NET ASSETS                                                                 $ 650,491,238

Net Assets consist of:

Paid in capital                                                            $ 509,564,904

Undistributed net investment income                                         376,703

Accumulated undistributed net realized gain (loss) on                       48,725,098
investments and foreign currency transactions

Net unrealized appreciation (depreciation) on                               91,824,533
investments and assets and liabilities in foreign
currencies

NET ASSETS                                                                 $ 650,491,238

CALCULATION OF MAXIMUM OFFERING PRICE                                       $25.11
CLASS A:
NET ASSET VALUE and redemption price per share
 ($1,609,170 (divided by) 64,082 shares)

Maximum offering price per share (100/94.75 of $25.11)                      $26.50

CLASS B:                                                                    $24.88
NET ASSET VALUE and offering price per share
 ($36,106,231 (divided by) 1,451,038 shares) A

CLASS T:                                                                    $25.12
NET ASSET VALUE and redemption price per share
 ($602,915,345 (divided by) 23,997,736 shares)

Maximum offering price per share (100/96.50 of $25.12)                      $26.03

INSTITUTIONAL CLASS:                                                        $25.17
NET ASSET VALUE, offering price and redemption price
 per share ($9,860,492 (divided by) 391,772 shares)


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.
STATEMENT OF OPERATIONS

INVESTMENT INCOME YEAR ENDED OCTOBER 31, 1996

Dividends                                                                $ 5,636,422

Interest                                                                  1,624,764

 TOTAL INCOME                                                             7,261,186

EXPENSES

Management fee                                             $ 3,344,653

Transfer agent fees                                         320
Class A

 Class B                                                    47,470

 Class T                                                    1,065,112

 Institutional Class                                        10,859

Distribution fees                                           344
Class A

 Class B                                                    164,177

 Class T                                                    2,272,463

Accounting fees and expenses                                323,423

Non-interested trustees' compensation                       1,646

Custodian fees and expenses                                 75,676

Registration fees                                           9,352
Class A

 Class B                                                    31,266

 Class T                                                    74,812

 Institutional Class                                        28,751

Audit                                                       35,509

Legal                                                       8,368

Miscellaneous                                               19,011

 Total expenses before reductions                           7,513,212

 Expense reductions                                         (161,412)     7,351,800

NET INVESTMENT INCOME (LOSS)                                              (90,614)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                      49,757,639

 Foreign currency transactions                              (3,322)       49,754,317

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                      74,826,891

 Assets and liabilities in foreign currencies               (163)         74,826,728

NET GAIN (LOSS)                                                           124,581,045

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ 124,490,431
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED      YEAR ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                          1996            1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ (90,614)      $ (685,143)
Net investment income (loss)

 Net realized gain (loss)                                  49,754,317      11,238,410

 Change in net unrealized appreciation (depreciation)      74,826,728      12,904,308

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           124,490,431     23,457,575
FROM OPERATIONS

Distributions to shareholders
From net realized gain

  Class B                                                  (127,176)       -

  Class T                                                  (10,063,536)    (3,086,044)

  Institutional Class                                      (30,367)        -

 TOTAL DISTRIBUTIONS                                       (10,221,079)    (3,086,044)

Share transactions - net increase (decrease)               260,016,652     56,472,708

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  374,286,004     76,844,239

NET ASSETS

 Beginning of period                                       276,205,234     199,360,995

 End of period (including undistributed net investment    $ 650,491,238   $ 276,205,234
income (loss) of $376,703 and $(408), respectively)

FINANCIAL HIGHLIGHTS - CLASS A
                                                                    YEAR ENDED
                                                                    OCTOBER 31,

                                                                    1996 G

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 23.65

Income from Investment Operations

 Net investment income (loss)                                        .00

 Net realized and unrealized gain (loss)                             1.46

 Total from investment operations                                    1.46

Net asset value, end of period                                      $ 25.11

TOTAL RETURN B, C                                                    6.17%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 1,609

Ratio of expenses to average net assets                              1.66% A,
                                                                     E

Ratio of expenses to average net assets after expense reductions     1.58% A,
                                                                     F

Ratio of net investment income (loss) to average net assets          (.01)%
                                                                    A

Portfolio turnover                                                   137%

Average commission rate H                                           $ .0337

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN
REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL
STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF
LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON
AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE
PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE
BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES
WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF
NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES)
TO OCTOBER 31, 1996.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS
REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY
TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD
TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN
VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.
FINANCIAL HIGHLIGHTS - CLASS B

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1996                      1995 G

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 19.23                   $ 18.87

Income from Investment Operations

 Net investment income (loss)                                        (.15)                     (.03)

 Net realized and unrealized gain (loss)                             6.49                      .39

 Total from investment operations                                    6.34                      .36

Less Distributions

 From net realized gain                                              (.69)                     -

Net asset value, end of period                                      $ 24.88                   $ 19.23

TOTAL RETURN B, C                                                    33.87%                    1.91%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 36,106                  $ 2,508

Ratio of expenses to average net assets                              2.28%                     2.23% A,
                                                                                               E

Ratio of expenses to average net assets after expense reductions     2.24% F                   2.21% A,
                                                                                               F

Ratio of net investment income (loss) to average net assets          (.68)%                    (.67)%
                                                                                              A

Portfolio turnover                                                   137%                      161%

Average commission rate H                                           $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1995.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - CLASS T

                                  YEARS ENDED OCTOBER 31,

                                  1996                      1995        1994 E      1993       1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 19.25                   $ 17.56     $ 17.59     $ 13.88    $ 14.11
of period

Income from Investment
Operations

 Net investment income (loss)      .00 D                     (.05) D     (.11) D     .22        (.10)

 Net realized and unrealized       6.56                      2.00        .76         4.91       .79
 gain (loss)

 Total from investment             6.56                      1.95        .65         5.13       .69
 operations

Less Distributions

 From net realized gain            (.69)                     (.26)       (.68)       (1.42)     (.92)

Net asset value, end of period    $ 25.12                   $ 19.25     $ 17.56     $ 17.59    $ 13.88

TOTAL RETURN A, B                  35.01%                    11.40%      3.97%       41.05%     5.97%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 602,915                 $ 272,979   $ 199,361   $ 40,309   $ 7,087
(000 omitted)

Ratio of expenses to average       1.59%                     1.86%       2.10%       2.63%      3.27%
net assets                                                  F                                  C

Ratio of expenses to average       1.56%                     1.84%       2.07%       2.62%      3.27%
net assets after expense          G                         G           G           G
reductions

Ratio of net investment income     .00%                      (.30)%      (.67)%      (1.18)%    (1.22)%
(loss) to average net assets

Portfolio turnover                 137%                      161%        125%        208%       248%

Average commission rate H         $ .0337


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E EFFECTIVE NOVEMBER 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES." AS A RESULT, NET INVESTMENT INCOME PER SHARE MAY REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
G FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS

                                                                    YEARS ENDED OCTOBER 31,

                                                                    1996                      1995 G

SELECTED PER-SHARE DATA D

Net asset value, beginning of period                                $ 19.27                   $ 18.87

Income from Investment Operations

 Net investment income (loss)                                        .04                       (.01)

 Net realized and unrealized gain (loss)                             6.55                      .41

 Total from investment operations                                    6.59                      .40

Less Distributions

 From net realized gain                                              (.69)                     -

Net asset value, end of period                                      $ 25.17                   $ 19.27

TOTAL RETURN B, C                                                    35.13%                    2.12%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                             $ 9,860                   $ 718

Ratio of expenses to average net assets                              1.44%                     1.68% A,
                                                                                               E

Ratio of expenses to average net assets after expense reductions     1.39% F                   1.66% A,
                                                                                               F

Ratio of net investment income (loss) to average net assets          .17%                      (.13)%
                                                                                              A

Portfolio turnover                                                   137%                      161%

Average commission rate H                                           $ .0337


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE CLASS' EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1996




1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Natural Resources Fund (the fund) (formerly Fidelity Advisor Global Resources Fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The fund offers Class A, Class B, Class T, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to its distribution plan. The fund commenced sale of a new Class A of shares on September 3, 1996. On this date, the original Class A was renamed Class T. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, registration, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
FOREIGN CURRENCY TRANSLATION - CONTINUED in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. FMR bears all organizational expenses except for registering and qualifying each class and shares of each class for distribution under federal and state securities law. These expenses are borne by each class and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Income dividends are declared separately for each class, while capital gain distributions are declared at the fund level and allocated to each class on a pro rata basis based on the number of shares held by each class on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions, passive foreign investment companies (PFIC), net operating losses and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an exemptive order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the fund as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the fund are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $844,334,385 and $596,480,708, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
 .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annual rate of .72% of average net assets. Effective September 1, 1996, FMR voluntarily agreed to reduce the individual fund fee rate from .45% to .30%.
DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to the fund's Class A shares (Class A Plan), Class B shares (Class B Plan), Class T shares (Class T Plan), and Institutional Class shares (collectively referred to as "the Plans"). Under the Class A, Class B, and Class T Plans, the fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. This fee is based on annual rates of .25%, 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee), and .50% (.65% prior to January 1, 1996) of the average net assets of the Class A, Class B, and Class T shares, respectively. For the period, the fund paid FDC $344, $164,177, and $2,272,463 under the Class A, Class B, and Class T Plans, of which $344, $41,044, and $2,199,691 were paid to securities dealers, banks and other financial institutions for the distribution of Class A, Class B, and Class T shares, and providing shareholder support services.
Under the Plans, FMR or FDC may use its resources to pay administrative and promotional expenses related to the sale of the fund's Class A, Class B, Class T, and Institutional Class shares. The Plans also authorize payments to third parties that assist in the sale of the fund's shares or render shareholder support services.
SALES LOAD. FDC receives a front-end sales charge of up to 5.25% and 3.50% (4.75% prior to January 1, 1996) for selling Class A and Class T shares of the fund, respectively, and the proceeds of a contingent deferred sales charge levied on Class B share redemptions occurring within five years of purchase. The Class B charge is based on declining rates which range from 4% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains.
For the period, FDC received sales charges of $61,535 and $3,256,662 on sales of Class A and Class T shares of the fund, of which $55,384 and $2,725,846 were paid to securities dealers, banks, and other financial institutions. FDC also received contingent deferred sales charges of $21,872 on Class B share redemptions from the fund. When Class B shares are sold, FDC pays commissions from its own resources to dealers through which the sales are made.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT FEES. Fidelity Investments Institutional Operations Company (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing, and shareholder servicing agent for the fund's Class A , Class B, and Institutional Class Shares, while State Street Bank and Trust Company (State Street) (collectively, with FIIOC, referred to as the Transfer Agents) acts in that capacity for the fund's Class T shares. The Transfer Agents receive account fees and asset-based fees that vary according to account size and type of account of the shareholders of the respective classes of the fund. With respect to the Class T shares, State Street has delegated certain transfer, dividend disbursing, and shareholder services to FIIOC for which FIIOC receives its allocable share of all such fees. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to annual rates of .22%, .29%, .24%, and .17% of the average net assets of Class A, Class B, Class T, and Institutional Class, respectively.
ACCOUNTING FEES. Fidelity Service Co. (FSC), an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $299,285 for the period.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.75% of the average net assets for Class A. For the period, the reimbursement reduced expenses by $8,444.
In addition, FMR voluntarily agreed to reimburse certain transfer agent, distribution and registration expenses for Class A. For the period, the reimbursement reduced these expenses by $134.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $145,793 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby interest earned on uninvested cash balances was used to offset a portion of expenses. During the period, the fund's custodian fees were reduced by $3,215 under the custodian arrangement, and Class T and Institutional Class expenses were reduced by $3,021 and $805, respectively, under the transfer agent arrangement.
6. SHARE TRANSACTIONS.
Share transactions for each class were as follows:

                                 SHARES                        DOLLARS

                                 YEARS ENDED                   YEARS ENDED
                                 OCTOBER 31,                   OCTOBER 31,

                                 1996 A         1995 B         1996 A           1995 B



CLASS A                           68,176         -             $ 1,669,719      $ -
Shares sold

Shares redeemed                   (4,094)        -              (102,601)        -

Net increase (decrease)           64,082         -             $ 1,567,118      $ -

CLASS B                           1,475,147      131,062       $ 33,567,815     $ 2,593,820
Shares sold

Reinvestment of distributions     5,653          -              112,491          -

Shares redeemed                   (160,185)      (639)          (3,677,194)      (12,702)

Net increase (decrease)           1,320,615      130,423       $ 30,003,112     $ 2,581,118

CLASS T                           16,012,851     7,829,216     $ 364,247,050    $ 140,936,888
Shares sold

Reinvestment of distributions     462,106        172,755        9,214,395        2,772,967

Shares redeemed                   (6,657,398)    (5,174,557)    (152,716,059)    (90,539,239)

Net increase (decrease)           9,817,559      2,827,414     $ 220,745,386    $ 53,170,616

INSTITUTIONAL CLASS               759,537        38,128        $ 17,292,506     $ 737,951
Shares sold

Reinvestment of distributions     1,464          -              29,239           -

Shares redeemed                   (406,499)      (858)          (9,620,709)      (16,977)

Net increase (decrease)           354,502        37,270        $ 7,701,036      $ 720,974


A SHARE TRANSACTIONS FOR CLASS A ARE FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1996.
B SHARE TRANSACTIONS FOR CLASS B AND INSTITUTIONAL CLASS ARE FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1995.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Natural Resources Fund (formerly Fidelity Advisor Global Resources Fund):
We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Series V: Fidelity Advisor Natural Resources Fund (formerly Fidelity Advisor Global Resources Fund), including the schedule of portfolio investments, as of October 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Advisor Series V: Fidelity Advisor Natural Resources Fund as of October 31, 1996, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights of Class A, Class B, Class T and Institutional Class for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
December 13, 1996
DISTRIBUTIONS


The Board of Trustees of Fidelity Advisor Natural Resources voted to pay to shareholders of record at the opening of business on record date, the following distributions derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

 PAY DATE RECORD DATE DIVIDENDS CAPITAL GAINS
Class A 12/09/96 12/06/96 $.14 $1.57
Class B 12/09/96 12/06/96    - $1.57
Class T 12/09/96 12/06/96 $.02 $1.57
A total of 22% of the dividends distributed during the fiscal year qualifies for the dividends-received deduction for corporate shareholders. The fund will notify shareholders in January 1997 of the applicable percentage for use in preparing 1996 income tax returns.



INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc., London, England
Fidelity Management & Research
(Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
William J. Hayes, Vice President
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Robert H. Morrison, Manager,
Security Transactions
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
State Street Bank and Trust Company
Boston, MA - Class T
Fidelity Investments Institutional Operations Company
Boston, MA - Class A & Class B
CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund
GROWTH FUNDS
Fidelity Advisor Overseas Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund
GROWTH AND INCOME FUNDS
Fidelity Advisor Equity Income Fund
Fidelity Advisor Income & Growth Fund
TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund
MUNICIPAL FUNDS
Fidelity Advisor High Income
Municipal Fund
Fidelity Advisor Municipal Bond Fund
Fidelity Advisor Intermediate Municipal Income Fund
Fidelity Advisor Short-Intermediate Municipal Income Fund
STATE MUNICIPAL FUNDS
Fidelity Advisor California Municipal Income Fund
Fidelity Advisor New York Municipal Income Fund
MONEY MARKET FUNDS
Daily Money Fund: Money Market Portfolio
Daily Money Fund: U.S. Treasury Portfolio
Daily Tax-Exempt Money Fund

(REGISTERED TRADEMARK)